UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03732
MFS VARIABLE INSURANCE TRUST II
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Corporate Bond Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$31	0.63%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	126,518,455	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	414	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Issuer country weightings
United States	71.8%
United Kingdom	4.2%
Canada	3.6%
Australia	2.6%
Japan	2.4%
Mexico	2.2%
Ireland	1.7%
Switzerland	1.7%
Germany	1.4%
Other Countries	8.4%
Composition including fixed income credit quality
AAA	3.1%
AA	2.2%
A	31.0%
BBB	52.0%
BB	7.4%
B	2.3%
D	0.1%
U.S. Government	0.7%
Not Rated	0.0%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BDSIC-SEM

MFS® Corporate Bond Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$44	0.88%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	126,518,455	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	414	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Issuer country weightings
United States	71.8%
United Kingdom	4.2%
Canada	3.6%
Australia	2.6%
Japan	2.4%
Mexico	2.2%
Ireland	1.7%
Switzerland	1.7%
Germany	1.4%
Other Countries	8.4%
Composition including fixed income credit quality
AAA	3.1%
AA	2.2%
A	31.0%
BBB	52.0%
BB	7.4%
B	2.3%
D	0.1%
U.S. Government	0.7%
Not Rated	0.0%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BDSSC-SEM

MFS® Blended Research®
Core Equity Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$16	0.30%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	391,603,409	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	37.7%
Financials	12.6%
Consumer Discretionary	10.1%
Communication Services	9.4%
Health Care	9.0%
Industrials	8.0%
Consumer Staples	4.7%
Utilities	3.0%
Energy	2.6%
Real Estate	1.4%
Materials	1.0%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.8%
Microsoft Corp.	4.2%
Amazon.com, Inc.	4.0%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.6%
Lam Research Corp.	2.4%
Johnson & Johnson	2.3%
Alphabet, Inc., "C"	2.1%
Micron Technology, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CGSIC-SEM

MFS® Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$29	0.55%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	391,603,409	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	37.7%
Financials	12.6%
Consumer Discretionary	10.1%
Communication Services	9.4%
Health Care	9.0%
Industrials	8.0%
Consumer Staples	4.7%
Utilities	3.0%
Energy	2.6%
Real Estate	1.4%
Materials	1.0%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.8%
Microsoft Corp.	4.2%
Amazon.com, Inc.	4.0%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.6%
Lam Research Corp.	2.4%
Johnson & Johnson	2.3%
Alphabet, Inc., "C"	2.1%
Micron Technology, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CGSSC-SEM

MFS® Emerging Markets
Equity Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$66	1.23%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	44,149,860	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	96
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	11.0%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	3.2%
Hon Hai Precision Industry Co. Ltd.	3.0%
Alibaba Group Holding Ltd.	2.8%
HDFC Bank Ltd.	2.3%
ASE Technology Holding Co. Ltd	2.2%
MediaTek, Inc.	2.2%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.3%
South Korea	21.4%
China	19.4%
India	12.4%
Brazil	3.3%
Hong Kong	2.6%
Saudi Arabia	2.6%
United States	2.6%
United Arab Emirates	2.0%
Other Countries	9.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCEIC-SEM

MFS® Emerging Markets
Equity Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$80	1.48%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	44,149,860	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	96
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	11.0%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	3.2%
Hon Hai Precision Industry Co. Ltd.	3.0%
Alibaba Group Holding Ltd.	2.8%
HDFC Bank Ltd.	2.3%
ASE Technology Holding Co. Ltd	2.2%
MediaTek, Inc.	2.2%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.3%
South Korea	21.4%
China	19.4%
India	12.4%
Brazil	3.3%
Hong Kong	2.6%
Saudi Arabia	2.6%
United States	2.6%
United Arab Emirates	2.0%
Other Countries	9.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCESC-SEM

MFS® International Intrinsic
Equity Portfolio

(formerly MFS® International Intrinsic Value Portfolio)

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$45	0.89%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,535,416,709	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	92
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.6%
Money Market Funds	4.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Franco-Nevada Corp.	3.3%
Schneider Electric SE	3.0%
Legrand S.A.	2.9%
TotalEnergies SE	2.5%
Deutsche Boerse AG	2.3%
NatWest Group PLC	2.3%
Resona Holdings, Inc.	2.2%
UBS Group AG	2.2%
CaixaBank S.A.	1.9%
Issuer country weightings
United Kingdom	16.2%
France	14.8%
Japan	13.5%
Switzerland	9.5%
United States	7.9%
Germany	7.6%
Canada	7.5%
Ireland	4.8%
Taiwan	4.4%
Other Countries	13.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2026. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Portfolio was renamed to the MFS International Intrinsic Equity Portfolio. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCGIC-SEM

MFS® International Intrinsic
Equity Portfolio

(formerly MFS® International Intrinsic Value Portfolio)

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$58	1.14%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,535,416,709	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	92
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.6%
Money Market Funds	4.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Franco-Nevada Corp.	3.3%
Schneider Electric SE	3.0%
Legrand S.A.	2.9%
TotalEnergies SE	2.5%
Deutsche Boerse AG	2.3%
NatWest Group PLC	2.3%
Resona Holdings, Inc.	2.2%
UBS Group AG	2.2%
CaixaBank S.A.	1.9%
Issuer country weightings
United Kingdom	16.2%
France	14.8%
Japan	13.5%
Switzerland	9.5%
United States	7.9%
Germany	7.6%
Canada	7.5%
Ireland	4.8%
Taiwan	4.4%
Other Countries	13.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2026. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Portfolio was renamed to the MFS International Intrinsic Equity Portfolio. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCGSC-SEM

MFS® International
Growth Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$44	0.88%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	380,951,790	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Schneider Electric SE	4.2%
Resonac Holdings Corp.	3.6%
Nestle S.A.	3.1%
Tencent Holdings Ltd.	2.9%
AstraZeneca PLC	2.8%
Novartis AG	2.8%
SAP SE	2.7%
Rolls-Royce Holdings PLC	2.6%
Linde PLC	2.5%
Issuer country weightings
Taiwan	11.5%
France	11.1%
United Kingdom	11.0%
Japan	10.9%
Germany	8.4%
Switzerland	7.2%
Canada	7.1%
Netherlands	4.8%
United States	4.6%
Other Countries	23.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCIIC-SEM

MFS® International
Growth Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$57	1.13%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	380,951,790	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Schneider Electric SE	4.2%
Resonac Holdings Corp.	3.6%
Nestle S.A.	3.1%
Tencent Holdings Ltd.	2.9%
AstraZeneca PLC	2.8%
Novartis AG	2.8%
SAP SE	2.7%
Rolls-Royce Holdings PLC	2.6%
Linde PLC	2.5%
Issuer country weightings
Taiwan	11.5%
France	11.1%
United Kingdom	11.0%
Japan	10.9%
Germany	8.4%
Switzerland	7.2%
Canada	7.1%
Netherlands	4.8%
United States	4.6%
Other Countries	23.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCISC-SEM

MFS® Government
Securities Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$28	0.57%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	256,989,758	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	593	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	94.1%
Money Market Funds	5.9%
Composition including fixed income credit quality
AAA	5.8%
AA	1.6%
A	0.3%
U.S. Government	25.2%
Federal Agencies	61.2%
Money Market Funds	5.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GSSIC-SEM

MFS® Government
Securities Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$41	0.82%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	256,989,758	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	593	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	94.1%
Money Market Funds	5.9%
Composition including fixed income credit
quality
AAA	5.8%
AA	1.6%
A	0.3%
U.S. Government	25.2%
Federal Agencies	61.2%
Money Market Funds	5.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GSSSC-SEM

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$36	0.72%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	213,333,200	Average Effective Maturity (yrs):	3.9
Total Number of Holdings:	369	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.8%
Equities	0.1%
Composition including fixed income credit quality
BBB	1.3%
BB	48.8%
B	36.0%
CCC	10.7%
CC	0.1%
D	0.2%
Not Rated	0.0%
Non-Fixed Income	0.1%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYSIC-SEM

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$48	0.97%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	213,333,200	Average Effective Maturity (yrs):	3.9
Total Number of Holdings:	369	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.8%
Equities	0.1%
Composition including fixed income credit
quality
BBB	1.3%
BB	48.8%
B	36.0%
CCC	10.7%
CC	0.1%
D	0.2%
Not Rated	0.0%
Non-Fixed Income	0.1%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYSSC-SEM

MFS® Massachusetts Investors
Growth Stock Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$35	0.72%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	856,656,941	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	35.6%
Financials	13.6%
Health Care	12.4%
Communication Services	11.6%
Industrials	10.9%
Consumer Discretionary	7.1%
Consumer Staples	4.3%
Utilities	2.1%
Materials	1.1%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	13.3%
Alphabet, Inc., "A"	10.2%
Broadcom, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
Amphenol Corp., "A"	4.0%
Visa, Inc., "A"	3.7%
Apple, Inc.	3.1%
Aon PLC	2.7%
Moody's Corp.	2.5%
Hubbell, Inc.	2.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MISIC-SEM

MFS® Massachusetts Investors
Growth Stock Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$47	0.97%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	856,656,941	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	35.6%
Financials	13.6%
Health Care	12.4%
Communication Services	11.6%
Industrials	10.9%
Consumer Discretionary	7.1%
Consumer Staples	4.3%
Utilities	2.1%
Materials	1.1%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	13.3%
Alphabet, Inc., "A"	10.2%
Broadcom, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
Amphenol Corp., "A"	4.0%
Visa, Inc., "A"	3.7%
Apple, Inc.	3.1%
Aon PLC	2.7%
Moody's Corp.	2.5%
Hubbell, Inc.	2.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MISSC-SEM

MFS® U.S. Government
Money Market Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$22	0.45%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	248,477,599
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	67.8%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	32.2%
Composition including fixed income credit quality
A-1+	50.5%
A-1	40.1%
U.S. Government	9.4%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	23.4%
30 - 59 days	11.7%
60 - 89 days	12.7%
90 - 365 days	15.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at insurancefunds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKSIC-SEM

MFS® U.S. Government
Money Market Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$22	0.45%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	248,477,599
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	67.8%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	32.2%
Composition including fixed income credit quality
A-1+	50.5%
A-1	40.1%
U.S. Government	9.4%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	23.4%
30 - 59 days	11.7%
60 - 89 days	12.7%
90 - 365 days	15.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at insurancefunds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKSSC-SEM

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$44	0.85%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	75,162,837	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	123
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NVIDIA Corp.	5.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Apple, Inc.	4.0%
Alphabet, Inc., "A"	3.3%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Broadcom, Inc.	2.7%
SK hynix, Inc.	2.6%
ASML Holding N.V.	1.8%
Mastercard, Inc., "A"	1.7%
Issuer country weightings
United States	57.5%
Japan	7.2%
United Kingdom	6.1%
Taiwan	4.3%
France	4.1%
Netherlands	3.8%
Switzerland	2.9%
South Korea	2.6%
Canada	2.1%
Other Countries	9.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RESIC-SEM

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$57	1.10%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	75,162,837	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	123
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NVIDIA Corp.	5.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Apple, Inc.	4.0%
Alphabet, Inc., "A"	3.3%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Broadcom, Inc.	2.7%
SK hynix, Inc.	2.6%
ASML Holding N.V.	1.8%
Mastercard, Inc., "A"	1.7%
Issuer country weightings
United States	57.5%
Japan	7.2%
United Kingdom	6.1%
Taiwan	4.3%
France	4.1%
Netherlands	3.8%
Switzerland	2.9%
South Korea	2.6%
Canada	2.1%
Other Countries	9.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RESSC-SEM

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$40	0.78%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	294,159,536	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	178
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Global equity sectors
Technology	33.1%
Capital Goods	14.3%
Financial Services	12.8%
Consumer Cyclicals	10.4%
Communication Services	10.0%
Health Care	9.3%
Energy	6.0%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Alphabet, Inc., "A"	5.1%
Amazon.com, Inc.	4.4%
Microsoft Corp.	4.2%
Broadcom, Inc.	3.4%
Meta Platforms, Inc., "A"	2.2%
JPMorgan Chase & Co.	1.8%
Arista Networks, Inc.	1.8%
Johnson & Johnson	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGSIC-SEM

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$53	1.03%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	294,159,536	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	178
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Global equity sectors
Technology	33.1%
Capital Goods	14.3%
Financial Services	12.8%
Consumer Cyclicals	10.4%
Communication Services	10.0%
Health Care	9.3%
Energy	6.0%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Alphabet, Inc., "A"	5.1%
Amazon.com, Inc.	4.4%
Microsoft Corp.	4.2%
Broadcom, Inc.	3.4%
Meta Platforms, Inc., "A"	2.2%
JPMorgan Chase & Co.	1.8%
Arista Networks, Inc.	1.8%
Johnson & Johnson	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGSSC-SEM

MFS® Research
International Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$46	0.89%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	369,664,564	Portfolio Turnover Rate (%):	13
Total Number of Holdings:	118
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Mizuho Financial Group, Inc.	3.0%
Schneider Electric SE	2.9%
Tokyo Electron Ltd.	2.8%
ASML Holding N.V.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Novartis AG	2.2%
Hitachi Ltd.	2.1%
TotalEnergies SE	1.8%
Linde PLC	1.8%
AstraZeneca PLC	1.8%
Issuer country weightings
Japan	23.7%
United Kingdom	15.9%
France	11.4%
Switzerland	7.1%
Netherlands	6.5%
United States	6.0%
Germany	5.8%
Italy	3.1%
Australia	2.6%
Other Countries	17.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RSSIC-SEM

MFS® Research
International Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$59	1.14%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	369,664,564	Portfolio Turnover Rate (%):	13
Total Number of Holdings:	118
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Mizuho Financial Group, Inc.	3.0%
Schneider Electric SE	2.9%
Tokyo Electron Ltd.	2.8%
ASML Holding N.V.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Novartis AG	2.2%
Hitachi Ltd.	2.1%
TotalEnergies SE	1.8%
Linde PLC	1.8%
AstraZeneca PLC	1.8%
Issuer country weightings
Japan	23.7%
United Kingdom	15.9%
France	11.4%
Switzerland	7.1%
Netherlands	6.5%
United States	6.0%
Germany	5.8%
Italy	3.1%
Australia	2.6%
Other Countries	17.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RSSSC-SEM

MFS® Income Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$33	0.67%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	37,273,389	Average Effective Maturity (yrs):	8.5
Total Number of Holdings:	260	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	99.6%
Money Market Funds	0.4%
Composition including fixed income credit quality
AAA	12.0%
AA	8.7%
A	14.9%
BBB	29.9%
BB	5.9%
B	5.1%
CCC	0.4%
C	0.0%
U.S. Government	21.0%
Federal Agencies	0.0%
Not Rated	1.7%
Money Market Funds	0.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SISIC-SEM

MFS® Income Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$46	0.92%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	37,273,389	Average Effective Maturity (yrs):	8.5
Total Number of Holdings:	260	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	99.6%
Money Market Funds	0.4%
Composition including fixed income credit quality
AAA	12.0%
AA	8.7%
A	14.9%
BBB	29.9%
BB	5.9%
B	5.1%
CCC	0.4%
C	0.0%
U.S. Government	21.0%
Federal Agencies	0.0%
Not Rated	1.7%
Money Market Funds	0.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SISSC-SEM

MFS® Technology Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$45	0.82%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	252,485,052	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	48
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Top ten holdings
Alphabet, Inc., "A"	8.4%
Broadcom, Inc.	7.1%
Apple, Inc.	6.9%
NVIDIA Corp.	6.6%
Microsoft Corp.	4.7%
Lam Research Corp.	4.4%
Applied Materials, Inc.	4.3%
Advanced Micro Devices	3.6%
KLA Corp.	3.1%
Cisco Systems, Inc.	3.0%
Top five industries
Semiconductor & Electronic Components	41.0%
Hardware, Peripherals, & Assembly	22.5%
Software	20.3%
Interactive Media Services	11.6%
Electrical Equipment	3.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
TKSIC-SEM

MFS® Technology Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$58	1.07%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	252,485,052	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	48
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Top ten holdings
Alphabet, Inc., "A"	8.4%
Broadcom, Inc.	7.1%
Apple, Inc.	6.9%
NVIDIA Corp.	6.6%
Microsoft Corp.	4.7%
Lam Research Corp.	4.4%
Applied Materials, Inc.	4.3%
Advanced Micro Devices	3.6%
KLA Corp.	3.1%
Cisco Systems, Inc.	3.0%
Top five industries
Semiconductor & Electronic Components	41.0%
Hardware, Peripherals, & Assembly	22.5%
Software	20.3%
Interactive Media Services	11.6%
Electrical Equipment	3.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
TKSSC-SEM

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$43	0.88%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	47,197,888	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Alphabet, Inc., "A"	4.8%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	3.8%
Visa, Inc., "A"	3.3%
Amphenol Corp., "A"	2.4%
L’Oréal S.A.	2.4%
Schneider Electric SE	2.3%
Aon PLC	2.3%
Tencent Holdings Ltd.	2.2%
Issuer country weightings
United States	67.6%
Taiwan	7.3%
France	6.0%
Japan	5.6%
China	4.2%
United Kingdom	2.4%
India	2.1%
Canada	1.7%
Switzerland	1.2%
Other Countries	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGOIC-SEM

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$55	1.13%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	47,197,888	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Alphabet, Inc., "A"	4.8%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	3.8%
Visa, Inc., "A"	3.3%
Amphenol Corp., "A"	2.4%
L’Oréal S.A.	2.4%
Schneider Electric SE	2.3%
Aon PLC	2.3%
Tencent Holdings Ltd.	2.2%
Issuer country weightings
United States	67.6%
Taiwan	7.3%
France	6.0%
Japan	5.6%
China	4.2%
United Kingdom	2.4%
India	2.1%
Canada	1.7%
Switzerland	1.2%
Other Countries	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGOSC-SEM

MFS® Global
Governments Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$34	0.69%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	77,632,606	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	70	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	35
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Issuer country weightings
United States	42.6%
Japan	10.7%
Italy	8.1%
United Kingdom	8.0%
France	6.5%
Greece	5.3%
Canada	3.5%
Spain	3.2%
Lithuania	3.0%
Other Countries	9.1%
Composition including fixed income credit quality
AAA	6.0%
AA	8.9%
A	24.1%
BBB	15.4%
BB	1.9%
B	0.5%
U.S. Government	39.3%
Federal Agencies	0.5%
Not Rated	0.9%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGSIC-SEM

MFS® Global
Governments Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$46	0.94%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	77,632,606	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	70	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	35
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Issuer country weightings
United States	42.6%
Japan	10.7%
Italy	8.1%
United Kingdom	8.0%
France	6.5%
Greece	5.3%
Canada	3.5%
Spain	3.2%
Lithuania	3.0%
Other Countries	9.1%
Composition including fixed income credit quality
AAA	6.0%
AA	8.9%
A	24.1%
BBB	15.4%
BB	1.9%
B	0.5%
U.S. Government	39.3%
Federal Agencies	0.5%
Not Rated	0.9%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGSSC-SEM

MFS® Global Tactical
Allocation Portfolio

MFS® Variable Insurance Trust II

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$39	0.77%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	315,554,461	Portfolio Turnover Rate (%):	43
Total Number of Holdings:	1,160
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/26)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	20.9%	26.8%	(6.0)%	41.7%
	Emerging Markets	18.2%	0.0%	0.0%	18.2%
	Japan	1.6%	8.7%	0.0%	10.3%
	Europe ex-U.K.	17.4%	0.0%	(9.3)%	8.1%
	United Kingdom	4.6%	3.1%	0.0%	7.7%
	North America ex-U.S.	4.2%	1.3%	0.0%	5.5%
	Supranational	0.1%	0.0%	0.0%	0.1%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Asia/Pacific ex-Japan	2.1%	0.0%	(9.1)%	(7.0)%
	Total	69.2%	39.9%	(24.4)%	84.7%
Equity	U.S. Small/Mid Cap	9.5%	0.0%	(0.1)%	9.4%
	Europe ex-U.K.	7.6%	1.6%	(2.0)%	7.2%
	U.S. Large Cap	8.5%	0.0%	(2.1)%	6.4%
	United Kingdom	3.8%	2.1%	0.0%	5.9%
	Japan	2.8%	1.9%	0.0%	4.7%
	Emerging Markets	2.3%	2.0%	(1.4)%	2.9%
	North America ex-U.S.	0.6%	2.1%	0.0%	2.7%
	Asia/Pacific ex-Japan	0.6%	1.3%	(3.7)%	(1.8)%
	Total	35.7%	11.0%	(9.3)%	37.4%
Real Estate-related	U.S.	0.6%	0.0%	0.0%	0.6%
	Non-U.S.	0.4%	0.0%	0.0%	0.4%
	Total	1.0%	0.0%	0.0%	1.0%
Cash	Cash & Cash Equivalents (d)				1.5%
	Other (e)				(24.6)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WTSIC-SEM

MFS® Global Tactical
Allocation Portfolio

MFS® Variable Insurance Trust II

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$51	1.02%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	315,554,461	Portfolio Turnover Rate (%):	43
Total Number of Holdings:	1,160
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/26)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	20.9%	26.8%	(6.0)%	41.7%
	Emerging Markets	18.2%	0.0%	0.0%	18.2%
	Japan	1.6%	8.7%	0.0%	10.3%
	Europe ex-U.K.	17.4%	0.0%	(9.3)%	8.1%
	United Kingdom	4.6%	3.1%	0.0%	7.7%
	North America ex-U.S.	4.2%	1.3%	0.0%	5.5%
	Supranational	0.1%	0.0%	0.0%	0.1%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Asia/Pacific ex-Japan	2.1%	0.0%	(9.1)%	(7.0)%
	Total	69.2%	39.9%	(24.4)%	84.7%
Equity	U.S. Small/Mid Cap	9.5%	0.0%	(0.1)%	9.4%
	Europe ex-U.K.	7.6%	1.6%	(2.0)%	7.2%
	U.S. Large Cap	8.5%	0.0%	(2.1)%	6.4%
	United Kingdom	3.8%	2.1%	0.0%	5.9%
	Japan	2.8%	1.9%	0.0%	4.7%
	Emerging Markets	2.3%	2.0%	(1.4)%	2.9%
	North America ex-U.S.	0.6%	2.1%	0.0%	2.7%
	Asia/Pacific ex-Japan	0.6%	1.3%	(3.7)%	(1.8)%
	Total	35.7%	11.0%	(9.3)%	37.4%
Real Estate-related	U.S.	0.6%	0.0%	0.0%	0.6%
	Non-U.S.	0.4%	0.0%	0.0%	0.4%
	Total	1.0%	0.0%	0.0%	1.0%
Cash	Cash & Cash Equivalents (d)				1.5%
	Other (e)				(24.6)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WTSSC-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Blended Research Core Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Core Equity Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.5%
Curtiss-Wright Corp.	1,848	$1,400,341
General Dynamics Corp.	14,139	5,008,599
General Electric Co.	5,690	2,126,524
Leidos Holdings, Inc.	3,895	401,068
RTX Corp.	5,530	1,049,207
		$9,985,739
Auto & Auto Components – 1.0%
Aptiv PLC (a)	7,129	$437,578
Ford Motor Co.	29,699	412,816
Tesla, Inc. (a)	7,195	3,026,217
		$3,876,611
Brokerage & Asset Managers – 3.1%
Ameriprise Financial, Inc.	9,251	$4,243,989
Charles Schwab Corp.	6,787	626,236
Northern Trust Corp.	38,937	6,768,808
Raymond James Financial, Inc.	2,133	324,280
		$11,963,313
Business Services – 0.6%
Dropbox, Inc. (a)	49,971	$1,372,703
Verisk Analytics, Inc., “A”	6,313	1,133,373
		$2,506,076
Chemicals – 0.3%
Albemarle Corp.	2,092	$282,483
Eastman Chemical Co.	10,723	718,226
		$1,000,709
Construction – 0.3%
CRH PLC	10,361	$1,108,627
Consumer Products – 1.3%
Colgate-Palmolive Co.	53,625	$4,916,340
Consumer Services – 1.0%
Airbnb, Inc., “A” (a)	8,273	$1,183,866
Booking Holdings, Inc.	10,461	1,864,569
Uber Technologies, Inc. (a)	14,315	1,032,970
		$4,081,405
Diversified Financial Services – 3.6%
Mastercard, Inc., “A”	14,087	$7,235,083
Visa, Inc., “A”	20,428	7,008,643
		$14,243,726
CGSFS-SEM
1

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.6%
Amphenol Corp., “A”	16,851	$2,971,168
Eaton Corp. PLC	6,001	2,557,146
nVent Electric PLC	3,549	601,946
		$6,130,260
Energy - Independent – 1.6%
ConocoPhillips	27,428	$2,851,415
Exxon Mobil Corp.	2,295	313,772
Valero Energy Corp.	11,889	3,096,371
		$6,261,558
Energy - Renewables – 1.6%
GE Vernova, Inc.	5,474	$6,431,184
Entertainment & Leisure – 0.3%
Brunswick Corp.	14,149	$1,191,912
Food & Beverages – 1.6%
Monster Worldwide, Inc. (a)	62,411	$5,998,946
PepsiCo, Inc.	1,688	228,555
		$6,227,501
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	46,446	$628,414
Global Systemically Important Banks – 3.1%
Bank of America Corp.	10,603	$604,159
Citigroup, Inc.	52,835	7,394,787
JPMorgan Chase & Co.	3,126	1,023,233
Morgan Stanley	3,555	743,137
Wells Fargo & Co.	26,875	2,220,950
		$11,986,266
Hardware, Peripherals, & Assembly – 12.6%
Apple, Inc.	105,851	$30,629,045
Arista Networks, Inc. (a)	31,860	5,412,377
Micron Technology, Inc.	7,088	8,181,608
Sandisk Corp. of Delaware (a)	1,085	2,466,997
Seagate Technology Holdings PLC	2,293	2,212,745
Western Digital Corp.	929	593,371
		$49,496,143
Health Maintenance Organizations – 1.2%
Cigna Group	16,402	$4,521,703
Insurance – 1.5%
Berkshire Hathaway, Inc., “B” (a)	3,226	$1,614,258
Chubb Ltd.	2,306	785,747
Equitable Holdings, Inc.	50,616	2,221,030
Everest Group Ltd.	809	288,999
Hartford Insurance Group, Inc.	6,875	911,075
		$5,821,109
2

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 6.8%
Alphabet, Inc., “A”	28,250	$10,095,702
Alphabet, Inc., “C”	23,447	8,284,529
Meta Platforms, Inc., “A”	14,387	8,104,053
		$26,484,284
Machinery & Tools – 2.5%
AGCO Corp.	20,945	$2,507,116
Caterpillar, Inc.	1,480	1,576,052
Trane Technologies PLC	949	466,111
Wabtec Corp.	19,253	5,190,609
		$9,739,888
Media – 2.0%
Netflix, Inc. (a)	38,710	$2,763,894
Omnicom Group, Inc.	5,198	378,570
Roku, Inc. (a)	7,046	973,335
Spotify Technology S.A. (a)	5,116	2,348,909
TKO Group Holdings, Inc.	5,885	1,184,709
		$7,649,417
Medical & Health Technology & Services – 1.4%
McKesson Corp.	6,723	$5,079,899
Ventas, Inc., REIT	4,766	423,221
		$5,503,120
Medical Equipment – 0.3%
Medtronic PLC	15,901	$1,243,935
Metals & Mining – 0.4%
Newmont Corp.	18,571	$1,734,531
Network & Telecom – 0.1%
Qualcomm, Inc.	1,537	$284,022
Non-Global Systemically Important Banks – 1.3%
American Express Co.	1,639	$554,392
Popular, Inc.	28,437	4,668,786
		$5,223,178
Oil Services – 1.0%
TechnipFMC PLC	58,780	$3,897,114
Pharmaceuticals & Biotechnology – 6.2%
Bristol-Myers Squibb Co.	60,150	$3,465,843
Eli Lilly & Co.	517	620,105
Gilead Sciences, Inc.	29,558	3,734,358
Illumina, Inc. (a)	2,695	473,862
Incyte Corp. (a)	3,335	378,056
Johnson & Johnson	35,458	9,005,268
Pfizer, Inc.	217,786	5,244,287
Vertex Pharmaceuticals, Inc. (a)	2,465	1,224,439
		$24,146,218
3

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.1%
Essential Properties Realty Trust, REIT	30,354	$906,067
Jones Lang LaSalle, Inc. (a)	3,565	1,104,972
W.P. Carey, Inc., REIT	34,028	2,433,002
		$4,444,041
Real Estate - Storage & Office – 0.2%
Cousins Properties, Inc., REIT	28,974	$868,641
Restaurants – 1.5%
Aramark	100,225	$5,702,803
Retail & E-commerce – 6.2%
Amazon.com, Inc. (a)	65,197	$15,539,053
Dollar General Corp.	17,159	1,975,172
Home Depot, Inc.	3,602	1,270,353
O'Reilly Automotive, Inc. (a)	49,197	4,530,552
TJX Cos., Inc.	7,077	1,072,166
		$24,387,296
Semiconductor & Electronic Components – 16.2%
Advanced Micro Devices (a)	2,207	$1,282,068
Applied Materials, Inc.	2,304	1,665,792
Broadcom, Inc.	26,390	9,968,823
Intel Corp. (a)	4,372	610,462
KLA Corp.	21,039	6,347,677
Lam Research Corp.	21,859	9,472,161
NVIDIA Corp.	171,092	34,233,798
		$63,580,781
Software – 7.5%
Autodesk, Inc. (a)	2,910	$565,762
Intuit, Inc.	9,833	2,566,413
Microsoft Corp.	43,542	16,242,037
Okta, Inc. (a)	33,715	4,600,412
Salesforce, Inc.	22,204	3,478,479
Snowflake, Inc., “A” (a)	1,533	390,148
Zoom Communications, Inc. (a)	18,362	1,584,824
		$29,428,075
Telecom Services – 0.6%
Space Exploration Technologies, “A” (a)	14,161	$2,419,549
Tobacco – 1.1%
Altria Group, Inc.	33,460	$2,407,447
Philip Morris International, Inc.	11,404	2,063,098
		$4,470,545
Travel, Gaming, & Lodging – 0.8%
Viking Holdings Ltd. (a)	29,466	$3,084,206
Utilities – 2.9%
Edison International	75,469	$5,618,667
NextEra Energy, Inc.	7,451	653,974
PG&E Corp.	282,271	4,747,798
4

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – continued
Portland General Electric Co.	10,086	$522,758
		$11,543,197
Total Common Stocks (Identified Cost, $198,584,954)		$388,213,437
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $1,763,915)	1,763,915	$1,763,915
Other Assets, Less Liabilities – 0.4%		1,626,057
Net Assets – 100.0%		$391,603,409

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,763,915 and
$388,213,437, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Core Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $198,584,954)	$388,213,437
Investments in affiliated issuers, at value (identified cost, $1,763,915)	1,763,915
Cash	34,952
Receivables for
Investments sold	2,160,889
Fund shares sold	649,125
Interest and dividends	233,267
Other assets	917
Total assets	$393,056,502
Liabilities
Payables for
Fund shares reacquired	$1,386,239
Payable to affiliates
Investment adviser	4,986
Administrative services fee	343
Shareholder servicing costs	161
Distribution and/or service fees	1,644
Payable for independent Trustees' compensation	1,487
Accrued expenses and other liabilities	58,233
Total liabilities	$1,453,093
Net assets	$391,603,409
Net assets consist of
Paid-in capital	$118,525,826
Total distributable earnings (loss)	273,077,583
Net assets	$391,603,409
Shares of beneficial interest outstanding	5,861,704

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$269,629,593	4,010,948	$67.22
Service Class	121,973,816	1,850,756	65.90
See Notes to Financial Statements
6

MFS Blended Research Core Equity Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,126,914
Dividends from affiliated issuers	39,225
Other	4,738
Income on securities loaned	61
Foreign taxes withheld	(4,443)
Total investment income	$2,166,495
Expenses
Management fee	$475,101
Distribution and/or service fees	148,478
Shareholder servicing costs	9,930
Administrative services fee	30,938
Independent Trustees' compensation	4,654
Custodian fee	9,609
Shareholder communications	7,465
Audit and tax fees	35,047
Legal fees	1,108
Miscellaneous	14,287
Total expenses	$736,617
Reduction of expenses by investment adviser	(26,098)
Net expenses	$710,519
Net investment income (loss)	$1,455,976
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$26,222,993
Affiliated issuers	(230)
Net realized gain (loss)	$26,222,763
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$10,779,900
Affiliated issuers	(184)
Net unrealized gain (loss)	$10,779,716
Net realized and unrealized gain (loss)	$37,002,479
Change in net assets from operations	$38,458,455
See Notes to Financial Statements
7

MFS Blended Research Core Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$1,455,976	$2,994,675
Net realized gain (loss)	26,222,763	53,579,853
Net unrealized gain (loss)	10,779,716	1,462,580
Change in net assets from operations	$38,458,455	$58,037,108
Total distributions to shareholders	$—	$(72,967,736)
Change in net assets from fund share transactions	$(32,869,699)	$(3,542,329)
Total change in net assets	$5,588,756	$(18,472,957)
Net assets
At beginning of period	386,014,653	404,487,610
At end of period	$391,603,409	$386,014,653
See Notes to Financial Statements
8

MFS Blended Research Core Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$60.82	$64.19	$55.45	$47.48	$68.53	$57.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.53	$0.63	$0.56	$0.68	$0.63
Net realized and unrealized gain (loss)	6.14	8.98	13.24	12.46	(10.77)	15.96
Total from investment operations	$6.40	$9.51	$13.87	$13.02	$(10.09)	$16.59
Less distributions declared to shareholders
From net investment income	$—	$(0.71)	$(0.66)	$(0.76)	$(0.68)	$(0.74)
From net realized gain	—	(12.17)	(4.47)	(4.29)	(10.28)	(4.60)
Total distributions declared to shareholders	$—	$(12.88)	$(5.13)	$(5.05)	$(10.96)	$(5.34)
Net asset value, end of period (x)	$67.22	$60.82	$64.19	$55.45	$47.48	$68.53
Total return (%) (k)(r)(s)(x)	10.52 (n)	16.10	25.50	28.53	(16.00)	29.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.31 (a)	0.42	0.45	0.44	0.45	0.45
Expenses after expense reductions	0.30 (a)	0.40	0.44	0.43	0.44	0.43
Net investment income (loss)	0.84 (a)	0.85	1.01	1.08	1.20	0.98
Portfolio turnover rate	18 (n)	40	40	42	43	51
Net assets at end of period (000 omitted)	$269,630	$265,160	$270,651	$251,495	$230,413	$313,788

See Notes to Financial Statements
9

MFS Blended Research Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$59.70	$63.19	$54.66	$46.82	$67.71	$56.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.37	$0.47	$0.42	$0.53	$0.47
Net realized and unrealized gain (loss)	6.02	8.82	13.03	12.29	(10.62)	15.76
Total from investment operations	$6.20	$9.19	$13.50	$12.71	$(10.09)	$16.23
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.50)	$(0.58)	$(0.52)	$(0.60)
From net realized gain	—	(12.17)	(4.47)	(4.29)	(10.28)	(4.60)
Total distributions declared to shareholders	$—	$(12.68)	$(4.97)	$(4.87)	$(10.80)	$(5.20)
Net asset value, end of period (x)	$65.90	$59.70	$63.19	$54.66	$46.82	$67.71
Total return (%) (k)(r)(s)(x)	10.39 (n)	15.82	25.18	28.20	(16.20)	29.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56 (a)	0.67	0.70	0.69	0.70	0.70
Expenses after expense reductions	0.55 (a)	0.66	0.69	0.68	0.69	0.68
Net investment income (loss)	0.59 (a)	0.60	0.76	0.83	0.96	0.73
Portfolio turnover rate	18 (n)	40	40	42	43	51
Net assets at end of period (000 omitted)	$121,974	$120,854	$133,837	$139,526	$132,919	$221,299

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
11

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$388,213,437	$—	$—	$388,213,437
Investment Companies	1,763,915	—	—	1,763,915
Total	$389,977,352	$—	$—	$389,977,352
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
12

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$15,179,213
Long-term capital gains	57,788,523
Total distributions	$72,967,736
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$201,418,820
Gross appreciation	196,799,554
Gross depreciation	(8,241,022)
Net unrealized appreciation (depreciation)	$188,558,532
As of 12/31/25
Undistributed ordinary income	3,167,276
Undistributed long-term capital gain	53,673,036
Net unrealized appreciation (depreciation)	177,778,816
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$49,345,790
Service Class	—	23,621,946
Total	$—	$72,967,736
13

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.25%
In excess of $5 billion	0.225%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $26,098, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.24% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $9,571, which equated to 0.0050% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $359.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $4,676, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $69,563,414 and $102,864,108, respectively.
14

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	32,291	$2,059,623	72,739	$4,571,862
Service Class	53,868	3,296,525	106,797	6,587,409
	86,159	$5,356,148	179,536	$11,159,271
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	849,540	$48,559,700
Service Class	—	—	420,619	23,621,946
	—	$—	1,270,159	$72,181,646
Shares reacquired
Initial Class	(381,063)	$(24,143,456)	(779,149)	$(48,678,238)
Service Class	(227,427)	(14,082,391)	(621,008)	(38,205,008)
	(608,490)	$(38,225,847)	(1,400,157)	$(86,883,246)
Net change
Initial Class	(348,772)	$(22,083,833)	143,130	$4,453,324
Service Class	(173,559)	(10,785,866)	(93,592)	(7,995,653)
	(522,331)	$(32,869,699)	49,538	$(3,542,329)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $880 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,765,595	$25,182,633	$25,183,899	$(230)	$(184)	$1,763,915

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$39,225	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Core Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Corporate Bond Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Corporate Bond Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 2.1%
Boeing Co., 5.15%, 5/01/2030	$473,000	$478,767
Boeing Co., 5.805%, 5/01/2050	990,000	978,086
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)	314,000	308,189
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)	314,000	309,205
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	131,000	135,019
TransDigm, Inc., 6.875%, 12/15/2030 (n)	474,000	487,130
		$2,696,396
Asset-Backed & Securitized – 3.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.098%, 11/15/2054 (i)	$3,750,189	$117,250
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	271,905	271,958
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.375% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	486,000	486,152
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.367% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	17,513	45,833
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.347%, 7/15/2054 (i)	6,694,601	284,130
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	199,062	198,903
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	345,127	345,480
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2039 (n)	151,693	151,759
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)	189,716	188,429
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	146,633	144,659
Jersey Mikes Funding LLC, 2026-1A, “A2II”, 5.481%, 2/15/2056 (n)	183,540	181,352
KREF 2018-FT1 Ltd., “AS”, FLR, 5.05% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	190,232	190,197
MF1 2022-FL8 Ltd., “A”, FLR, 4.989% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	164,701	164,701
MF1 2024-FL5 LLC, “A”, FLR, 5.325% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	453,000	453,597
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	96,085	95,812
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	103,693	103,680
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	73,976	74,021
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	58,590	58,543
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	93,125	93,367
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	312,595	312,153
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	49,340	49,431
		$4,011,407
Auto & Auto Components – 1.6%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$263,000	$264,358
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	260,000	260,149
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	260,000	258,190
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	200,000	198,363
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)	200,000	199,293
Stellantis Financial Services US Corp., 5.8%, 6/15/2031 (n)	399,000	394,351
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	200,000	199,339
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	252,000	259,034
		$2,033,077
Brokerage & Asset Managers – 3.9%
Carlyle Group, Inc., 5.05%, 9/19/2035	$454,000	$434,632
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	745,000	726,939
Charles Schwab Corp., 5.493% to 5/21/2036, FLR (SOFR - 1 day + 1.28%) to 5/21/2037	435,000	440,868
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	500,000	495,423
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	546,000	546,114
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	222,000	219,142
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	423,000	408,190
BDSFS-SEM
1

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$323,000	$321,423
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	530,000	509,375
LPL Holdings, Inc., 5.65%, 3/15/2035	466,000	463,123
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)	336,000	336,575
		$4,901,804
Building – 1.5%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$494,000	$488,815
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	255,000	256,200
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	233,000	234,932
QXO Building Products, Inc., 6.5%, 7/15/2031 (n)	199,000	202,815
QXO Building Products, Inc., 6.875%, 7/15/2034 (n)	229,000	235,086
Vulcan Materials Co., 4.5%, 6/15/2047	322,000	275,685
Vulcan Materials Co., 5.7%, 12/01/2054	235,000	233,160
		$1,926,693
Business Services – 1.9%
Automatic Data Processing, Inc., 5%, 5/07/2036	$687,000	$682,003
Beacon Point DC LLC, 6.129%, 11/30/2042 (n)	368,000	371,161
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)	203,000	205,601
Experian Co. , 5.35%, 8/24/2036 (n)	396,000	394,294
Paychex, Inc., 5.35%, 4/15/2032	550,000	556,552
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)	257,000	244,354
		$2,453,965
Cable TV – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$196,000	$195,679
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	530,000	428,979
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.834%, 10/23/2055	129,000	120,072
Comcast Corp., 2.887%, 11/01/2051	485,000	274,870
Videotron Ltd., 3.625%, 6/15/2029 (n)	256,000	246,916
Videotron Ltd., 5.7%, 1/15/2035 (n)	447,000	448,379
		$1,714,895
Chemicals – 0.9%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)	$491,000	$505,851
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	579,000	571,177
		$1,077,028
Conglomerates – 1.8%
Eaton Corp. PLC, 4.5%, 3/06/2033	$200,000	$195,782
Eaton Corp. PLC, 4.8%, 3/06/2036	227,000	222,700
GE Vernova, Inc., 4.875%, 2/04/2036	315,000	310,041
nVent Finance S.à r.l., 5.65%, 5/15/2033	165,000	169,685
Regal Rexnord Corp., 6.05%, 4/15/2028	248,000	253,222
Regal Rexnord Corp., 6.3%, 2/15/2030	452,000	471,748
Regal Rexnord Corp., 6.4%, 4/15/2033	323,000	342,823
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	184,000	184,120
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	157,000	161,216
		$2,311,337
Consumer Products – 0.5%
Haleon US Capital LLC, 3.625%, 3/24/2032	$378,000	$354,077
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	138,000	134,004
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	113,000	113,012
2

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Mattel, Inc., 3.75%, 4/01/2029 (n)	$56,000	$54,307
		$655,400
Consumer Services – 0.8%
CBRE Group, Inc., 5.95%, 8/15/2034	$431,000	$449,086
Rentokil Terminix Funding PLC, 4.625%, 4/23/2031 (n)	200,000	196,398
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	200,000	200,603
Service Corp. International, 5.75%, 10/15/2032	180,000	180,724
		$1,026,811
Diversified Financial Services – 3.3%
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	$381,000	$369,189
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	293,000	285,923
Blackstone Secured Lending Fund, 5.35%, 4/13/2028	253,000	252,172
Blackstone Secured Lending Fund, 5.9%, 5/21/2031	180,000	177,315
Blue Owl Credit Income Corp., 6.55%, 10/15/2031 (n)	488,000	485,808
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	307,000	317,975
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)	252,000	250,173
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	132,000	131,633
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	237,000	247,673
Muthoot Finance Ltd., 6.375%, 4/23/2029	374,000	374,464
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	162,000	164,782
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	237,000	241,021
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	189,000	176,859
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	325,000	328,891
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	364,000	358,048
		$4,161,926
Electrical Equipment – 0.7%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$458,000	$471,361
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)	401,000	400,422
		$871,783
Emerging Market Quasi-Sovereign – 0.3%
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)	$400,000	$391,596
Emerging Market Sovereign – 1.2%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$311,000	$312,260
Republic of Poland, 6.125%, 4/14/2056	318,000	323,386
United Mexican States, 5.85%, 7/02/2032	205,000	207,009
United Mexican States, 5.625%, 2/09/2034	331,000	325,704
United Mexican States, 6.625%, 1/29/2038	400,000	409,400
		$1,577,759
Energy - Independent – 1.3%
APA Corp., 6.1%, 2/15/2035	$100,000	$103,169
APA Corp., 6.75%, 2/15/2055	183,000	190,959
Occidental Petroleum Corp., 4.4%, 4/15/2046	531,000	445,774
Pioneer Natural Resources Co., 2.15%, 1/15/2031	540,000	484,230
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	215,000	233,430
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	145,000	146,069
		$1,603,631
3

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$305,000	$194,195
Eni S.p.A., 6%, 5/18/2056 (n)	410,000	404,689
		$598,884
Entertainment & Leisure – 1.0%
Carnival Corp., 5.875%, 6/15/2031 (n)	$63,000	$64,135
Carnival Corp., 5.75%, 8/01/2032 (n)	438,000	442,278
Carnival Corp., 6.125%, 2/15/2033 (n)	61,000	61,741
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	207,000	208,739
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	261,000	264,679
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	266,000	269,492
		$1,311,064
Food & Beverages – 3.8%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	$664,000	$562,551
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	569,000	569,918
Flowers Foods, Inc., 5.75%, 3/15/2035	269,000	261,695
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.75%, 12/01/2031	417,000	389,182
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032	170,000	157,433
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052	179,000	181,723
Kraft Heinz Foods Co., 4.875%, 10/01/2049	75,000	62,883
Kraft Heinz Foods Co., 5.5%, 6/01/2050	419,000	382,111
Mars, Inc., 4.55%, 4/20/2028 (n)	123,000	123,311
Mars, Inc., 5%, 3/01/2032 (n)	548,000	551,856
Mars, Inc., 5.2%, 3/01/2035 (n)	102,000	102,406
Mars, Inc., 3.95%, 4/01/2049 (n)	307,000	241,083
Mars, Inc., 5.7%, 5/01/2055 (n)	415,000	408,844
Primo Water Holdings, Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	222,000	216,700
SYSCO Corp., 4.45%, 3/15/2048	320,000	260,448
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	313,000	313,426
		$4,785,570
Global Systemically Important Banks – 11.3%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$392,000	$391,585
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	199,000	203,641
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	351,000	317,941
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	336,000	351,189
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)	339,000	338,811
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	282,000	280,663
Goldman Sachs Group, Inc., 4.972% to 6/03/2031, FLR (SOFR - 1 day + 1.03%) to 6/03/2032	274,000	273,842
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	296,000	290,751
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037	442,000	431,547
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	350,000	352,098
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	278,000	249,570
HSBC Holdings PLC, 5.208% to 5/12/2033, FLR (SOFR - 1 day + 1.32%) to 5/12/2034	446,000	444,411
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037	293,000	289,593
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 11/18/2174	200,000	201,342
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	379,000	380,839
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	257,000	256,537
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	298,000	304,528
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,166,000	1,036,963
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	246,000	249,673
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	668,000	659,132
JPMorgan Chase & Co., 4.898% to 1/22/2036, FLR (SOFR - 1 day + 1.07%) to 1/22/2037	528,000	514,158
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	419,679
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	200,000	202,092
4

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – continued
Mitsubishi UFJ Financial Group, Inc., 4.847% to 4/21/2031, FLR (CMT - 1yr. + 0.92%) to 4/21/2032	$206,000	$205,026
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036	463,000	459,878
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	235,000	238,111
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	300,000	287,301
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	306,000	310,747
Morgan Stanley, 5.073% to 1/30/2036, FLR (SOFR - 1 day + 1.184%) to 1/30/2037	736,000	719,756
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	854,000	746,169
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	1,128,000	1,071,054
UBS Group AG, 5.58%, 5/09/2036 (n)	492,000	500,898
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	300,000	275,379
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	269,000	270,082
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	239,000	243,037
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	356,000	360,863
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	127,000	128,936
		$14,257,822
Hardware, Peripherals, & Assembly – 0.1%
Apple, Inc., 2.7%, 8/05/2051	$163,000	$99,392
Industrial – 1.1%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$331,000	$329,691
Jacobs Solutions, Inc., 5.375%, 3/03/2036	419,000	412,049
WSP Global, Inc., 5.039%, 9/18/2031 (n)	222,000	220,425
WSP Global, Inc., 5.714%, 9/18/2036 (n)	460,000	454,864
		$1,417,029
Insurance – 2.1%
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	$275,000	$278,985
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	246,000	242,889
Equitable America Global Funding, 5.125%, 6/15/2031 (n)	544,000	545,917
Lincoln National Corp., 5.852%, 3/15/2034	240,000	245,098
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	410,000	421,828
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	399,000	397,129
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	358,000	382,791
Sammons Financial Group, Inc., 5.95%, 6/15/2036 (n)	86,000	86,136
		$2,600,773
Insurance - Health – 1.7%
Elevance Health, Inc., 5.65%, 6/15/2054	$439,000	$422,127
Horseshoe Funding Trust II, 6.887%, 11/15/2055 (n)	284,000	297,720
Humana, Inc., 5.375%, 4/15/2031	241,000	244,253
Humana, Inc., 5.55%, 5/01/2035	266,000	266,366
Humana, Inc., 4.95%, 10/01/2044	232,000	202,392
UnitedHealth Group, Inc., 5.5%, 7/15/2044	348,000	340,807
UnitedHealth Group, Inc., 5.875%, 2/15/2053	405,000	407,179
		$2,180,844
Insurance - Property & Casualty – 2.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$391,000	$394,123
American International Group, Inc., 5.125%, 3/27/2033	352,000	354,368
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	231,000	248,897
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	378,000	414,850
Asurion LLC, 8%, 12/31/2032 (n)	200,000	201,511
Brown & Brown, Inc., 5.25%, 6/23/2032	82,000	82,083
Brown & Brown, Inc., 6.25%, 6/23/2055	72,000	72,619
CRC Insurance Group LLC, 7.125%, 6/01/2031 (n)	131,000	130,582
5

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	$268,000	$250,689
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	296,000	302,535
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	223,000	232,706
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	211,000	211,411
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	203,000	191,869
Progressive Corp., 5.15%, 3/26/2036	311,000	310,889
		$3,399,132
International Market Quasi-Sovereign – 0.4%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$499,000	$441,698
International Market Sovereign – 0.4%
Government of Bermuda, 5%, 7/15/2032 (n)	$451,000	$453,471
Machinery & Tools – 0.8%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$200,000	$202,055
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	200,000	206,346
CNH Industrial Capital LLC, 5.5%, 1/12/2029	310,000	315,811
CNH Industrial N.V., 3.85%, 11/15/2027	328,000	324,363
		$1,048,575
Media – 1.0%
Walt Disney Co., 3.5%, 5/13/2040	$393,000	$322,406
Walt Disney Co., 4.75%, 9/15/2044	72,000	64,679
Walt Disney Co., 3.6%, 1/13/2051	252,000	184,099
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	344,000	329,251
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	323,000	305,978
		$1,206,413
Medical & Health Technology & Services – 2.3%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$366,000	$338,008
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	172,448
Baxter International, Inc., 4.9%, 12/15/2030	115,000	114,150
Baxter International, Inc., 5.65%, 12/15/2035	163,000	161,683
CommonSpirit Health, 5.548%, 12/01/2054	149,000	140,406
CommonSpirit Health, 5.662%, 9/01/2055	213,000	206,336
HCA, Inc., 4.9%, 11/15/2035	147,000	142,363
HCA, Inc., 5.7%, 11/15/2055	243,000	231,526
ICON Investments Six DAC, 5.809%, 5/08/2027	360,000	362,833
ICON Investments Six DAC, 5.849%, 5/08/2029	315,000	321,866
Marin General Hospital, 7.242%, 8/01/2045	272,000	291,110
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	476,000	468,431
		$2,951,160
Medical Equipment – 1.2%
Abbott Laboratories, 4.65%, 3/15/2036	$428,000	$415,557
Augusta SpinCo Corp., 4.945%, 3/23/2033	209,000	207,717
Augusta SpinCo Corp., 5.245%, 3/23/2036	231,000	231,174
Danaher Corp., 2.6%, 10/01/2050	416,000	251,472
Stryker Corp., 4.625%, 9/11/2034	442,000	431,597
		$1,537,517
6

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.0%
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	$313,000	$297,790
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	437,000	435,645
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	496,000	514,067
		$1,247,502
Midstream – 4.5%
Cheniere Energy Partners LP, 5.55%, 10/30/2035	$360,000	$365,687
Cheniere Energy Partners LP, 5.35%, 11/30/2036 (n)	211,000	209,920
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	105,000	105,062
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	258,000	274,483
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	257,000	273,523
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	542,000	518,633
Energy Transfer LP, 6.5% to 2/15/2031, FLR (CMT - 5yr. + 2.676%) to 2/15/2056	105,000	105,878
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	194,000	200,172
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	163,569	159,823
Plains All American Pipeline LP, 5.95%, 6/15/2035	185,000	190,296
Plains All American Pipeline LP, 5.6%, 1/15/2036	216,000	216,612
Plains All American Pipeline LP, 4.9%, 2/15/2045	425,000	375,617
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	297,000	293,110
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	119,000	125,224
Sunoco LP, 6.625%, 8/15/2032 (n)	501,000	509,550
Targa Resources Corp., 4.2%, 2/01/2033	129,000	122,251
Targa Resources Corp., 4.95%, 4/15/2052	551,000	472,680
Targa Resources Corp., 6.25%, 7/01/2052	147,000	149,382
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	70,000	71,693
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	264,000	247,858
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	209,000	204,050
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	120,000	127,236
Western Midstream Operating LP, 5.7%, 7/01/2036	411,000	411,740
		$5,730,480
Municipals – 0.3%
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035	$140,000	$144,443
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	275,000	290,989
		$435,432
Natural Gas - Distribution – 0.4%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$502,000	$522,751
Network & Telecom – 0.4%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$463,000	$462,961
Non-Global Systemically Important Banks – 7.7%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$578,000	$599,671
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	200,000	207,148
Banco Mercantil del Norte S.A., 8%, 12/29/2049 (n)	200,000	200,300
Banco Mercantil del Norte S.A., 8.45%, 12/29/2049 (n)	200,000	200,285
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)	573,000	565,856
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	332,000	354,037
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	610,000	665,258
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	631,000	604,256
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	214,640
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	499,000	510,421
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	362,000	364,570
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	436,000	440,257
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	213,000	212,252
7

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	$283,000	$305,495
Intesa Sanpaolo S.p.A., 6.005%, 6/29/2037 (n)	250,000	251,669
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	153,000	162,041
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	267,000	264,722
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	265,000	265,634
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	673,000	608,187
Nationwide Building Society, 4.351%, 9/30/2030 (n)	461,000	452,444
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	721,000	716,438
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032	784,000	786,507
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	200,000	200,845
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	266,000	274,115
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	302,000	309,596
		$9,736,644
Pharmaceuticals & Biotechnology – 1.6%
AbbVie, Inc., 4.75%, 3/15/2036	$210,000	$205,453
AbbVie, Inc., 5.35%, 3/15/2044	468,000	457,199
AbbVie, Inc., 5.4%, 3/15/2054	271,000	260,420
Eli Lilly & Co., 5.5%, 2/12/2055	181,000	179,877
Merck & Co., Inc., 4.75%, 12/04/2035	426,000	417,422
Mylan, Inc., 5.2%, 4/15/2048	50,000	41,593
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	254,000	239,287
Pfizer, Inc., 2.55%, 5/28/2040	188,000	136,459
Viatris, Inc., 4%, 6/22/2050	171,000	117,384
		$2,055,094
Railroads – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$493,000	$458,903
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055	192,000	186,440
Canadian Pacific Railway Co., 3.1%, 12/02/2051	649,000	423,792
		$1,069,135
Real Estate - Apartment – 0.8%
American Homes 4 Rent LP, REIT, 5.5%, 7/15/2034	$167,000	$169,011
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	637,000	634,853
American Homes 4 Rent LP, REIT, 4.3%, 4/15/2052	238,000	188,070
		$991,934
Real Estate - Other – 0.3%
Prologis LP, REIT, 5.125%, 1/15/2034	$311,000	$313,160
Real Estate - Retail – 0.8%
NNN REIT, Inc., 5.6%, 10/15/2033	$303,000	$311,674
STORE Capital Corp., REIT, 4.625%, 3/15/2029	190,000	187,889
STORE Capital Corp., REIT, 2.7%, 12/01/2031	572,000	503,829
		$1,003,392
Real Estate - Storage & Office – 1.4%
Boston Properties LP, REIT, 2.75%, 10/01/2026	$300,000	$299,022
COPT Defense Properties, REIT, 2%, 1/15/2029	286,000	267,403
COPT Defense Properties, REIT, 2.75%, 4/15/2031	140,000	126,984
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	232,000	237,334
Highwoods Realty LP, 5.35%, 1/15/2033	557,000	553,919
Vornado Realty LP, 5.75%, 2/01/2033	287,000	288,025
		$1,772,687
8

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Refining – 0.3%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$259,825	$243,911
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (a)(n)	291,000	159,323
		$403,234
Retail & E-commerce – 1.1%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$360,000	$266,264
Amazon.com, Inc., 5.65%, 3/13/2046	522,000	516,744
DICK'S Sporting Goods, 4.1%, 1/15/2052	365,000	265,579
Home Depot, Inc., 3.3%, 4/15/2040	416,000	333,646
		$1,382,233
Semiconductor & Electronic Components – 1.6%
Broadcom, Inc., 5.2%, 7/15/2035	$340,000	$341,143
Broadcom, Inc., 4.8%, 2/15/2036	253,000	245,523
Broadcom, Inc., 5.7%, 1/15/2056	282,000	279,806
Intel Corp., 5.7%, 2/10/2053	274,000	258,398
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	98,000	97,672
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5.25%, 8/19/2035	625,000	625,198
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	183,000	132,988
		$1,980,728
Software – 2.0%
Microsoft Corp., 2.525%, 6/01/2050	$124,000	$73,738
Microsoft Corp., 2.5%, 9/15/2050	487,000	287,499
Oracle Corp., 4.95%, 2/04/2031	311,000	304,479
Oracle Corp., 4.8%, 9/26/2032	127,000	120,842
Oracle Corp., 5.35%, 5/04/2033	472,000	458,488
Oracle Corp., 5.2%, 9/26/2035	138,000	129,197
Oracle Corp., 5.7%, 2/04/2036	312,000	302,158
Oracle Corp., 4%, 7/15/2046	264,000	178,069
Oracle Corp., 5.55%, 2/06/2053	295,000	237,626
Salesforce, Inc., 5.55%, 3/15/2036	436,000	435,669
		$2,527,765
Supermarkets – 0.2%
Kroger Co., 5.5%, 9/15/2054	$272,000	$255,125
Telecommunications - Wireless – 2.0%
American Tower Corp., 5.2%, 2/15/2029	$359,000	$363,699
American Tower Corp., 5.45%, 2/15/2034	292,000	296,466
American Tower Corp., 3.7%, 10/15/2049	190,000	138,665
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	565,000	443,056
Rogers Communications, Inc., 4.5%, 3/15/2042	288,000	244,099
Rogers Communications, Inc., 4.55%, 3/15/2052	63,000	50,038
T-Mobile USA, Inc., 5.05%, 7/15/2033	111,000	110,811
T-Mobile USA, Inc., 3%, 2/15/2041	553,000	408,111
Vodafone Group PLC, 5.625%, 2/10/2053	480,000	446,338
		$2,501,283
Tobacco – 0.9%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$389,000	$411,210
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	325,000	332,015
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	442,000	450,170
		$1,193,395
9

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation & Logistics – 1.1%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$536,000	$554,047
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	326,000	327,815
ERAC USA Finance LLC, 4.7%, 4/30/2031 (n)	315,000	314,031
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)	233,000	232,462
		$1,428,355
Travel, Gaming, & Lodging – 2.3%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$418,000	$424,130
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	482,000	480,347
Hilton Domestic Operating Co., Inc., 5.5%, 9/15/2031 (n)	491,000	492,256
Las Vegas Sands Corp., 5.9%, 6/01/2027	198,000	199,837
Las Vegas Sands Corp., 5.3%, 5/15/2031	155,000	154,407
Las Vegas Sands Corp., 6.2%, 8/15/2034	289,000	297,507
Sands China Ltd., 2.85%, 3/08/2029	400,000	378,653
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	266,000	265,488
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	256,000	255,242
		$2,947,867
U.S. Treasury Obligations – 0.7%
U.S. Treasury Bonds, 4.625%, 2/15/2046 (f)	$150,000	$143,977
U.S. Treasury Bonds, 4.75%, 2/15/2056 (f)	127,000	123,369
U.S. Treasury Notes, 5%, 5/15/2046	565,000	569,237
		$836,583
Utilities – 7.4%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)	$200,000	$187,902
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	200,000	182,905
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036	133,985	121,174
AEP Texas, Inc., 5.2%, 4/15/2036	208,000	205,158
AEP Transmission Co. LLC, 5.375%, 6/15/2035	241,000	244,922
AEP Transmission Co. LLC, 5.4%, 3/15/2053	216,000	206,565
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	161,944
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	120,000	113,000
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	100,000	83,379
Cox Asset Mexico S.A. de C.V., 7.125%, 1/08/2032 (n)	200,000	202,718
Cox Asset Mexico S.A. de C.V., 7.75%, 5/08/2036 (n)	200,000	204,300
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	277,000	257,686
Duke Energy Florida LLC, 3.4%, 10/01/2046	158,000	114,250
Duke Energy Florida LLC, 6.2%, 11/15/2053	233,000	246,150
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	200,000	200,282
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	200,000	184,772
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	354,872
Eversource Energy, 4.45%, 12/15/2030	185,000	181,818
Eversource Energy, 5.5%, 1/01/2034	254,000	258,391
FirstEnergy Corp., 3.4%, 3/01/2050	533,000	362,817
Florida Power & Light Co., 3.95%, 3/01/2048	234,000	183,634
Georgia Power Co., 4.95%, 5/17/2033	130,000	130,788
Georgia Power Co., 5.125%, 5/15/2052	362,000	335,429
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	525,000	469,650
MidAmerican Energy Co., 5.85%, 9/15/2054	369,000	374,149
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	119,519	118,042
NextEra Energy, Inc., 6% to 10/01/2031, FLR (CMT - 5yr. + 1.84%) to 10/01/2056	236,000	235,883
NextEra Energy, Inc., 6.2% to 10/01/2036, FLR (CMT - 5yr. + 1.765%) to 10/01/2056	157,000	156,848
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	331,000	332,159
Pacific Gas & Electric Co., 5.45%, 6/15/2027	126,000	126,968
Pacific Gas & Electric Co., 2.5%, 2/01/2031	130,000	116,632
10

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities – continued
Pacific Gas & Electric Co., 4%, 12/01/2046	$238,000	$177,162
PSEG Power LLC, 5.2%, 5/15/2030 (n)	383,000	387,323
PSEG Power LLC, 5.75%, 5/15/2035 (n)	301,000	307,165
Public Service Electric & Gas Co., 5.5%, 3/01/2055	240,000	232,737
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)	396,000	388,073
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)	396,000	388,080
Xcel Energy, Inc., 5.5%, 3/15/2034	368,000	373,877
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	118,000	122,099
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	274,000	292,221
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	59,000	63,269
		$9,387,193
Utilities - Gas – 1.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$251,000	$244,883
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	431,000	425,031
Spire, Inc., 4.6%, 9/01/2031	622,000	612,727
Spire, Inc., 6.25%, 6/01/2056	413,000	411,402
		$1,694,043
Total Bonds (Identified Cost, $124,872,459)		$123,583,828
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $1,533,718)	1,533,718	$1,533,718
Other Assets, Less Liabilities – 1.1%		1,400,909
Net Assets – 100.0%		$126,518,455

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,533,718 and
$123,583,828, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $51,057,071, representing 40.4% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

11

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	34	$3,859,000	September – 2026	$94,794
U.S. Treasury Ultra Bond 30 yr	Long	USD	17	1,974,656	September – 2026	57,224
						$152,018
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	24	$4,947,187	September – 2026	$(4,209)
U.S. Treasury Note 5 yr	Short	USD	20	2,140,937	September – 2026	(6,504)
U.S. Treasury Ultra Note 10 yr	Short	USD	23	2,586,781	September – 2026	(30,913)
						$(41,626)
At June 30, 2026, the fund had liquid securities collateral with an aggregate value of $209,605 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
12

MFS Corporate Bond Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $124,872,459)	$123,583,828
Investments in affiliated issuers, at value (identified cost, $1,533,718)	1,533,718
Cash	39,261
Receivables for
Investments sold	137,848
Fund shares sold	249,060
Interest	1,655,796
Receivable from investment adviser	9,425
Other assets	389
Total assets	$127,209,325
Liabilities
Payables for
Net daily variation margin on open futures contracts	$25,091
Investments purchased	127,511
Fund shares reacquired	464,823
Payable to affiliates
Administrative services fee	153
Shareholder servicing costs	65
Distribution and/or service fees	1,371
Payable for independent Trustees' compensation	758
Accrued expenses and other liabilities	71,098
Total liabilities	$690,870
Net assets	$126,518,455
Net assets consist of
Paid-in capital	$145,914,648
Total distributable earnings (loss)	(19,396,193)
Net assets	$126,518,455
Shares of beneficial interest outstanding	13,182,416

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$26,866,285	2,759,949	$9.73
Service Class	99,652,170	10,422,467	9.56
See Notes to Financial Statements
13

MFS Corporate Bond Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Interest	$3,336,257
Dividends from affiliated issuers	37,672
Other	2,618
Total investment income	$3,376,547
Expenses
Management fee	$376,975
Distribution and/or service fees	122,971
Shareholder servicing costs	4,355
Administrative services fee	13,802
Independent Trustees' compensation	2,261
Custodian fee	13,771
Shareholder communications	4,386
Audit and tax fees	40,416
Legal fees	492
Miscellaneous	19,376
Total expenses	$598,805
Reduction of expenses by investment adviser	(79,362)
Net expenses	$519,443
Net investment income (loss)	$2,857,104
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(347,708)
Affiliated issuers	(500)
Futures contracts	(272,714)
Net realized gain (loss)	$(620,922)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,326,384)
Affiliated issuers	(46)
Futures contracts	207,717
Net unrealized gain (loss)	$(1,118,713)
Net realized and unrealized gain (loss)	$(1,739,635)
Change in net assets from operations	$1,117,469
See Notes to Financial Statements
14

MFS Corporate Bond Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$2,857,104	$5,943,247
Net realized gain (loss)	(620,922)	(1,243,655)
Net unrealized gain (loss)	(1,118,713)	4,750,579
Change in net assets from operations	$1,117,469	$9,450,171
Total distributions to shareholders	$—	$(6,211,014)
Change in net assets from fund share transactions	$(4,424,689)	$(10,843,242)
Total change in net assets	$(3,307,220)	$(7,604,085)
Net assets
At beginning of period	129,825,675	137,429,760
At end of period	$126,518,455	$129,825,675
See Notes to Financial Statements
15

MFS Corporate Bond Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.64	$9.42	$9.51	$9.08	$11.93	$12.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.45	$0.43	$0.38	$0.31	$0.31
Net realized and unrealized gain (loss)	(0.14)	0.25	(0.14)	0.42	(2.23)	(0.49)
Total from investment operations	$0.09	$0.70	$0.29	$0.80	$(1.92)	$(0.18)
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$(0.38)	$(0.37)	$(0.36)	$(0.36)
From net realized gain	—	—	—	—	(0.57)	(0.24)
Total distributions declared to shareholders	$—	$(0.48)	$(0.38)	$(0.37)	$(0.93)	$(0.60)
Net asset value, end of period (x)	$9.73	$9.64	$9.42	$9.51	$9.08	$11.93
Total return (%) (k)(r)(s)(x)	0.93 (n)	7.56	3.00	9.11	(16.36)	(1.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.76 (a)	0.75	0.73	0.72	0.71	0.69
Expenses after expense reductions	0.63 (a)	0.63	0.63	0.63	0.63	0.63
Net investment income (loss)	4.74 (a)	4.65	4.55	4.07	3.04	2.51
Portfolio turnover rate	26 (n)	39	49	65	62	55
Net assets at end of period (000 omitted)	$26,866	$28,452	$35,373	$38,486	$39,066	$53,206

See Notes to Financial Statements
16

MFS Corporate Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.48	$9.27	$9.37	$8.94	$11.76	$12.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.42	$0.40	$0.35	$0.28	$0.27
Net realized and unrealized gain (loss)	(0.13)	0.25	(0.14)	0.42	(2.20)	(0.48)
Total from investment operations	$0.08	$0.67	$0.26	$0.77	$(1.92)	$(0.21)
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.36)	$(0.34)	$(0.33)	$(0.33)
From net realized gain	—	—	—	—	(0.57)	(0.24)
Total distributions declared to shareholders	$—	$(0.46)	$(0.36)	$(0.34)	$(0.90)	$(0.57)
Net asset value, end of period (x)	$9.56	$9.48	$9.27	$9.37	$8.94	$11.76
Total return (%) (k)(r)(s)(x)	0.84 (n)	7.30	2.70	8.89	(16.62)	(1.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.01 (a)	1.00	0.98	0.97	0.96	0.94
Expenses after expense reductions	0.88 (a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	4.49 (a)	4.39	4.31	3.83	2.77	2.26
Portfolio turnover rate	26 (n)	39	49	65	62	55
Net assets at end of period (000 omitted)	$99,652	$101,373	$102,057	$100,332	$94,155	$153,580

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
17

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
18

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$836,583	$—	$836,583
Non - U.S. Sovereign Debt	—	2,864,524	—	2,864,524
Municipal Bonds	—	435,432	—	435,432
U.S. Corporate Bonds	—	82,985,441	—	82,985,441
Residential Mortgage-Backed Securities	—	1,442,699	—	1,442,699
Commercial Mortgage-Backed Securities	—	1,384,771	—	1,384,771
Asset-Backed Securities (including CDOs)	—	1,183,937	—	1,183,937
Foreign Bonds	—	32,450,441	—	32,450,441
Investment Companies	1,533,718	—	—	1,533,718
Total	$1,533,718	$123,583,828	$—	$125,117,546

Other Financial Instruments
Futures Contracts – Assets	$152,018	$—	$—	$152,018
Futures Contracts – Liabilities	(41,626)	—	—	(41,626)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
19

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$152,018	$(41,626)
(a)  Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(272,714)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$207,717
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
20

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
21

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$6,211,014
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$126,609,013
Gross appreciation	1,564,888
Gross depreciation	(3,056,355)
Net unrealized appreciation (depreciation)	$(1,491,467)
As of 12/31/25
Undistributed ordinary income	6,007,966
Capital loss carryforwards	(26,352,930)
Net unrealized appreciation (depreciation)	(168,698)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(5,599,777)
Long-Term	(20,753,153)
Total	$(26,352,930)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$1,437,564
Service Class	—	4,773,450
Total	$—	$6,211,014
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $8,626, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
22

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $70,736, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $4,165, which equated to 0.0066% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $190.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0220% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,486,662	$3,064,676
Non-U.S. Government securities	30,249,042	30,122,488
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	86,953	$840,882	356,199	$3,442,985
Service Class	562,462	5,358,161	1,014,719	9,601,208
	649,415	$6,199,043	1,370,918	$13,044,193
23

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	153,095	$1,437,564
Service Class	—	—	516,607	4,773,450
	—	$—	669,702	$6,211,014
Shares reacquired
Initial Class	(278,517)	$(2,699,742)	(1,313,759)	$(12,628,069)
Service Class	(833,107)	(7,923,990)	(1,848,769)	(17,470,380)
	(1,111,624)	$(10,623,732)	(3,162,528)	$(30,098,449)
Net change
Initial Class	(191,564)	$(1,858,860)	(804,465)	$(7,747,520)
Service Class	(270,645)	(2,565,829)	(317,443)	(3,095,722)
	(462,209)	$(4,424,689)	(1,121,908)	$(10,843,242)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $291 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,764,207	$20,335,220	$20,565,163	$(500)	$(46)	$1,533,718

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$37,672	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Corporate Bond Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Core Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Equity Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 2.9%
BWX Technologies, Inc.	3,208	$624,437
Curtiss-Wright Corp.	1,503	1,138,913
General Dynamics Corp.	2,602	921,733
General Electric Co.	1,848	690,653
Honeywell Aerospace, Inc. (a)	3,797	839,551
Howmet Aerospace, Inc.	4,398	1,182,446
Leidos Holdings, Inc.	7,756	798,636
RBC Bearings, Inc. (a)	1,189	765,788
RTX Corp.	8,899	1,688,407
		$8,650,564
Apparel, Footwear, & Accessories – 0.4%
Amer Sports, Inc. (a)	9,708	$328,519
Birkenstock Holding PLC (a)(l)	14,755	634,907
Columbia Sportswear Co.	2,981	184,285
Wolverine World Wide, Inc.	8,822	145,828
		$1,293,539
Auto & Auto Components – 1.0%
Aptiv PLC (a)	5,086	$312,179
Carvana Co. (a)	25,275	1,663,600
LKQ Corp.	17,838	469,675
Visteon Corp.	3,595	356,660
		$2,802,114
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp.	14,141	$1,304,790
KKR & Co., Inc.	12,436	1,141,376
Northern Trust Corp.	2,739	476,148
Raymond James Financial, Inc.	3,723	566,007
TPG, Inc.	9,938	402,986
		$3,891,307
Business Services – 0.8%
Accenture PLC, “A”	5,118	$636,884
CoStar Group, Inc. (a)	17,684	500,811
Fidelity National Information Services, Inc.	9,687	376,631
TransUnion	11,124	802,485
		$2,316,811
Chemicals – 0.5%
Albemarle Corp.	2,887	$389,832
Linde PLC	2,193	1,138,035
		$1,527,867
Conglomerates – 0.0%
Honeywell International, Inc.	1	$112
RGSFS-SEM
1

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.7%
CRH PLC	15,258	$1,632,606
Ferguson Enterprises, Inc.	2,467	585,493
Sherwin-Williams Co.	2,278	784,361
Simpson Manufacturing Co., Inc.	6,133	1,283,943
SiteOne Landscape Supply, Inc. (a)	5,755	658,430
		$4,944,833
Consumer Products – 0.9%
Colgate-Palmolive Co.	13,350	$1,223,928
e.l.f. Beauty, Inc. (a)	1,466	108,484
International Flavors & Fragrances, Inc.	3,085	244,394
Kenvue, Inc.	48,940	935,243
		$2,512,049
Consumer Services – 1.0%
Bright Horizons Family Solutions, Inc. (a)	5,178	$367,017
Cintas Corp.	2,640	449,011
Grand Canyon Education, Inc. (a)	2,030	290,513
Phoenix Educations Partners, Inc.	4,603	151,209
Uber Technologies, Inc. (a)	24,339	1,756,302
		$3,014,052
Containers – 0.2%
Avery Dennison Corp.	2,774	$450,359
Diversified Financial Services – 2.6%
Bullish (a)(l)	1,865	$43,697
CME Group, Inc.	4,128	911,586
Mastercard, Inc., “A”	8,005	4,111,368
Moody's Corp.	2,628	1,190,274
Visa, Inc., “A”	4,346	1,491,069
		$7,747,994
Electrical Equipment – 2.5%
AMETEK, Inc.	5,151	$1,246,233
Amphenol Corp., “A”	12,478	2,200,121
Arxis, Inc. (a)(l)	8,102	373,826
Eaton Corp. PLC	2,611	1,112,599
Emerson Electric Co.	7,791	1,115,282
W.W. Grainger, Inc.	908	1,235,243
		$7,283,304
Energy - Independent – 2.4%
ConocoPhillips	21,227	$2,206,759
EQT Corp.	10,054	534,571
Exxon Mobil Corp.	21,223	2,901,609
Permian Resources Corp.	22,132	407,450
Valero Energy Corp.	4,091	1,065,460
		$7,115,849
Energy - Renewables – 0.7%
GE Vernova, Inc.	1,790	$2,102,999
2

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 1.8%
Jacobs Solutions, Inc.	6,881	$867,006
Legence Corp., “A” (a)	22,974	1,958,074
MYR Group, Inc. (a)	4,221	2,112,188
Primoris Services Corp.	4,188	415,115
		$5,352,383
Entertainment & Leisure – 0.5%
Live Nation Entertainment, Inc. (a)	3,299	$604,080
Take-Two Interactive Software, Inc. (a)	3,469	867,181
		$1,471,261
Food & Beverages – 1.3%
Celsius Holdings, Inc. (a)	5,568	$163,031
Coca-Cola Europacific Partners PLC	5,770	577,404
Mondelez International, Inc.	17,370	1,004,681
PepsiCo, Inc.	11,864	1,606,386
Tyson Foods, Inc., “A”	6,414	367,201
		$3,718,703
Forest & Paper Products – 0.2%
International Paper Co.	12,591	$479,717
Global Systemically Important Banks – 4.0%
Bank of America Corp.	74,216	$4,228,828
JPMorgan Chase & Co. (s)	16,628	5,442,843
Morgan Stanley	4,015	839,296
Wells Fargo & Co.	14,315	1,182,991
		$11,693,958
Hardware, Peripherals, & Assembly – 10.3%
Apple, Inc. (s)	54,948	$15,899,753
Arista Networks, Inc. (a)	30,488	5,179,302
Block, Inc., “A” (a)	8,742	664,392
Coherent Corp. (a)	1,840	725,825
Micron Technology, Inc.	3,718	4,291,650
Sandisk Corp. of Delaware (a)	821	1,866,732
Seagate Technology Holdings PLC	814	785,510
Zebra Technologies Corp., “A” (a)	3,133	824,794
		$30,237,958
Health Maintenance Organizations – 1.1%
Cigna Group	6,965	$1,920,111
Humana, Inc.	3,238	1,286,199
		$3,206,310
Insurance – 3.2%
Aon PLC	4,982	$1,652,480
Arthur J. Gallagher & Co.	4,628	1,062,450
Assurant, Inc.	2,076	557,468
Chubb Ltd.	5,899	2,010,025
Everest Group Ltd.	1,281	457,612
Lincoln National Corp.	10,120	357,742
Principal Financial Group, Inc.	7,263	782,806
Progressive Corp.	5,704	1,246,039
Selective Insurance Group, Inc.	5,069	491,744
3

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	3,087	$806,849
		$9,425,215
Interactive Media Services – 7.3%
Alphabet, Inc., “A” (s)	41,698	$14,901,614
Meta Platforms, Inc., “A”	11,738	6,611,898
		$21,513,512
Machinery & Tools – 2.3%
Caterpillar, Inc.	2,596	$2,764,480
Donaldson Co., Inc.	3,153	283,045
Nordson Corp.	2,740	826,631
Pentair PLC	15,246	1,168,758
Trane Technologies PLC	3,556	1,746,565
		$6,789,479
Media – 1.3%
Netflix, Inc. (a)	26,416	$1,886,102
Spotify Technology S.A. (a)	4,191	1,924,214
		$3,810,316
Medical & Health Technology & Services – 0.4%
ICON PLC (a)	2,503	$434,796
IDEXX Laboratories, Inc. (a)	634	333,763
Lumexa Imaging Holdings, Inc. (a)	32,073	361,783
Waystar Holding Corp. (a)	5,732	117,678
		$1,248,020
Medical Equipment – 2.9%
Becton, Dickinson and Co.	9,220	$1,395,263
Boston Scientific Corp. (a)	28,390	1,211,685
Medtronic PLC	28,706	2,245,670
Repligen Corp. (a)	8,485	1,157,693
STERIS PLC	2,403	506,000
Waters Corp. (a)	5,129	1,923,580
		$8,439,891
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	5,085	$1,215,366
Non-Global Systemically Important Banks – 0.7%
Columbia Banking System, Inc.	14,883	$477,000
PNC Financial Services Group, Inc.	4,931	1,214,111
Prosperity Bancshares, Inc.	7,127	520,485
		$2,211,596
Oil Services – 0.4%
SLB Ltd.	13,591	$631,846
TechnipFMC PLC	7,204	477,625
		$1,109,471
Pharmaceuticals & Biotechnology – 5.0%
Gilead Sciences, Inc.	27,411	$3,463,106
Illumina, Inc. (a)	3,442	605,207
Johnson & Johnson	17,348	4,405,871
4

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – continued
Pfizer, Inc.	165,777	$3,991,910
Vertex Pharmaceuticals, Inc. (a)	4,492	2,231,311
		$14,697,405
Pollution Control – 0.5%
GFL Environmental, Inc.	41,717	$1,534,768
Real Estate – 0.6%
Federal Realty Investment Trust, REIT	8,808	$1,087,260
NNN REIT, Inc.	17,638	820,696
		$1,907,956
Real Estate - Storage & Office – 0.4%
Highwoods Properties, Inc., REIT	16,321	$492,241
Rexford Industrial Realty, Inc., REIT	8,468	283,678
SmartStop Self Storage REIT	9,153	297,473
		$1,073,392
Restaurants – 1.1%
Aramark	21,652	$1,231,999
Performance Food Group Co. (a)	10,632	1,188,551
Starbucks Corp.	9,322	952,615
		$3,373,165
Retail & E-commerce – 6.6%
Amazon.com, Inc. (a)(s)	55,022	$13,113,943
BJ's Wholesale Club Holdings, Inc. (a)	23,308	2,032,924
Floor & Decor Holdings, Inc., “A” (a)	27,412	1,627,176
TJX Cos., Inc.	11,195	1,696,043
Tractor Supply Co.	25,566	808,141
		$19,278,227
Semiconductor & Electronic Components – 14.2%
Advanced Energy Industries, Inc.	2,566	$956,784
Advanced Micro Devices (a)	5,554	3,226,374
Analog Devices, Inc.	3,633	1,442,919
Broadcom, Inc.	26,401	9,972,978
KLA Corp.	11,537	3,480,828
MACOM Technology Solutions Holdings, Inc. (a)	2,580	981,355
NVIDIA Corp.	108,079	21,625,527
		$41,686,765
Software – 8.1%
Bentley Systems, Inc., “B”	22,893	$684,272
Cadence Design Systems, Inc. (a)	8,194	3,075,372
DigitalOcean, Inc. (a)	6,212	975,470
Guidewire Software, Inc. (a)	6,898	848,799
Intuit, Inc.	2,673	697,653
JFrog Ltd. (a)	15,536	1,411,912
Microsoft Corp. (s)	33,321	12,429,399
MongoDB, Inc. (a)	3,295	1,106,791
Okta, Inc. (a)	11,629	1,586,777
Quantinuum, Inc., “A” (a)	4,652	380,254
Snowflake, Inc., “A” (a)	2,429	618,181
		$23,814,880
5

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom - Infrastructure – 0.4%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	56,519	$1,222,506
Telecom Services – 1.0%
Space Exploration Technologies, “A” (a)	11,111	$1,898,425
T-Mobile USA, Inc.	6,298	1,056,364
		$2,954,789
Tobacco – 0.6%
Philip Morris International, Inc.	9,762	$1,766,043
Transportation & Logistics – 0.9%
FedEx Corp.	2,007	$628,452
Union Pacific Corp.	4,283	1,164,976
XPO, Inc. (a)	4,179	857,907
		$2,651,335
Travel, Gaming, & Lodging – 0.8%
DraftKings, Inc. (a)	8,319	$210,138
Hilton Worldwide Holdings, Inc.	3,953	1,306,309
Viking Holdings Ltd. (a)	8,275	866,144
		$2,382,591
Utilities – 2.2%
Duke Energy Corp.	7,777	$984,413
Evergy, Inc.	6,440	556,609
NextEra Energy, Inc.	10,074	884,195
PG&E Corp.	78,326	1,317,443
Sempra	11,811	1,094,998
Vistra Corp.	5,436	862,313
Xcel Energy, Inc.	7,858	630,997
		$6,330,968
Total Common Stocks (Identified Cost, $180,981,320)		$292,251,699
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $3,103,547)	3,103,511	$3,103,511
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $1,022,638)	1,022,638	$1,022,638
Other Assets, Less Liabilities – (0.8)%		(2,218,312)
Net Assets – 100.0%		$294,159,536

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,103,511 and
$293,274,337, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

6

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At June 30, 2026, the fund had cash collateral of $3,852 and other liquid securities collateral with an aggregate value of $526,242. Cash collateral posted and/or cash pledged in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
7

MFS Core Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $994,087 of securities on loan (identified cost, $182,003,958)	$293,274,337
Investments in affiliated issuers, at value (identified cost, $3,103,547)	3,103,511
Cash pledged	3,852
Receivables for
Investments sold	1,197,643
Fund shares sold	202,153
Interest and dividends	107,377
Other assets	611
Total assets	$297,889,484
Liabilities
Payable to custodian	$806,361
Payables for
Investments purchased	1,489,848
Fund shares reacquired	346,307
Collateral for securities loaned, at value	1,022,638
Payable to affiliates
Investment adviser	2,631
Administrative services fee	273
Shareholder servicing costs	178
Distribution and/or service fees	1,372
Payable for independent Trustees' compensation	1,138
Accrued expenses and other liabilities	59,202
Total liabilities	$3,729,948
Net assets	$294,159,536
Net assets consist of
Paid-in capital	$128,420,095
Total distributable earnings (loss)	165,739,441
Net assets	$294,159,536
Shares of beneficial interest outstanding	8,714,391

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$192,557,105	5,657,565	$34.04
Service Class	101,602,431	3,056,826	33.24
See Notes to Financial Statements
8

MFS Core Equity Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,688,777
Dividends from affiliated issuers	40,508
Income on securities loaned	6,055
Other	5,132
Foreign taxes withheld	(188)
Total investment income	$1,740,284
Expenses
Management fee	$1,064,637
Distribution and/or service fees	122,652
Shareholder servicing costs	10,908
Administrative services fee	24,460
Independent Trustees' compensation	3,709
Custodian fee	7,625
Shareholder communications	10,172
Audit and tax fees	36,611
Legal fees	842
Miscellaneous	14,950
Total expenses	$1,296,566
Reduction of expenses by investment adviser	(65,742)
Net expenses	$1,230,824
Net investment income (loss)	$509,460
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$16,951,897
Affiliated issuers	(902)
Net realized gain (loss)	$16,950,995
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,709,703
Affiliated issuers	(179)
Net unrealized gain (loss)	$1,709,524
Net realized and unrealized gain (loss)	$18,660,519
Change in net assets from operations	$19,169,979
See Notes to Financial Statements
9

MFS Core Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$509,460	$1,025,997
Net realized gain (loss)	16,950,995	36,711,475
Net unrealized gain (loss)	1,709,524	(4,296,749)
Change in net assets from operations	$19,169,979	$33,440,723
Total distributions to shareholders	$—	$(30,184,993)
Change in net assets from fund share transactions	$(11,746,273)	$321,764
Total change in net assets	$7,423,706	$3,577,494
Net assets
At beginning of period	286,735,830	283,158,336
At end of period	$294,159,536	$286,735,830
See Notes to Financial Statements
10

MFS Core Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$31.83	$31.61	$27.67	$23.73	$32.33	$27.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.15	$0.18	$0.15	$0.09
Net realized and unrealized gain (loss)	2.14	3.64	5.34	5.17	(5.50)	6.85
Total from investment operations	$2.21	$3.78	$5.49	$5.35	$(5.35)	$6.94
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.19)	$(0.14)	$(0.09)	$(0.14)
From net realized gain	—	(3.41)	(1.36)	(1.27)	(3.16)	(2.35)
Total distributions declared to shareholders	$—	$(3.56)	$(1.55)	$(1.41)	$(3.25)	$(2.49)
Net asset value, end of period (x)	$34.04	$31.83	$31.61	$27.67	$23.73	$32.33
Total return (%) (k)(r)(s)(x)	6.94 (n)	12.50	20.11	23.14	(17.27)	25.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83 (a)	0.83	0.83	0.83	0.86	0.85
Expenses after expense reductions	0.78 (a)	0.78	0.80	0.81	0.83	0.83
Net investment income (loss)	0.45 (a)	0.45	0.48	0.69	0.55	0.29
Portfolio turnover rate	31 (n)	50	33	35	28	35
Net assets at end of period (000 omitted)	$192,557	$187,914	$188,791	$176,611	$152,479	$206,060
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	0.78	0.79	0.81	0.81	0.81

See Notes to Financial Statements
11

MFS Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$31.13	$30.99	$27.15	$23.32	$31.84	$27.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.06	$0.07	$0.11	$0.08	$0.02
Net realized and unrealized gain (loss)	2.08	3.56	5.25	5.07	(5.42)	6.76
Total from investment operations	$2.11	$3.62	$5.32	$5.18	$(5.34)	$6.78
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.12)	$(0.08)	$(0.02)	$(0.09)
From net realized gain	—	(3.41)	(1.36)	(1.27)	(3.16)	(2.35)
Total distributions declared to shareholders	$—	$(3.48)	$(1.48)	$(1.35)	$(3.18)	$(2.44)
Net asset value, end of period (x)	$33.24	$31.13	$30.99	$27.15	$23.32	$31.84
Total return (%) (k)(r)(s)(x)	6.78 (n)	12.22	19.87	22.79	(17.48)	25.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08 (a)	1.08	1.08	1.08	1.11	1.10
Expenses after expense reductions	1.03 (a)	1.03	1.05	1.06	1.08	1.08
Net investment income (loss)	0.20 (a)	0.20	0.23	0.44	0.32	0.07
Portfolio turnover rate	31 (n)	50	33	35	28	35
Net assets at end of period (000 omitted)	$101,602	$98,822	$94,367	$84,173	$70,293	$76,684
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	1.03	1.04	1.06	1.06	1.06

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
13

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$292,251,699	$—	$—	$292,251,699
Investment Companies	4,126,149	—	—	4,126,149
Total	$296,377,848	$—	$—	$296,377,848
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $994,087.  The fair value of the fund's investment securities on loan and a related liability of $1,022,638 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
14

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$4,705,005
Long-term capital gains	25,479,988
Total distributions	$30,184,993
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$186,402,761
Gross appreciation	116,920,607
Gross depreciation	(6,945,520)
Net unrealized appreciation (depreciation)	$109,975,087
As of 12/31/25
Undistributed ordinary income	3,224,738
Undistributed long-term capital gain	35,079,161
Net unrealized appreciation (depreciation)	108,265,563
15

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$20,047,341
Service Class	—	10,137,652
Total	$—	$30,184,993
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $19,495, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.78% of average daily net assets for the Initial Class shares and 1.03% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2026. For the six months ended June 30, 2026, this reduction amounted to $46,247, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2026, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses,brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses),and investment-related expenses, such that total annual operating expenses do not exceed 0.73% of average daily net assets for the Initial Class shares and 0.98% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
16

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $10,486, which equated to 0.0074% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $422.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0172% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $375,972.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $5,027, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations aggregated $89,580,801 and $101,338,015, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	182,839	$5,989,291	331,926	$10,715,596
Service Class	100,656	3,188,484	311,530	9,584,079
	283,495	$9,177,775	643,456	$20,299,675
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	660,756	$20,047,341
Service Class	—	—	341,335	10,137,652
	—	$—	1,002,091	$30,184,993
Shares reacquired
Initial Class	(428,359)	$(13,935,977)	(1,061,370)	$(33,702,658)
Service Class	(218,738)	(6,988,071)	(523,424)	(16,460,246)
	(647,097)	$(20,924,048)	(1,584,794)	$(50,162,904)
17

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Net change
Initial Class	(245,520)	$(7,946,686)	(68,688)	$(2,939,721)
Service Class	(118,082)	(3,799,587)	129,441	3,261,485
	(363,602)	$(11,746,273)	60,753	$321,764
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $652 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,380,121	$25,487,983	$23,763,512	$(902)	$(179)	$3,103,511

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$40,508	$—
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
19

MFS Emerging Markets Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Alcoholic Beverages – 1.2%
China Resources Beer Holdings Co. Ltd.	94,000	$255,632
Kweichow Moutai Co. Ltd., “A”	1,500	262,068
		$517,700
Apparel, Footwear, & Accessories – 0.6%
ANTA Sports Products Ltd.	29,000	$263,433
Auto & Auto Components – 1.6%
Mahindra & Mahindra Ltd.	15,267	$499,387
Maruti Suzuki India Ltd.	858	128,345
PT Astra International Tbk	352,700	89,161
		$716,893
Business Services – 1.3%
Infosys Ltd.	32,029	$338,498
Tata Consultancy Services Ltd.	10,177	219,459
		$557,957
Chemicals – 0.4%
UPL Ltd.	29,538	$179,366
Conglomerates – 0.9%
Koc Holding A.S.	56,874	$235,927
LG Corp.	2,277	143,565
		$379,492
Construction – 1.9%
Anhui Conch Cement Co. Ltd.	58,000	$124,276
Midea Group Co. Ltd., “A”	32,300	359,539
Techtronic Industries Co. Ltd.	21,000	350,587
		$834,402
Consumer Products – 0.8%
Dabur India Ltd.	30,913	$138,271
Hindustan Unilever Ltd.	9,492	212,790
		$351,061
Consumer Services – 1.7%
MakeMyTrip Ltd. (a)	7,452	$397,117
Trip.com Group Ltd. (a)	8,650	343,669
		$740,786
Diversified Financial Services – 0.7%
B3 S.A. - Brasil Bolsa Balcao	91,400	$257,258
SM Investments Corp.	5,930	57,010
		$314,268
Electrical Equipment – 1.0%
WEG S.A.	50,100	$455,260
FCEFS-SEM
1

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.9%
Bharat Petroleum Corp. Ltd.	88,240	$284,071
Galp Energia SGPS S.A., “B”	6,458	137,580
Petronet LNG Ltd.	40,599	120,923
PT United Tractors Tbk	162,000	208,389
Reliance Industries Ltd.	37,915	521,849
		$1,272,812
Engineering - Construction – 1.8%
Doosan Bobcat, Inc.	4,809	$192,931
Samsung E&A Co. Ltd.	19,153	592,980
		$785,911
Entertainment & Leisure – 5.3%
NetEase, Inc., ADR	3,552	$455,154
Tencent Holdings Ltd.	34,200	1,884,735
		$2,339,889
Food & Beverages – 1.2%
Gruma S.A.B. de C.V.	16,335	$262,425
Kwality Walls (India) Ltd. (a)	9,130	3,406
Orion Corp.	2,957	252,256
		$518,087
Food & Drug Stores – 0.9%
BIM Birlesik Magazalar A.S.	20,030	$156,839
Walmart de Mexico S.A.B. de C.V.	85,173	250,198
		$407,037
Global Systemically Important Banks – 0.9%
China Construction Bank Corp.	376,670	$388,103
Hardware, Peripherals, & Assembly – 19.4%
EPAM Systems, Inc.	2,529	$200,676
Hon Hai Precision Industry Co. Ltd.	164,000	1,314,697
Largan Precision Co. Ltd.	3,000	406,579
Lenovo Group Ltd.	76,000	227,046
Samsung Electronics Co. Ltd.	22,194	4,851,987
SK hynix, Inc.	808	1,425,567
Xiaomi Corp., “B” (a)	59,400	164,716
		$8,591,268
Insurance – 4.7%
AIA Group Ltd.	63,800	$585,170
Hyundai Marine & Fire Insurance Co. Ltd. (a)	9,890	223,421
Ping An Insurance Co. of China Ltd., “H”	83,000	542,780
Samsung Fire & Marine Insurance Co. Ltd.	1,836	735,238
		$2,086,609
Internet – 0.8%
Mercadolibre, Inc. (a)	205	$347,965
Machinery & Tools – 2.0%
Delta Electronics, Inc.	14,000	$866,527
2

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.6%
Bumrungrad Hospital PCL	20,700	$117,145
Hangzhou Tigermed Consulting Co. Ltd., “A”	22,100	156,733
		$273,878
Metals & Mining – 2.6%
Gold Fields Ltd., ADR	16,146	$542,344
Industries Qatar Q.P.S.C.	74,573	225,296
Vale S.A., ADR	26,146	393,236
		$1,160,876
Natural Gas - Pipeline – 0.7%
ADNOC Gas PLC	327,076	$306,344
Non-Global Systemically Important Banks – 12.5%
Al Rajhi Bank	9,996	$175,326
Axis Bank Ltd.	20,889	298,958
Bandhan Bank Ltd.	93,427	202,646
Bangkok Bank Public Co. Ltd.	56,200	303,665
Bank Negara Indonesia PT	652,400	115,801
China Merchants Bank Co. Ltd.	85,000	487,922
Credicorp Ltd.	563	219,333
Emirates NBD Bank PJSC	18,089	145,587
Grupo Financiero Banorte S.A. de C.V.	16,631	175,530
HDFC Bank Ltd.	120,603	1,020,164
ICICI Bank Ltd.	20,145	293,389
Kasikornbank PLC	53,200	349,110
Kotak Mahindra Bank Ltd.	78,428	325,897
National Bank of Greece S.A.	14,719	253,698
NU Holdings Ltd. (a)	13,871	185,317
PT Bank Central Asia Tbk	912,100	283,118
Saudi Awwal Bank	19,727	169,905
Saudi National Bank	37,968	390,675
Saudi Tadawul Group Holding Co.	3,825	134,687
Sberbank of Russia PJSC (a)(u)	286,804	0
		$5,530,728
Oil Services – 0.7%
ADNOC Drilling Co. PJSC	187,168	$292,004
Pharmaceuticals & Biotechnology – 1.0%
Hugel, Inc. (a)	786	$134,304
WuXi AppTec Co. Ltd., “A”	16,400	301,910
		$436,214
Real Estate – 0.3%
Emaar Properties PJSC	48,890	$158,672
Retail & E-commerce – 5.2%
Alibaba Group Holding Ltd.	102,048	$1,219,159
Coupang, Inc. (a)	18,015	312,921
Meituan, “B” (a)	46,600	410,996
PDD Holdings, Inc., ADR (a)	4,417	336,929
		$2,280,005
3

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 18.4%
ASE Technology Holding Co. Ltd	46,000	$993,350
MediaTek, Inc.	7,000	955,853
Taiwan Semiconductor Manufacturing Co. Ltd.	80,235	6,161,137
		$8,110,340
Software – 0.9%
Kingsoft Corp.	88,000	$250,159
Totvs S.A.	31,000	172,346
		$422,505
Telecom Services – 1.0%
Etihad Etisalat Co.	15,922	$256,171
Hellenic Telecommunications Organization S.A.	7,780	172,721
		$428,892
Tobacco – 0.2%
ITC Ltd.	23,228	$70,699
Travel, Gaming, & Lodging – 0.5%
Sands China Ltd.	137,200	$229,286
Utilities – 0.7%
China Resources Gas Group Ltd.	66,100	$123,555
NTPC Ltd.	52,348	198,262
		$321,817
Total Common Stocks (Identified Cost, $27,163,353)		$42,937,086
Preferred Stocks – 1.3%
Hardware, Peripherals, & Assembly – 1.3%
Samsung Electronics Co. Ltd. (Identified Cost, $361,290)	4,201	$588,224
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $575,262)	575,262	$575,262
Other Assets, Less Liabilities – 0.1%		49,288
Net Assets – 100.0%		$44,149,860

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $575,262 and
$43,525,310, respectively.

(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Emerging Markets Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $27,524,643)	$43,525,310
Investments in affiliated issuers, at value (identified cost, $575,262)	575,262
Cash	8,864
Foreign currency, at value (identified cost, $5,341)	5,341
Receivables for
Investments sold	53,563
Fund shares sold	38,785
Dividends	114,592
Receivable from investment adviser	18,413
Other assets	154
Total assets	$44,340,284
Liabilities
Payables for
Investments purchased	$10,623
Fund shares reacquired	9,892
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	71
Distribution and/or service fees	320
Payable for independent Trustees' compensation	593
Deferred foreign capital gains tax expense payable	36,971
Payable for custodian fee	58,688
Payable for audit and tax fees	61,025
Accrued expenses and other liabilities	12,145
Total liabilities	$190,424
Net assets	$44,149,860
Net assets consist of
Paid-in capital	$19,892,475
Total distributable earnings (loss)	24,257,385
Net assets	$44,149,860
Shares of beneficial interest outstanding	2,160,944

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$20,508,263	992,793	$20.66
Service Class	23,641,597	1,168,151	20.24
See Notes to Financial Statements
5

MFS Emerging Markets Equity Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$599,371
Dividends from affiliated issuers	14,487
Other	5,964
Income on securities loaned	717
Interest	3
Foreign taxes withheld	(73,131)
Total investment income	$547,411
Expenses
Management fee	$228,746
Distribution and/or service fees	29,087
Shareholder servicing costs	5,165
Administrative services fee	8,679
Independent Trustees' compensation	1,513
Custodian fee	60,740
Shareholder communications	3,861
Audit and tax fees	58,022
Legal fees	233
Miscellaneous	15,065
Total expenses	$411,111
Reduction of expenses by investment adviser	(113,969)
Net expenses	$297,142
Net investment income (loss)	$250,269
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $17,320 foreign capital gains tax)	$3,958,859
Affiliated issuers	(106)
Foreign currency	(10,981)
Net realized gain (loss)	$3,947,772
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $125,283 decrease in deferred foreign capital gains tax)	$2,616,891
Affiliated issuers	(37)
Translation of assets and liabilities in foreign currencies	775
Net unrealized gain (loss)	$2,617,629
Net realized and unrealized gain (loss)	$6,565,401
Change in net assets from operations	$6,815,670
See Notes to Financial Statements
6

MFS Emerging Markets Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$250,269	$675,965
Net realized gain (loss)	3,947,772	4,636,042
Net unrealized gain (loss)	2,617,629	5,469,150
Change in net assets from operations	$6,815,670	$10,781,157
Total distributions to shareholders	$—	$(1,010,516)
Change in net assets from fund share transactions	$(2,891,557)	$(4,263,446)
Total change in net assets	$3,924,113	$5,507,195
Net assets
At beginning of period	40,225,747	34,718,552
At end of period	$44,149,860	$40,225,747
See Notes to Financial Statements
7

MFS Emerging Markets Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.65	$13.58	$12.46	$11.39	$16.03	$17.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.30	$0.27	$0.30	$0.23	$0.20
Net realized and unrealized gain (loss)	2.89	4.22	1.17	0.95	(3.36)	(1.36)
Total from investment operations	$3.01	$4.52	$1.44	$1.25	$(3.13)	$(1.16)
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.32)	$(0.18)	$(0.57)	$(0.09)
From net realized gain	—	(0.11)	—	—	(0.94)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.45)	$(0.32)	$(0.18)	$(1.51)	$(0.09)
Net asset value, end of period (x)	$20.66	$17.65	$13.58	$12.46	$11.39	$16.03
Total return (%) (k)(r)(s)(x)	17.05 (n)	33.65	11.61	10.99	(19.79)	(6.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75 (a)	1.89	1.84	1.50	1.82	1.62
Expenses after expense reductions	1.23 (a)	1.23	1.23	1.23	1.23	1.23
Net investment income (loss)	1.28 (a)	1.95	2.04	2.50	1.78	1.16
Portfolio turnover rate	25 (n)	40	35	29	37	41
Net assets at end of period (000 omitted)	$20,508	$18,596	$15,512	$15,889	$15,452	$19,498

See Notes to Financial Statements
8

MFS Emerging Markets Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.32	$13.33	$12.23	$11.19	$15.76	$16.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.26	$0.23	$0.27	$0.19	$0.15
Net realized and unrealized gain (loss)	2.82	4.14	1.16	0.91	(3.30)	(1.33)
Total from investment operations	$2.92	$4.40	$1.39	$1.18	$(3.11)	$(1.18)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.29)	$(0.14)	$(0.52)	$(0.05)
From net realized gain	—	(0.11)	—	—	(0.94)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.41)	$(0.29)	$(0.14)	$(1.46)	$(0.05)
Net asset value, end of period (x)	$20.24	$17.32	$13.33	$12.23	$11.19	$15.76
Total return (%) (k)(r)(s)(x)	16.86 (n)	33.35	11.40	10.62	(19.94)	(6.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.00 (a)	2.14	2.09	1.75	2.07	1.87
Expenses after expense reductions	1.48 (a)	1.48	1.48	1.48	1.48	1.48
Net investment income (loss)	1.03 (a)	1.70	1.78	2.26	1.51	0.90
Portfolio turnover rate	25 (n)	40	35	29	37	41
Net assets at end of period (000 omitted)	$23,642	$21,630	$19,206	$19,605	$19,230	$24,849

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
10

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Taiwan	$—	$10,698,143	$—	$10,698,143
South Korea	312,921	9,140,473	—	9,453,394
China	1,880,914	6,677,600	—	8,558,514
India	735,615	4,717,882	—	5,453,497
Brazil	1,463,417	—	—	1,463,417
Hong Kong	—	1,165,043	—	1,165,043
Saudi Arabia	1,126,764	—	—	1,126,764
United Arab Emirates	902,607	—	—	902,607
Thailand	—	769,920	—	769,920
Other Countries	3,818,210	115,801	0	3,934,011
Investment Companies	575,262	—	—	575,262
Total	$10,815,710	$33,284,862	$0	$44,100,572
For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of
11

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$742,506
Long-term capital gains	268,010
Total distributions	$1,010,516
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$28,794,148
Gross appreciation	18,319,292
Gross depreciation	(3,012,868)
Net unrealized appreciation (depreciation)	$15,306,424
As of 12/31/25
Undistributed ordinary income	1,327,869
Undistributed long-term capital gain	3,466,629
Other temporary differences	(167,636)
Net unrealized appreciation (depreciation)	12,814,853
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$480,754
Service Class	—	529,762
Total	$—	$1,010,516
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million	1.00%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $2,992, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 1.04% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 1.23% of average daily net assets for the Initial Class shares and 1.48% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $110,977, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
13

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $4,942, which equated to 0.0227% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $223.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0398% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $5,949, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $10,847,703 and $13,391,585, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	89,646	$1,688,239	44,276	$710,154
Service Class	105,907	1,975,953	96,158	1,501,667
	195,553	$3,664,192	140,434	$2,211,821
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	30,066	$480,754
Service Class	—	—	33,743	529,762
	—	$—	63,809	$1,010,516
Shares reacquired
Initial Class	(150,264)	$(2,943,085)	(163,477)	$(2,563,497)
Service Class	(186,793)	(3,612,664)	(322,158)	(4,922,286)
	(337,057)	$(6,555,749)	(485,635)	$(7,485,783)
14

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Net change
Initial Class	(60,618)	$(1,254,846)	(89,135)	$(1,372,589)
Service Class	(80,886)	(1,636,711)	(192,257)	(2,890,857)
	(141,504)	$(2,891,557)	(281,392)	$(4,263,446)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 9% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $93 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$419,889	$7,751,257	$7,595,741	$(106)	$(37)	$575,262

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,487	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Global Governments Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Governments Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 96.7%
Foreign Bonds – 56.9%
Australia – 1.1%
Commonwealth of Australia, 3.5%, 12/21/2034	AUD	1,370,000	$871,993
Canada – 3.5%
Government of Canada, 1.5%, 12/01/2031	CAD	2,840,000	$1,846,596
Government of Canada, 2.75%, 12/01/2055		320,000	184,583
OMERS Finance Trust Anleihen, 5.5%, 11/15/2033 (n)		$250,000	263,758
Province of Alberta, 4.5%, 1/24/2034		250,000	249,416
Province of Alberta, 4.3%, 11/02/2035		157,000	152,893
			$2,697,246
Chile – 0.9%
Republic of Chile, 4.7%, 9/01/2030	CLP	675,000,000	$722,588
Czech Republic – 0.4%
Czech Republic, 2%, 10/13/2033	CZK	8,500,000	$340,983
France – 6.4%
Republic of France, 2.75%, 2/25/2030 (n)	EUR	1,775,000	$2,021,951
Republic of France, 1.25%, 5/25/2034 (n)		1,450,000	1,416,021
Republic of France, 4.1%, 5/25/2046 (n)		483,000	544,968
Republic of France, 3%, 5/25/2054 (n)		500,000	443,363
Republic of France, 4.4%, 5/25/2057 (n)		500,000	565,769
			$4,992,072
Greece – 5.2%
Hellenic Republic (Republic of Greece), 1.5%, 6/18/2030 (n)	EUR	1,700,000	$1,848,151
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)		1,836,000	2,070,229
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		125,000	140,197
			$4,058,577
Guatemala – 0.5%
Republic of Guatemala, 6.25%, 8/15/2036 (n)		$400,000	$417,500
Hungary – 0.4%
Republic of Hungary, 7%, 10/24/2035	HUF	75,000,000	$274,441
Israel – 0.3%
State of Israel, 5%, 1/13/2036		$200,000	$195,026
Italy – 8.0%
Republic of Italy, 2.7%, 10/01/2030 (n)	EUR	2,750,000	$3,112,488
Republic of Italy, 3.15%, 3/15/2033 (n)		1,000,000	1,136,944
Republic of Italy, 4.1%, 4/30/2046 (n)		1,500,000	1,697,120
Republic of Italy, 4.3%, 10/01/2054 (n)		248,000	280,435
			$6,226,987
WGSFS-SEM
1

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Japan – 10.6%
Government of Japan, 1.4%, 5/01/2028	JPY	450,000,000	$2,769,965
Government of Japan, 0.1%, 6/20/2031		350,000,000	1,968,111
Government of Japan, 0.4%, 9/20/2040		605,550,000	2,538,696
Government of Japan, 0.6%, 9/20/2050		145,600,000	442,249
Government of Japan, 0.9%, 3/20/2057		182,050,000	534,410
			$8,253,431
Lithuania – 2.9%
Republic of Lithuania, 3%, 1/22/2031	EUR	2,000,000	$2,281,649
Montenegro – 0.5%
Republic of Montenegro, 4.875%, 4/01/2032 (n)	EUR	300,000	$347,487
New Zealand – 0.6%
Government of New Zealand, 4.25%, 5/15/2036	NZD	800,000	$450,080
Peru – 0.5%
Republic of Peru, 6.85%, 8/12/2035	PEN	1,150,000	$353,145
Poland – 0.3%
Republic of Poland, 5%, 10/25/2035	PLN	1,000,000	$261,733
Serbia – 0.7%
Republic of Serbia, 1.5%, 6/26/2029	EUR	350,000	$372,315
Republic of Serbia, 6%, 6/12/2034 (n)		$201,000	205,747
			$578,062
South Africa – 0.6%
Republic of South Africa, 8.875%, 2/28/2035	ZAR	7,000,000	$442,691
Spain – 3.2%
Kingdom of Spain, 3.2%, 10/31/2035 (n)	EUR	1,500,000	$1,706,545
Kingdom of Spain, 4.7%, 7/30/2041		315,000	402,103
Kingdom of Spain, 4%, 10/31/2054		298,000	340,070
			$2,448,718
Supranational – 0.2%
European Union, 4%, 10/12/2055	EUR	100,000	$113,816
Sweden – 1.0%
Kingdom of Sweden, 2.75%, 2/09/2037	SEK	7,500,000	$777,764
United Kingdom – 7.9%
United Kingdom Treasury, 4%, 5/22/2029	GBP	500,000	$659,471
United Kingdom Treasury, 4%, 10/22/2031		2,305,000	3,007,525
United Kingdom Treasury, 4.5%, 3/07/2035		1,300,000	1,699,778
United Kingdom Treasury, 3.75%, 7/22/2052		484,000	489,197
United Kingdom Treasury, 4%, 1/22/2060		275,000	283,730
			$6,139,701
2

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Uruguay – 1.2%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	14,000,000	$362,227
Oriental Republic of Uruguay, 8%, 10/29/2035		22,590,630	574,005
			$936,232
Total Foreign Bonds			$44,181,922
U.S. Bonds – 39.8%
Asset-Backed & Securitized – 0.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.098%, 11/15/2054 (i)		$1,002,973	$31,358
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.826%, 10/15/2054 (i)(n)		3,117,898	72,867
			$104,225
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$149,863
Mortgage-Backed – 0.4%
Freddie Mac, 0.6%, 5/25/2029 (i)		$1,056,428	$11,991
Freddie Mac, 1.468%, 6/25/2030 (i)		1,360,579	60,405
Freddie Mac, 1.261%, 9/25/2030 (i)		329,805	14,511
Freddie Mac, 0.632%, 9/25/2031 (i)		2,295,212	57,197
Freddie Mac, 0.954%, 9/25/2031 (i)		706,831	27,527
Freddie Mac, 0.441%, 11/25/2031 (i)		3,422,551	57,657
Freddie Mac, 0.595%, 12/25/2031 (i)		3,444,413	79,661
Freddie Mac, 0.664%, 12/25/2031 (i)		568,544	14,776
			$323,725
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.22%, 3/01/2033		$106,920	$99,782
U.S. Treasury Obligations – 38.9%
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		$3,686,400	$3,635,712
U.S. Treasury Bonds, 2.75%, 11/15/2042		2,646,000	2,010,753
U.S. Treasury Bonds, 2.5%, 2/15/2045		980,000	687,301
U.S. Treasury Bonds, 3%, 2/15/2049		2,570,000	1,873,691
U.S. Treasury Bonds, 4.125%, 8/15/2053		2,764,000	2,414,397
U.S. Treasury Notes, 2.375%, 5/15/2027		6,410,000	6,316,905
U.S. Treasury Notes, 2.875%, 8/15/2028 (f)		3,710,000	3,613,482
U.S. Treasury Notes, 0.625%, 8/15/2030		9,786,000	8,474,829
U.S. Treasury Notes, 3.375%, 5/15/2033		1,250,000	1,180,615
			$30,207,685
Total U.S. Bonds			$30,885,280
Total Bonds (Identified Cost, $79,086,895)			$75,067,202
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $1,887,363)		1,887,362	$1,887,362
Other Assets, Less Liabilities – 0.9%			678,042
Net Assets – 100.0%			$77,632,606
3

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,887,362 and
$75,067,202, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,151,343, representing 23.4% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 6/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	830,749	USD	585,075	NatWest Markets PLC	7/17/2026	$1,059
GBP	301,726	USD	398,011	Citibank N.A.	7/17/2026	2,210
USD	175,456	AUD	242,609	HSBC Bank	7/17/2026	7,529
USD	530,985	AUD	734,936	NatWest Markets PLC	7/17/2026	22,286
USD	172,967	CAD	238,637	Barclays Bank PLC	7/17/2026	4,597
USD	979,131	CAD	1,343,010	Merrill Lynch International	7/17/2026	31,570
USD	82,900	CAD	114,142	State Street Corp.	7/17/2026	2,367
USD	740,239	CLP	667,992,002	Citibank N.A.	8/14/2026	15,211
USD	346,699	CZK	7,233,777	HSBC Bank	7/17/2026	6,124
USD	375,223	EUR	324,455	Barclays Bank PLC	7/17/2026	4,275
USD	30,844	EUR	26,449	Citibank N.A.	7/17/2026	605
USD	3,684,443	EUR	3,110,259	JPMorgan Chase Bank N.A.	7/17/2026	128,504
USD	391,607	EUR	330,677	NatWest Markets PLC	7/17/2026	13,546
USD	131,070	EUR	112,868	State Street Corp.	7/17/2026	2,029
USD	492,712	GBP	363,445	Barclays Bank PLC	7/17/2026	10,626
USD	40,768	GBP	29,953	Deutsche Bank AG	7/17/2026	1,037
USD	354,418	GBP	265,457	Goldman Sachs International	7/17/2026	2,307
USD	457,659	GBP	342,023	HSBC Bank	7/17/2026	3,988
USD	628,581	GBP	463,427	Merrill Lynch International	7/17/2026	13,876
USD	192,551	GBP	143,685	State Street Corp.	7/17/2026	1,962
4

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	685,497	GBP	506,858	UBS AG	7/17/2026	$13,182
USD	302,013	JPY	48,120,863	Goldman Sachs International	7/17/2026	5,709
USD	1,975,016	JPY	311,183,649	HSBC Bank	7/17/2026	58,908
USD	3,034,894	JPY	476,631,459	JPMorgan Chase Bank N.A.	7/17/2026	100,045
USD	575,361	KRW	849,488,381	Citibank N.A.	7/15/2026	26,934
USD	600,067	MYR	2,429,072	Barclays Bank PLC	7/15/2026	4,182
USD	189,745	NOK	1,807,614	Deutsche Bank AG	7/17/2026	7,169
USD	203,884	NOK	1,892,339	Goldman Sachs International	7/17/2026	12,750
USD	583,264	NOK	5,651,916	Merrill Lynch International	7/17/2026	12,396
USD	465,753	NZD	788,506	Barclays Bank PLC	7/17/2026	17,673
USD	393,741	NZD	673,302	JPMorgan Chase Bank N.A.	7/17/2026	11,127
USD	401,163	PLN	1,457,267	HSBC Bank	7/17/2026	13,787
USD	664,832	SEK	6,059,081	Barclays Bank PLC	7/17/2026	39,444
USD	607,202	SGD	768,693	State Street Corp.	7/17/2026	12,427
						$611,441
Liability Derivatives
AUD	54,549	USD	38,164	Barclays Bank PLC	7/17/2026	$(407)
AUD	260,974	USD	186,020	HSBC Bank	7/17/2026	(5,382)
AUD	1,096,892	USD	779,830	State Street Corp.	7/17/2026	(20,595)
CAD	46,444	USD	33,620	JPMorgan Chase Bank N.A.	7/17/2026	(851)
CAD	28,021	USD	20,636	State Street Corp.	7/17/2026	(866)
CLP	170,315,906	USD	191,325	Deutsche Bank AG	8/14/2026	(6,467)
DKK	1,059,934	USD	166,800	State Street Corp.	7/17/2026	(4,644)
EUR	92,050	USD	108,113	Barclays Bank PLC	7/17/2026	(2,873)
EUR	59,282	USD	68,982	HSBC Bank	7/17/2026	(1,206)
EUR	671,681	USD	789,599	JPMorgan Chase Bank N.A.	7/17/2026	(21,672)
GBP	24,480	USD	33,360	JPMorgan Chase Bank N.A.	7/17/2026	(889)
GBP	272,020	USD	366,360	NatWest Markets PLC	7/17/2026	(5,543)
GBP	293,514	USD	398,404	State Street Corp.	7/17/2026	(9,077)
HUF	105,249,561	USD	339,285	Barclays Bank PLC	7/17/2026	(1,476)
HUF	132,108,914	USD	425,945	Merrill Lynch International	7/17/2026	(1,927)
JPY	1,151,498,225	USD	7,311,332	HSBC Bank	7/17/2026	(221,004)
JPY	24,328,808	USD	154,919	JPMorgan Chase Bank N.A.	7/17/2026	(5,115)
JPY	77,181,724	USD	492,720	State Street Corp.	7/17/2026	(17,475)
KRW	849,488,381	USD	561,534	Barclays Bank PLC	7/15/2026	(13,106)
MYR	2,429,072	USD	612,551	Barclays Bank PLC	7/15/2026	(16,666)
NOK	9,351,868	USD	990,874	HSBC Bank	7/17/2026	(46,294)
NZD	664,981	USD	389,361	JPMorgan Chase Bank N.A.	7/17/2026	(11,476)
NZD	1,004,036	USD	591,812	State Street Corp.	7/17/2026	(21,253)
SEK	5,616,574	USD	600,202	Goldman Sachs International	7/17/2026	(20,487)
SEK	1,606,346	USD	173,830	Merrill Lynch International	7/17/2026	(8,031)
SGD	1,013,423	USD	801,118	Goldman Sachs International	7/17/2026	(16,984)
ZAR	2,846,575	USD	175,343	Merrill Lynch International	7/17/2026	(1,777)
USD	198,378	CAD	282,044	Barclays Bank PLC	7/17/2026	(618)
USD	743,722	EUR	652,764	Barclays Bank PLC	7/17/2026	(2,578)
USD	286,028	HUF	89,280,075	UBS AG	7/17/2026	(526)
USD	160,748	PEN	554,000	Citibank N.A.	7/22/2026	(1,221)
USD	270,670	PLN	1,019,430	Deutsche Bank AG	7/17/2026	(318)
USD	421,012	ZAR	7,002,282	Merrill Lynch International	7/17/2026	(5,944)
						$(494,748)

5

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 3 yr	Long	AUD	1	$72,415	September - 2026	$249
Canadian Treasury Bond 10 yr	Long	CAD	9	768,546	September - 2026	7,970
Euro-BTP Short-Term	Long	EUR	94	11,497,640	September - 2026	24,229
U.S. Treasury Note 10 yr	Long	USD	8	879,125	September - 2026	6,502
						$38,950
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	4	$527,333	September - 2026	$(2,112)
Euro-BTP 10 yr	Short	EUR	7	954,585	September - 2026	(8,495)
Euro-Bund 10 yr	Short	EUR	9	1,309,488	September - 2026	(12,001)
Euro-Buxl 30 yr	Short	EUR	4	508,320	September - 2026	(10,247)
Euro-Schatz 2 yr	Short	EUR	68	8,232,752	September - 2026	(19,214)
U.S. Treasury Note 5 yr	Short	USD	9	963,422	September - 2026	(3,969)
U.S. Treasury Ultra Bond 30 yr	Long	USD	2	232,313	September - 2026	(883)
						$(56,921)
At June 30, 2026, the fund had liquid securities collateral with an aggregate value of $124,051 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
6

MFS Global Governments Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $79,086,895)	$75,067,202
Investments in affiliated issuers, at value (identified cost, $1,887,363)	1,887,362
Foreign currency, at value (identified cost, $15)	13
Receivables for
Forward foreign currency exchange contracts	611,441
Investments sold	584,704
Interest and dividends	626,140
Receivable from investment adviser	16,422
Other assets	404
Total assets	$78,793,688
Liabilities
Payable to custodian	$5,922
Payables for
Forward foreign currency exchange contracts	494,748
Net daily variation margin on open futures contracts	1,077
Investments purchased	556,912
Fund shares reacquired	33,833
Payable to affiliates
Administrative services fee	116
Shareholder servicing costs	21
Distribution and/or service fees	7
Payable for independent Trustees' compensation	588
Accrued expenses and other liabilities	67,858
Total liabilities	$1,161,082
Net assets	$77,632,606
Net assets consist of
Paid-in capital	$95,266,043
Total distributable earnings (loss)	(17,633,437)
Net assets	$77,632,606
Shares of beneficial interest outstanding	8,932,518

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$77,116,996	8,871,595	$8.69
Service Class	515,610	60,923	8.46
See Notes to Financial Statements
7

MFS Global Governments Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Interest	$1,368,868
Dividends from affiliated issuers	43,252
Other	37
Foreign taxes withheld	(1,212)
Total investment income	$1,410,945
Expenses
Management fee	$291,498
Distribution and/or service fees	638
Shareholder servicing costs	1,250
Administrative services fee	10,574
Independent Trustees' compensation	1,787
Custodian fee	12,725
Shareholder communications	2,540
Audit and tax fees	43,324
Legal fees	370
Miscellaneous	15,838
Total expenses	$380,544
Reduction of expenses by investment adviser	(110,213)
Net expenses	$270,331
Net investment income (loss)	$1,140,614
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $40 foreign capital gains tax)	$(190,331)
Affiliated issuers	(185)
Futures contracts	(168,040)
Swap agreements	48,206
Forward foreign currency exchange contracts	22,629
Foreign currency	(3,104)
Net realized gain (loss)	$(290,825)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,943,602)
Affiliated issuers	(95)
Futures contracts	(1,257)
Swap agreements	8,044
Forward foreign currency exchange contracts	125,384
Translation of assets and liabilities in foreign currencies	(10,634)
Net unrealized gain (loss)	$(1,822,160)
Net realized and unrealized gain (loss)	$(2,112,985)
Change in net assets from operations	$(972,371)
See Notes to Financial Statements
8

MFS Global Governments Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$1,140,614	$2,223,219
Net realized gain (loss)	(290,825)	(1,048,335)
Net unrealized gain (loss)	(1,822,160)	3,979,964
Change in net assets from operations	$(972,371)	$5,154,848
Total distributions to shareholders	$—	$(1,451,015)
Change in net assets from fund share transactions	$(1,126,979)	$(7,361,817)
Total change in net assets	$(2,099,350)	$(3,657,984)
Net assets
At beginning of period	79,731,956	83,389,940
At end of period	$77,632,606	$79,731,956
See Notes to Financial Statements
9

MFS Global Governments Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.80	$8.41	$8.81	$8.61	$10.57	$11.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.24	$0.19	$0.05	$0.03
Net realized and unrealized gain (loss)	(0.24)	0.31	(0.64)	0.01	(1.87)	(0.89)
Total from investment operations	$(0.11)	$0.55	$(0.40)	$0.20	$(1.82)	$(0.86)
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$—	$—	$(0.14)	$(0.26)
Net asset value, end of period (x)	$8.69	$8.80	$8.41	$8.81	$8.61	$10.57
Total return (%) (k)(r)(s)(x)	(1.25)(n)	6.54	(4.54)	2.32	(17.23)	(7.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98 (a)	0.97	0.95	0.93	0.93	0.89
Expenses after expense reductions	0.69 (a)	0.70	0.70	0.74	0.76	0.76
Net investment income (loss)	2.94 (a)	2.76	2.82	2.25	0.53	0.31
Portfolio turnover rate	35 (n)	83	93	155	116	132
Net assets at end of period (000 omitted)	$77,117	$79,210	$82,853	$90,034	$92,464	$122,646

Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.58	$8.20	$8.61	$8.44	$10.35	$11.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.21	$0.21	$0.17	$0.02	$0.01
Net realized and unrealized gain (loss)	(0.23)	0.31	(0.62)	(0.00)(w)	(1.82)	(0.89)
Total from investment operations	$(0.12)	$0.52	$(0.41)	$0.17	$(1.80)	$(0.88)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$—	$—	$(0.11)	$(0.23)
Net asset value, end of period (x)	$8.46	$8.58	$8.20	$8.61	$8.44	$10.35
Total return (%) (k)(r)(s)(x)	(1.40)(n)	6.32	(4.76)	2.01	(17.38)	(7.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.23 (a)	1.22	1.20	1.18	1.18	1.14
Expenses after expense reductions	0.94 (a)	0.95	0.95	0.99	1.01	1.01
Net investment income (loss)	2.69 (a)	2.51	2.56	1.99	0.28	0.06
Portfolio turnover rate	35 (n)	83	93	155	116	132
Net assets at end of period (000 omitted)	$516	$522	$537	$493	$532	$777

See Notes to Financial Statements
10

MFS Global Governments Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
12

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$30,307,468	$—	$30,307,468
Non - U.S. Sovereign Debt	—	43,515,854	—	43,515,854
U.S. Corporate Bonds	—	149,863	—	149,863
Residential Mortgage-Backed Securities	—	323,725	—	323,725
Commercial Mortgage-Backed Securities	—	104,225	—	104,225
Foreign Bonds	—	666,067	—	666,067
Investment Companies	1,887,362	—	—	1,887,362
Total	$1,887,362	$75,067,202	$—	$76,954,564

Other Financial Instruments
Futures Contracts – Assets	$38,950	$—	$—	$38,950
Futures Contracts – Liabilities	(56,921)	—	—	(56,921)
Forward Foreign Currency Exchange Contracts – Assets	—	611,441	—	611,441
Forward Foreign Currency Exchange Contracts – Liabilities	—	(494,748)	—	(494,748)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign
13

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$38,950	$(56,921)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	611,441	(494,748)
Total		$650,391	$(551,669)
(a)  Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(168,040)	$48,206	$—
Foreign Exchange	—	—	22,629
Total	$(168,040)	$48,206	$22,629
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,257)	$8,044	$—
Foreign Exchange	—	—	125,384
Total	$(1,257)	$8,044	$125,384
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
14

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
15

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
16

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and straddle loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$1,451,015
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$82,326,726
Gross appreciation	608,986
Gross depreciation	(5,981,148)
Net unrealized appreciation (depreciation)	$(5,372,162)
As of 12/31/25
Undistributed ordinary income	1,950,514
Capital loss carryforwards	(15,090,925)
Other temporary differences	5,441
Net unrealized appreciation (depreciation)	(3,526,096)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(6,572,896)
Long-Term	(8,518,029)
Total	$(15,090,925)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$1,442,913
Service Class	—	8,102
Total	$—	$1,451,015
17

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $1 billion	0.675%
In excess of $1 billion	0.625%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $5,336, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $104,877, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $1,170, which equated to 0.0030% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $80.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0272% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
18

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$2,996,523	$5,912,986
Non-U.S. Government securities	23,969,855	21,093,694
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	215,421	$1,886,036	707,707	$6,277,483
Service Class	1,669	14,144	4,573	39,388
	217,090	$1,900,180	712,280	$6,316,871
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	165,473	$1,442,913
Service Class	—	—	952	8,102
	—	$—	166,425	$1,451,015
Shares reacquired
Initial Class	(343,413)	$(3,013,452)	(1,724,641)	$(15,042,387)
Service Class	(1,608)	(13,707)	(10,133)	(87,316)
	(345,021)	$(3,027,159)	(1,734,774)	$(15,129,703)
Net change
Initial Class	(127,992)	$(1,127,416)	(851,461)	$(7,321,991)
Service Class	61	437	(4,608)	(39,826)
	(127,931)	$(1,126,979)	(856,069)	$(7,361,817)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 53%, 22%, and 19%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $179 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
19

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,085,247	$18,393,666	$18,591,271	$(185)	$(95)	$1,887,362

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$43,252	$—
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Governments Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Governments Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Governments Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
21

MFS Global Growth Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Growth Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Alcoholic Beverages – 1.9%
Kweichow Moutai Co. Ltd., “A”	5,200	$908,502
Apparel, Footwear, & Accessories – 1.4%
LVMH Moet Hennessy Louis Vuitton SE	1,162	$642,740
Brokerage & Asset Managers – 1.6%
Brookfield Asset Management Ltd.	8,028	$360,121
Charles Schwab Corp.	4,382	404,327
		$764,448
Business Services – 7.3%
Accenture PLC, “A”	1,805	$224,614
CGI, Inc.	778	50,287
Experian PLC	19,147	645,859
Nomura Research Institute Ltd.	10,200	288,068
OBIC Co. Ltd.	19,900	466,588
Thomson Reuters Corp.	456	37,245
TransUnion	13,853	999,355
Verisk Analytics, Inc., “A”	3,977	713,991
		$3,426,007
Construction – 3.8%
Otis Worldwide Corp.	4,874	$348,978
Pool Corp.	2,848	612,035
Sherwin-Williams Co.	1,305	449,338
Sika AG	1,825	376,632
		$1,786,983
Consumer Products – 4.2%
Church & Dwight Co., Inc.	8,888	$861,069
L’Oréal S.A.	2,552	1,118,691
		$1,979,760
Diversified Financial Services – 8.6%
CME Group, Inc.	1,347	$297,458
London Stock Exchange Group PLC	4,093	443,128
Mastercard, Inc., “A”	1,414	726,230
Moody's Corp.	2,229	1,009,559
Visa, Inc., “A”	4,583	1,572,382
		$4,048,757
Electrical Equipment – 9.2%
Amphenol Corp., “A”	6,592	$1,162,302
Eaton Corp. PLC	1,836	782,356
Hubbell, Inc.	1,721	900,427
Schneider Electric SE	3,320	1,082,645
TE Connectivity PLC	2,103	423,986
		$4,351,716
WGOFS-SEM
1

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment & Leisure – 2.3%
Tencent Holdings Ltd.	19,300	$1,063,608
Food & Beverages – 0.7%
Nestle S.A.	1,668	$171,507
PepsiCo, Inc.	1,045	141,493
		$313,000
Hardware, Peripherals, & Assembly – 2.2%
Apple, Inc.	3,665	$1,060,504
Insurance – 2.5%
Aon PLC	3,241	$1,075,007
Marsh & McLennan Cos., Inc.	774	129,003
		$1,204,010
Interactive Media Services – 4.8%
Alphabet, Inc., “A”	6,351	$2,269,657
Machinery & Tools – 6.0%
Atlas Copco AB	19,961	$403,796
Daikin Industries Ltd.	5,600	850,186
Graco, Inc.	6,704	506,890
Keyence Corp.	2,100	1,058,036
		$2,818,908
Media – 0.3%
NAVER Corp.	732	$94,378
Walt Disney Co.	335	32,244
		$126,622
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	225	$39,085
Veeva Systems, Inc. (a)	268	47,562
		$86,647
Medical Equipment – 13.0%
Agilent Technologies, Inc.	7,065	$938,444
Becton, Dickinson and Co.	1,437	217,461
Boston Scientific Corp. (a)	17,528	748,095
Danaher Corp.	3,605	686,681
Mettler-Toledo International, Inc. (a)	453	578,712
STERIS PLC	4,345	914,927
Stryker Corp.	837	263,521
Thermo Fisher Scientific, Inc.	1,506	755,048
Waters Corp. (a)	2,774	1,040,361
		$6,143,250
Non-Global Systemically Important Banks – 2.2%
Credicorp Ltd.	208	$81,033
HDFC Bank Ltd.	116,035	981,524
		$1,062,557
2

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 5.6%
Amazon.com, Inc. (a)	7,504	$1,788,503
B&M European Value Retail PLC	20,422	52,796
Dollarama, Inc.	1,058	139,963
Ross Stores, Inc.	1,439	306,291
TJX Cos., Inc.	2,502	379,053
		$2,666,606
Semiconductor & Electronic Components – 13.6%
Analog Devices, Inc.	303	$120,342
Broadcom, Inc.	1,617	610,822
NVIDIA Corp.	10,588	2,118,553
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,276	3,474,799
Texas Instruments, Inc.	270	80,479
		$6,404,995
Software – 2.5%
Intuit, Inc.	1,466	$382,626
Microsoft Corp.	2,161	806,096
		$1,188,722
Telecom - Infrastructure – 0.9%
American Tower Corp., REIT	619	$101,250
Cellnex Telecom S.A.	10,673	318,898
		$420,148
Transportation & Logistics – 0.5%
Canadian Pacific Kansas City Ltd.	2,692	$233,262
Travel, Gaming, & Lodging – 1.9%
Hilton Worldwide Holdings, Inc.	2,754	$910,087
Utilities – 2.0%
CMS Energy Corp.	12,175	$931,388
Total Common Stocks (Identified Cost, $30,179,541)		$46,812,884
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $557,919)	557,922	$557,922
Other Assets, Less Liabilities – (0.4)%		(172,918)
Net Assets – 100.0%		$47,197,888

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $557,922 and
$46,812,884, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Global Growth Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $30,179,541)	$46,812,884
Investments in affiliated issuers, at value (identified cost, $557,919)	557,922
Cash	20,435
Foreign currency, at value (identified cost, $1,065)	1,057
Receivables for
Investments sold	38,605
Fund shares sold	216,197
Dividends	66,908
Receivable from investment adviser	13,388
Other assets	171
Total assets	$47,727,567
Liabilities
Payables for
Investments purchased	$9,639
Fund shares reacquired	367,558
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	32
Distribution and/or service fees	165
Payable for independent Trustees' compensation	594
Deferred foreign capital gains tax expense payable	84,022
Accrued expenses and other liabilities	67,573
Total liabilities	$529,679
Net assets	$47,197,888
Net assets consist of
Paid-in capital	$24,454,659
Total distributable earnings (loss)	22,743,229
Net assets	$47,197,888
Shares of beneficial interest outstanding	1,868,732

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$35,044,613	1,383,223	$25.34
Service Class	12,153,275	485,509	25.03
See Notes to Financial Statements
4

MFS Global Growth Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$354,742
Dividends from affiliated issuers	8,471
Income on securities loaned	65
Other	21
Foreign taxes withheld	(21,910)
Total investment income	$341,389
Expenses
Management fee	$212,033
Distribution and/or service fees	13,751
Shareholder servicing costs	2,176
Administrative services fee	8,680
Independent Trustees' compensation	1,513
Custodian fee	8,885
Shareholder communications	2,820
Audit and tax fees	46,258
Legal fees	262
Miscellaneous	15,186
Total expenses	$311,564
Reduction of expenses by investment adviser	(90,431)
Net expenses	$221,133
Net investment income (loss)	$120,256
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,975,250
Affiliated issuers	(40)
Foreign currency	1,341
Net realized gain (loss)	$2,976,551
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $34,588 decrease in deferred foreign capital gains tax)	$(4,674,768)
Affiliated issuers	(37)
Translation of assets and liabilities in foreign currencies	(2,646)
Net unrealized gain (loss)	$(4,677,451)
Net realized and unrealized gain (loss)	$(1,700,900)
Change in net assets from operations	$(1,580,644)
See Notes to Financial Statements
5

MFS Global Growth Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$120,256	$175,823
Net realized gain (loss)	2,976,551	3,087,127
Net unrealized gain (loss)	(4,677,451)	448,113
Change in net assets from operations	$(1,580,644)	$3,711,063
Total distributions to shareholders	$—	$(6,201,007)
Change in net assets from fund share transactions	$(977,480)	$1,087,775
Total change in net assets	$(2,558,124)	$(1,402,169)
Net assets
At beginning of period	49,756,012	51,158,181
At end of period	$47,197,888	$49,756,012
See Notes to Financial Statements
6

MFS Global Growth Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$26.16	$27.74	$27.04	$23.52	$32.85	$31.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.11	$0.10	$0.10	$0.04	$0.06
Net realized and unrealized gain (loss)	(0.89)	1.92	2.87	4.74	(6.13)	5.57
Total from investment operations	$(0.82)	$2.03	$2.97	$4.84	$(6.09)	$5.63
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.10)	$(0.04)	$(0.05)	$(0.03)
From net realized gain	—	(3.51)	(2.17)	(1.28)	(3.19)	(3.98)
Total distributions declared to shareholders	$—	$(3.61)	$(2.27)	$(1.32)	$(3.24)	$(4.01)
Net asset value, end of period (x)	$25.34	$26.16	$27.74	$27.04	$23.52	$32.85
Total return (%) (k)(r)(s)(x)	(3.13)(n)	7.68	11.07	20.99	(19.11)	18.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.26 (a)	1.23	1.21	1.18	1.18	1.15
Expenses after expense reductions	0.88 (a)	0.88	0.88	0.95	1.00	1.00
Net investment income (loss)	0.56 (a)	0.40	0.34	0.37	0.16	0.17
Portfolio turnover rate	21 (n)	25	21	24	18	19
Net assets at end of period (000 omitted)	$35,045	$39,252	$41,768	$42,714	$40,380	$55,501

See Notes to Financial Statements
7

MFS Global Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$25.88	$27.48	$26.82	$23.36	$32.67	$31.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.04	$0.02	$0.03	$(0.02)	$(0.03)
Net realized and unrealized gain (loss)	(0.89)	1.90	2.85	4.71	(6.10)	5.55
Total from investment operations	$(0.85)	$1.94	$2.87	$4.74	$(6.12)	$5.52
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.04)	$—	$—	$—
From net realized gain	—	(3.51)	(2.17)	(1.28)	(3.19)	(3.98)
Total distributions declared to shareholders	$—	$(3.54)	$(2.21)	$(1.28)	$(3.19)	$(3.98)
Net asset value, end of period (x)	$25.03	$25.88	$27.48	$26.82	$23.36	$32.67
Total return (%) (k)(r)(s)(x)	(3.28)(n)	7.43	10.78	20.69	(19.32)	18.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51 (a)	1.49	1.46	1.43	1.43	1.39
Expenses after expense reductions	1.13 (a)	1.13	1.13	1.20	1.25	1.25
Net investment income (loss)	0.36 (a)	0.14	0.09	0.11	(0.09)	(0.10)
Portfolio turnover rate	21 (n)	25	21	24	18	19
Net assets at end of period (000 omitted)	$12,153	$10,504	$9,390	$8,455	$6,464	$7,110

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
9

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$31,468,592	$—	$—	$31,468,592
Taiwan	3,474,799	—	—	3,474,799
France	2,844,076	—	—	2,844,076
Japan	1,138,254	1,524,624	—	2,662,878
China	908,502	1,063,608	—	1,972,110
United Kingdom	1,141,783	—	—	1,141,783
India	—	981,524	—	981,524
Canada	820,878	—	—	820,878
Switzerland	548,139	—	—	548,139
Other Countries	803,727	94,378	—	898,105
Investment Companies	557,922	—	—	557,922
Total	$43,706,672	$3,664,134	$—	$47,370,806
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S.
10

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$606,013
Long-term capital gains	5,594,994
Total distributions	$6,201,007
The federal tax cost and the tax basis components of distributable earnings were as follows:
11

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$30,917,537
Gross appreciation	18,167,428
Gross depreciation	(1,714,159)
Net unrealized appreciation (depreciation)	$16,453,269
As of 12/31/25
Undistributed ordinary income	287,786
Undistributed long-term capital gain	2,988,548
Other temporary differences	(115,119)
Net unrealized appreciation (depreciation)	21,162,658
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$4,950,337
Service Class	—	1,250,670
Total	$—	$6,201,007
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $3,235, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $87,196, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
12

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $2,087, which equated to 0.0089% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $89.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0369% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $10,213,583 and $11,269,238, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	22,575	$560,694	58,975	$1,583,123
Service Class	116,855	2,915,739	48,270	1,311,396
	139,430	$3,476,433	107,245	$2,894,519
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	194,360	$4,950,337
Service Class	—	—	49,590	1,250,670
	—	$—	243,950	$6,201,007
Shares reacquired
Initial Class	(139,684)	$(3,532,647)	(258,933)	$(7,098,626)
Service Class	(37,173)	(921,266)	(33,757)	(909,125)
	(176,857)	$(4,453,913)	(292,690)	$(8,007,751)
Net change
Initial Class	(117,109)	$(2,971,953)	(5,598)	$(565,166)
Service Class	79,682	1,994,473	64,103	1,652,941
	(37,427)	$(977,480)	58,505	$1,087,775
13

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $112 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$253,745	$6,481,521	$6,177,267	$(40)	$(37)	$557,922

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,471	$—
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Growth Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

MFS Global Research Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Research Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 100.0%
Aerospace & Defense – 3.1%
Babcock International Group PLC	24,543	$309,859
General Dynamics Corp.	1,535	543,758
Honeywell Aerospace, Inc. (a)	914	202,178
Howmet Aerospace, Inc.	2,288	615,152
RTX Corp.	3,552	673,921
		$2,344,868
Alcoholic Beverages – 0.6%
Kweichow Moutai Co. Ltd., “A”	1,100	$192,183
Pernod Ricard S.A.	3,103	226,415
		$418,598
Apparel, Footwear, & Accessories – 1.4%
Compagnie Financiere Richemont S.A.	2,601	$600,515
LVMH Moet Hennessy Louis Vuitton SE	843	466,291
		$1,066,806
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp.	5,465	$504,256
CVC Capital Partners PLC	32,490	471,834
		$976,090
Business Services – 0.4%
Accenture PLC, “A”	2,646	$329,268
Chemicals – 1.9%
Croda International PLC	8,608	$345,283
FUJIFILM Holdings Corp.	16,200	348,436
Linde PLC	1,346	698,493
		$1,392,212
Conglomerates – 0.3%
Honeywell International, Inc.	915	$204,756
Construction – 1.7%
CRH PLC	4,591	$491,237
James Hardie Industries PLC, GDR (a)	15,239	401,244
Techtronic Industries Co. Ltd.	22,000	367,282
		$1,259,763
Consumer Products – 1.2%
Beiersdorf AG	2,355	$202,727
Haleon PLC	84,212	388,391
Kenvue, Inc.	7,329	140,057
Uni-Charm Corp.	27,500	159,997
		$891,172
Consumer Services – 0.6%
Uber Technologies, Inc. (a)	6,338	$457,350
RESFS-SEM
1

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 3.6%
B3 S.A. - Brasil Bolsa Balcao	93,300	$262,606
CME Group, Inc.	785	173,351
Deutsche Boerse AG	1,422	387,997
London Stock Exchange Group PLC	3,884	420,501
Mastercard, Inc., “A”	2,468	1,267,565
Moody's Corp.	483	218,760
		$2,730,780
Electrical Equipment – 3.5%
Amphenol Corp., “A”	4,029	$710,393
Emerson Electric Co.	3,679	526,649
Schneider Electric SE	2,862	933,293
W.W. Grainger, Inc.	356	484,302
		$2,654,637
Energy - Independent – 2.8%
Cenovus Energy, Inc.	10,176	$252,490
ConocoPhillips	5,643	586,646
TotalEnergies SE	10,323	802,418
Valero Energy Corp.	1,809	471,136
		$2,112,690
Entertainment & Leisure – 1.1%
Sony Group Corp.	13,500	$270,711
Tencent Holdings Ltd.	9,800	540,070
		$810,781
Food & Beverages – 0.7%
Mondelez International, Inc.	3,314	$191,682
PepsiCo, Inc.	2,673	361,924
		$553,606
Food & Drug Stores – 1.2%
Alimentation Couche-Tard, Inc.	8,779	$559,578
Jeronimo Martins SGPS S.A.	17,194	329,265
		$888,843
Global Systemically Important Banks – 6.4%
Bank of America Corp.	17,111	$974,985
Barclays PLC	149,649	1,005,610
BNP Paribas S.A.	3,250	379,292
ING Groep N.V.	12,846	406,136
Mizuho Financial Group, Inc.	13,500	648,257
Toronto-Dominion Bank	6,150	747,757
UBS Group AG	12,656	627,474
		$4,789,511
Hardware, Peripherals, & Assembly – 9.9%
Apple, Inc.	10,606	$3,068,952
Arista Networks, Inc. (a)	4,587	779,240
Hitachi Ltd.	27,900	775,328
Seagate Technology Holdings PLC	892	860,780
SK hynix, Inc.	1,114	1,965,447
		$7,449,747
2

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.7%
Cigna Group	1,798	$495,673
Insurance – 2.6%
AIA Group Ltd.	44,800	$410,903
Aon PLC	1,928	639,498
Chubb Ltd.	1,600	545,184
Sompo Holdings, Inc.	8,600	328,053
		$1,923,638
Interactive Media Services – 4.9%
Alphabet, Inc., “A”	6,949	$2,483,364
Alphabet, Inc., “C”	239	84,446
Meta Platforms, Inc., “A”	1,964	1,106,301
		$3,674,111
Machinery & Tools – 4.3%
Atlas Copco AB	28,582	$578,193
Caterpillar, Inc.	839	893,451
Daikin Industries Ltd.	3,800	576,912
GEA Group AG	4,166	285,842
Keyence Corp.	1,100	554,210
Spirax Group PLC	3,357	304,355
		$3,192,963
Media – 0.9%
Spotify Technology S.A. (a)	818	$375,569
Wolters Kluwer N.V.	4,774	307,867
		$683,436
Medical Equipment – 3.5%
Becton, Dickinson and Co.	2,426	$367,127
Boston Scientific Corp. (a)	7,850	335,038
Medtronic PLC	5,662	442,938
STERIS PLC	1,310	275,847
Thermo Fisher Scientific, Inc.	1,239	621,185
Waters Corp. (a)	1,583	593,688
		$2,635,823
Metals & Mining – 1.7%
Glencore PLC	81,637	$556,381
Northern Star Resources Ltd. Co.	26,675	349,977
Rio Tinto PLC	4,167	393,655
		$1,300,013
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	1,252	$299,240
Non-Global Systemically Important Banks – 2.7%
Banco Bradesco S.A., ADR	45,170	$156,740
Bank of Ireland Group PLC	18,636	371,039
Eurobank S.A.	74,897	356,430
HDFC Bank Ltd.	47,262	399,783
NU Holdings Ltd. (a)	16,548	221,081
3

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – continued
PNC Financial Services Group, Inc.	2,261	$556,703
		$2,061,776
Oil Services – 0.4%
TechnipFMC PLC	4,449	$294,969
Pharmaceuticals & Biotechnology – 4.1%
Daiichi Sankyo Co. Ltd.	8,500	$136,365
Gilead Sciences, Inc.	3,774	476,807
Johnson & Johnson	4,247	1,078,611
Lonza Group AG	393	265,470
Pfizer, Inc.	16,106	387,832
Roche Holding AG	1,697	698,962
		$3,044,047
Restaurants – 0.7%
Aramark	9,734	$553,865
Retail & E-commerce – 3.2%
Amazon.com, Inc. (a)	10,212	$2,433,928
Semiconductor & Electronic Components – 18.7%
ASML Holding N.V.	679	$1,335,506
Broadcom, Inc.	5,377	2,031,162
Infineon Technologies AG	1,701	158,731
KLA Corp.	4,170	1,258,131
NVIDIA Corp.	20,648	4,131,458
Renesas Electronics Corp.	8,100	244,684
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	3,225,123
Teradyne, Inc.	1,222	591,252
Tokyo Electron Ltd.	2,300	1,112,265
		$14,088,312
Software – 3.2%
Microsoft Corp.	6,432	$2,399,265
Telecom - Infrastructure – 0.4%
Cellnex Telecom S.A.	11,112	$332,015
Telecom Services – 1.6%
Advanced Info Service Public Co. Ltd.	24,000	$270,195
KDDI Corp.	18,600	314,013
Koninklijke KPN N.V.	69,409	342,288
Space Exploration Technologies, “A” (a)	1,670	285,336
		$1,211,832
Tobacco – 0.8%
British American Tobacco PLC	3,267	$202,679
Philip Morris International, Inc.	2,019	365,257
		$567,936
Transportation & Logistics – 0.3%
XPO, Inc. (a)	1,005	$206,316
4

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 0.4%
Accor S.A.	5,777	$335,585
Utilities – 2.8%
China Resources Gas Group Ltd.	75,700	$141,500
Duke Energy Corp.	3,926	496,953
National Grid PLC	44,120	730,367
NextEra Energy, Inc.	4,361	382,765
PG&E Corp.	21,227	357,038
		$2,108,623
Total Common Stocks (Identified Cost, $46,858,759)		$75,174,844

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	352	$0

Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $571,463)	571,458	$571,457
Other Assets, Less Liabilities – (0.8)%		(583,464)
Net Assets – 100.0%		$75,162,837

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $571,457 and
$75,174,844, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Global Research Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $46,858,759)	$75,174,844
Investments in affiliated issuers, at value (identified cost, $571,463)	571,457
Cash	9,998
Foreign currency, at value (identified cost, $830)	830
Receivables for
Investments sold	6,486
Dividends	157,830
Receivable from investment adviser	6,116
Other assets	300
Total assets	$75,927,861
Liabilities
Payables for
Investments purchased	$381,724
Fund shares reacquired	258,828
Payable to affiliates
Administrative services fee	114
Shareholder servicing costs	32
Distribution and/or service fees	92
Payable for independent Trustees' compensation	655
Deferred foreign capital gains tax expense payable	52,905
Accrued expenses and other liabilities	70,674
Total liabilities	$765,024
Net assets	$75,162,837
Net assets consist of
Paid-in capital	$30,559,166
Total distributable earnings (loss)	44,603,671
Net assets	$75,162,837
Shares of beneficial interest outstanding	1,985,096

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$68,354,922	1,804,003	$37.89
Service Class	6,807,915	181,093	37.59
See Notes to Financial Statements
6

MFS Global Research Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$689,449
Dividends from affiliated issuers	9,129
Income on securities loaned	518
Other	69
Foreign taxes withheld	(44,115)
Total investment income	$655,050
Expenses
Management fee	$276,235
Distribution and/or service fees	8,147
Shareholder servicing costs	2,145
Administrative services fee	10,300
Independent Trustees' compensation	1,734
Custodian fee	17,353
Shareholder communications	3,476
Audit and tax fees	39,610
Legal fees	321
Miscellaneous	15,710
Total expenses	$375,031
Reduction of expenses by investment adviser	(53,153)
Net expenses	$321,878
Net investment income (loss)	$333,172
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $3,678 foreign capital gains tax)	$4,804,542
Affiliated issuers	(169)
Foreign currency	(1,334)
Net realized gain (loss)	$4,803,039
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $9,406 decrease in deferred foreign capital gains tax)	$1,005,678
Affiliated issuers	(33)
Translation of assets and liabilities in foreign currencies	(5,311)
Net unrealized gain (loss)	$1,000,334
Net realized and unrealized gain (loss)	$5,803,373
Change in net assets from operations	$6,136,545
See Notes to Financial Statements
7

MFS Global Research Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$333,172	$623,364
Net realized gain (loss)	4,803,039	10,707,120
Net unrealized gain (loss)	1,000,334	(145,184)
Change in net assets from operations	$6,136,545	$11,185,300
Total distributions to shareholders	$—	$(9,374,009)
Change in net assets from fund share transactions	$(4,970,222)	$(2,978,523)
Total change in net assets	$1,166,323	$(1,167,232)
Net assets
At beginning of period	73,996,514	75,163,746
At end of period	$75,162,837	$73,996,514
See Notes to Financial Statements
8

MFS Global Research Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$34.89	$34.38	$31.79	$28.39	$38.03	$34.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.30	$0.31	$0.32	$0.28	$0.18
Net realized and unrealized gain (loss)	2.83	5.03	4.47	4.99	(6.86)	6.17
Total from investment operations	$3.00	$5.33	$4.78	$5.31	$(6.58)	$6.35
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.37)	$(0.29)	$(0.19)	$(0.22)
From net realized gain	—	(4.47)	(1.82)	(1.62)	(2.87)	(2.80)
Total distributions declared to shareholders	$—	$(4.82)	$(2.19)	$(1.91)	$(3.06)	$(3.02)
Net asset value, end of period (x)	$37.89	$34.89	$34.38	$31.79	$28.39	$38.03
Total return (%) (k)(r)(s)(x)	8.60 (n)	16.36	15.21	19.28	(17.67)	18.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00 (a)	0.99	0.98	0.92	0.96	0.91
Expenses after expense reductions	0.85 (a)	0.85	0.85	0.85	0.85	0.85
Net investment income (loss)	0.93 (a)	0.86	0.91	1.06	0.90	0.49
Portfolio turnover rate	20 (n)	39	21	22	19	15
Net assets at end of period (000 omitted)	$68,355	$67,539	$69,071	$70,207	$67,891	$92,642

See Notes to Financial Statements
9

MFS Global Research Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$34.66	$34.18	$31.61	$28.23	$37.82	$34.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.23	$0.25	$0.20	$0.09
Net realized and unrealized gain (loss)	2.81	5.00	4.45	4.96	(6.82)	6.13
Total from investment operations	$2.93	$5.21	$4.68	$5.21	$(6.62)	$6.22
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.29)	$(0.21)	$(0.10)	$(0.14)
From net realized gain	—	(4.47)	(1.82)	(1.62)	(2.87)	(2.80)
Total distributions declared to shareholders	$—	$(4.73)	$(2.11)	$(1.83)	$(2.97)	$(2.94)
Net asset value, end of period (x)	$37.59	$34.66	$34.18	$31.61	$28.23	$37.82
Total return (%) (k)(r)(s)(x)	8.45 (n)	16.07	14.95	18.97	(17.88)	18.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25 (a)	1.24	1.23	1.17	1.21	1.16
Expenses after expense reductions	1.10 (a)	1.10	1.10	1.10	1.10	1.10
Net investment income (loss)	0.68 (a)	0.62	0.66	0.83	0.65	0.24
Portfolio turnover rate	20 (n)	39	21	22	19	15
Net assets at end of period (000 omitted)	$6,808	$6,457	$6,093	$6,012	$6,306	$8,028

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Global Research Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
11

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$43,007,419	$—	$—	$43,007,419
Japan	1,027,290	4,441,941	—	5,469,231
United Kingdom	4,657,081	—	—	4,657,081
Taiwan	—	3,225,123	—	3,225,123
France	3,143,294	—	—	3,143,294
Netherlands	2,863,631	—	—	2,863,631
Switzerland	2,192,421	—	—	2,192,421
South Korea	—	1,965,447	—	1,965,447
Canada	1,559,825	0	—	1,559,825
Other Countries	4,972,090	2,119,282	—	7,091,372
Investment Companies	571,457	—	—	571,457
Total	$63,994,508	$11,751,793	$—	$75,746,301
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In
12

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$1,406,008
Long-term capital gains	7,968,001
Total distributions	$9,374,009
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$47,579,115
Gross appreciation	29,547,066
Gross depreciation	(1,379,880)
Net unrealized appreciation (depreciation)	$28,167,186
As of 12/31/25
Undistributed ordinary income	873,415
Undistributed long-term capital gain	10,470,830
Other temporary differences	(52,853)
Net unrealized appreciation (depreciation)	27,175,734
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$8,570,827
Service Class	—	803,182
Total	$—	$9,374,009
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $5,058, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $48,095, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
14

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $2,085, which equated to 0.0057% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $60.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0280% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $14,803,058 and $19,094,395, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	16,642	$596,819	39,267	$1,388,869
Service Class	8,253	289,858	9,307	295,738
	24,895	$886,677	48,574	$1,684,607
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	260,353	$8,570,827
Service Class	—	—	24,532	803,182
	—	$—	284,885	$9,374,009
Shares reacquired
Initial Class	(148,561)	$(5,374,851)	(372,668)	$(13,131,448)
Service Class	(13,475)	(482,048)	(25,789)	(905,691)
	(162,036)	$(5,856,899)	(398,457)	$(14,037,139)
Net change
Initial Class	(131,919)	$(4,778,032)	(73,048)	$(3,171,752)
Service Class	(5,222)	(192,190)	8,050	193,229
	(137,141)	$(4,970,222)	(64,998)	$(2,978,523)
15

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $167 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$318,613	$8,117,890	$7,864,844	$(169)	$(33)	$571,457

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,129	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Research Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Research Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Research Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Global Tactical Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Tactical Allocation Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 61.4%
Aerospace & Defense – 0.4%
Airbus SE, 3.375%, 5/13/2033	EUR	120,000	$136,771
Boeing Co., 6.388%, 5/01/2031		$88,000	93,504
Boeing Co., 5.805%, 5/01/2050		284,000	280,582
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)		131,000	128,576
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)		177,000	174,297
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		76,000	74,327
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		138,000	142,234
Rheinmetall AG, 3.375%, 5/28/2031	EUR	100,000	114,555
Rolls-Royce Holdings PLC, 3.875%, 5/20/2036		110,000	127,218
			$1,272,064
Asset-Backed & Securitized – 4.2%
AA Bond Co. Ltd., 6.85%, 7/31/2031	GBP	150,000	$208,930
AA Bond Co. Ltd., 5.5%, 7/31/2032		134,000	175,540
Advanzia Master Issuer S.à r.l., 2026-1, “A”, FLR, 1.56% (EURIBOR - 1mo. + 0.78%), 5/16/2036	EUR	100,000	114,295
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		$447,209	448,174
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		164,264	164,296
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		376,262	374,907
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		200,783	201,061
AREIT 2022-CRE6 Trust, “B”, FLR, 5.456% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		289,000	288,395
AREIT 2022-CRE6 Trust, “C”, FLR, 5.756% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		119,000	119,095
AREIT 2022-CRE6 Trust, “D”, FLR, 6.456% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	100,068
Arqiva Financing PLC, 4.882%, 12/31/2032	GBP	108,333	139,105
Auto ABS Co., 2026-1, “A”, 2.779%, 12/28/2038	EUR	100,000	114,285
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.699%, 4/15/2053 (i)		$940,064	35,316
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.287%, 7/15/2054 (i)		2,600,531	114,142
BBVA Consumer Auto, 2026-1, “A”, FLR, 2.819% (EURIBOR - 3mo. + 0.6%) 2/25/2042	EUR	100,000	114,239
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.195%, 3/15/2054 (i)		$1,866,953	65,589
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.934%, 6/15/2054 (i)		5,236,636	151,833
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.328%, 8/15/2054 (i)		4,993,252	221,468
BoursoBank Consumer Loans France, “A1”, FLR, 2.939% (EURIBOR - 1mo. + 0.66%) 5/24/2044	EUR	200,000	228,497
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		$154,222	156,409
Business Jet Securities LLC, 2026-1A, “A”, 5.464%, 6/15/2041 (n)		100,000	100,187
Business Jet Securities LLC, 2026-1A, “C”, 6.099%, 6/15/2041 (n)		100,000	100,184
BX Trust, 2024-PURE, “A”, FLR, 4.16% (CORRA + 1.9%), 11/15/2041 (n)	CAD	438,374	309,014
BX Trust, 2026-CLS, “C”, FLR, 5.975% (SOFR - 1mo. + 2.35%), 5/15/2043 (n)		$100,000	100,213
BX Trust, 2026-CLS, “D”, FLR, 7.075% (SOFR - 1mo. + 3.45%), 5/15/2043 (n)		100,000	100,250
Cars Alliance, 2026-G1V, “A”, FLR, 2.856% (EURIBOR - 1mo. + 0.61%), 5/19/2036	EUR	200,000	228,645
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$192,032	158,649
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		137,058	137,087
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		124,747	124,648
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.811%, 4/15/2054 (i)		1,163,897	30,846
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.066%, 6/15/2063 (i)		2,922,775	97,762
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.121%, 6/15/2064 (i)		2,686,380	104,349
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		334,396	334,726
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)		100,000	100,051
Empire District Bondco LLC, 4.943%, 1/01/2033		278,707	279,438
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		12,710	12,723
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		35,615	35,660
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)		184,000	183,532
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		169,941	171,068
WTSFS-SEM

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		$100,000	$100,796
Fact S.A., 2026-1, “A”, FLR, 2.915% (EURIBOR - 1mo. + 0.63%), 4/20/2033	EUR	96,175	109,977
Finance Ireland Auto Receivables, “1A”, FLR, 2.938% (EURIBOR - 1mo. + 0.85%), 9/12/2033		264,186	302,245
First Mobility S.à r.l., 2026-1, “A”, FLR, 2.959% (EURIBOR - 1mo. + 0.68%), 9/23/2033		193,401	221,132
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.875% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		$178,748	178,576
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)		113,501	112,731
Liberty Funding Pty Ltd., 2026-1, “A1A”, 5.012%, 10/10/2058	AUD	241,798	167,342
MF1 2022-FL8 Ltd., “A”, FLR, 4.989% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		$82,873	82,872
MF1 2022-FL8 Ltd., “B”, FLR, 5.589% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	281,650
Mondrian Mortgage Funding No. 1 B.V., “A”, FLR, 2.952% (EURIBOR - 3mo. + 0.67%) 11/25/2063	EUR	350,000	399,974
Mondrian Mortgage Funding No. 1 B.V., “B”, FLR, 3.332% (EURIBOR - 3mo. + 1.05%) 11/25/2063		150,000	171,397
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)		$1,963,100	85,081
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.256%, 6/15/2054 (i)		4,326,515	147,303
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)		127,341	127,466
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		185,216	185,330
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		300,811	301,057
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		69,596	69,778
OBX Trust, 2026-NQM8, “A2”, 5.498%, 5/25/2066 (n)		106,061	105,796
Panorama Auto Trust, 2026-1, “A”, FLR, 5.32% (BBSW - 1mo. + 1.02%), 3/15/2034	AUD	473,797	327,935
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.977% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		$218,952	219,121
Red & Black Auto Germany S.à r.l., “A”, FLR, 2.649% (EURIBOR - 1mo. + 0.52%), 2/15/2035	EUR	90,868	103,809
RevoCar, 2026-1, “A”, FLR, 2.835% (EURIBOR - 1mo. + 0.55%), 10/21/2039		400,000	457,003
SC Germany Consumer, 2026-1, “A”, FLR, 2.863% (EURIBOR - 1mo. + 0.67%) 5/14/2036		200,000	228,672
SC Sweden S.à r.l., “1-A1”, FLR, 2.825% (EURIBOR - 1mo. + 0.63%) 12/25/2039		180,000	205,780
Silver Arrow S.A., “A”, FLR, 2.549% (EURIBOR - 1mo. + 0.42%), 12/15/2033		92,856	106,129
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.551% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		$534,500	534,323
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		780,000	780,048
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.337% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)		206,416	206,782
Triton Trust, 2026-1, “A1MM”, FLR, 5% (BBSW - 1mo. + 0.7%), 2/15/2058	AUD	461,189	319,212
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)		$139,682	139,692
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		4,861	4,862
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.617%, 8/15/2054 (i)		4,407,100	257,788
			$13,286,335
Auto & Auto Components – 0.2%
Ford Motor Co., 6.1%, 8/19/2032		$70,000	$71,279
Ford Motor Credit Co. LLC, 3.305%, 5/17/2029	EUR	170,000	191,933
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033		$200,000	198,363
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)		200,000	199,293
Volkswagen Bank GmbH, 3.75%, 12/10/2032	EUR	100,000	112,837
			$773,705
Brokerage & Asset Managers – 0.6%
Carlyle Group, Inc., 5.05%, 9/19/2035		$260,000	$248,908
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		283,000	276,139
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)		250,000	247,711
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		324,000	324,067
Jefferies Financial Group, Inc., 5.5%, 2/15/2036		248,000	239,317
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	150,000
Low Income Investment Fund, 3.711%, 7/01/2029		140,000	134,137
LPL Holdings, Inc., 5.75%, 6/15/2035		186,000	186,176
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		159,000	159,272
			$1,965,727

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.4%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$301,000	$297,841
Heidelberg Materials AG, 3.5%, 10/10/2029	EUR	200,000	230,404
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		$113,000	113,532
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		129,000	130,070
QXO Building Products, Inc., 6.875%, 7/15/2034 (n)		205,000	210,448
Vulcan Materials Co., 5.7%, 12/01/2054		142,000	140,888
			$1,123,183
Business Services – 0.4%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	99,024	$120,347
ams-OSRAM AG, 7.25%, 5/31/2032		100,000	117,692
Beacon Point DC LLC, 6.129%, 11/30/2042 (n)		$201,000	202,726
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)		114,000	115,461
Experian Co. , 5.35%, 8/24/2036 (n)		222,000	221,044
Iron Mountain, Inc., 4.75%, 1/15/2034	EUR	100,000	113,501
Paychex, Inc., 5.35%, 4/15/2032		$217,000	219,585
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)		151,000	143,570
RELX Finance B.V., 3.25%, 5/22/2029	EUR	100,000	114,779
			$1,368,705
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 2/01/2034		$34,000	$34,885
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		88,000	87,856
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		55,000	50,420
Comcast Corp., 6.05%, 5/15/2055		150,000	143,462
Eutelsat Communications SACA, 5.75%, 3/15/2031	EUR	100,000	116,858
Summer BidCo B.V., 8.875%, 1/31/2031		102,807	121,478
Videotron Ltd., 3.625%, 6/15/2029 (n)		$235,000	226,661
Ziggo Bond Co. B.V., 6.125%, 11/15/2032	EUR	140,000	144,866
			$926,486
Chemicals – 0.2%
Akzo Nobel N.V., 3.625%, 6/16/2029	EUR	100,000	$114,978
Currenta Group Holdings S.à r.l., 5.5%, 5/15/2030		150,000	173,652
Maxam Prill S.à r.l., 6%, 7/15/2030		168,000	195,916
Novonesis (Novozymes), “B”, 3.625%, 3/19/2033		200,000	230,207
			$714,753
Conglomerates – 0.3%
Eaton Corp. PLC, 4.5%, 3/06/2033		$200,000	$195,783
Project Grand UK PLC, 9%, 6/01/2029	EUR	250,000	282,684
Regal Rexnord Corp., 6.05%, 4/15/2028		$187,000	190,938
Regal Rexnord Corp., 6.3%, 2/15/2030		112,000	116,893
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		315,000	323,458
			$1,109,756
Consumer Products – 0.1%
Galderma Finance Europe Co., 3.375%, 3/17/2031	EUR	200,000	$228,043
International Design Group S.p.A., 10%, 11/15/2028		144,000	172,217
			$400,260
Consumer Services – 0.4%
Booking Holding, Inc., 4%, 5/11/2034	EUR	200,000	$231,301
ISS Global A/S, 3.5%, 5/11/2031		240,000	273,680
Pluxee N.V., 3.75%, 9/04/2032		200,000	228,544

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Service Corp. International, 5.75%, 10/15/2032		$233,000	$233,938
Verisure Holding AB, 4.125%, 1/02/2032	EUR	220,000	253,144
			$1,220,607
Containers – 0.1%
Constantia Flexibles GmbH, 6.25%, 7/15/2032	EUR	260,000	$301,601
Diversified Financial Services – 0.8%
Ares Capital Corp., 5.25%, 4/12/2031		$152,000	$147,683
Aroundtown S.A., 3%, 10/16/2029	GBP	120,000	147,526
Avolon Holdings Funding Ltd., 5.75%, 3/01/2029 (n)		$71,000	72,420
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		288,000	281,044
Blackstone Secured Lending Fund, 5.35%, 4/13/2028		162,000	161,470
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)		143,000	141,963
Heimstaden AB, 8.375%, 1/29/2030	EUR	256,000	305,980
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$64,000	63,822
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		140,000	146,305
Muthoot Finance Ltd., 5.75%, 8/04/2030 (n)		200,000	195,566
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)		98,000	99,683
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)		78,000	79,323
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)		138,000	129,135
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		410,000	403,296
VGP N.V., 2.25%, 1/17/2030	EUR	100,000	107,880
			$2,483,096
Electrical Equipment – 0.1%
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)		$224,000	$223,677
Emerging Market Quasi-Sovereign – 1.1%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$253,000	$263,077
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		208,000	211,191
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		218,961	222,270
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)		200,000	195,798
Export-Import Bank of India, 5%, 1/12/2036 (n)		730,000	716,439
Hungarian Development Bank, 4.375%, 6/27/2030	EUR	437,000	512,681
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$208,000	211,469
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		200,000	191,160
Qatar Petroleum, 3.125%, 7/12/2041		236,000	178,384
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		317,000	300,275
Saudi Arabian Oil Co., 6.375%, 6/02/2055		203,000	206,660
Telecommunications Co. (Republic of Serbia), 6.75%, 5/18/2033	EUR	200,000	234,490
			$3,443,894
Emerging Market Sovereign – 12.0%
Czech Republic, 5.3%, 9/19/2035	CZK	5,860,000	$291,346
Federative Republic of Brazil, 10%, 1/01/2035	BRL	11,954,000	1,858,268
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)	EUR	1,745,000	1,967,620
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		482,000	540,600
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		$725,000	713,131
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	7,993,000	206,806
Oriental Republic of Uruguay, 9.75%, 7/20/2033		9,217,000	254,669
Oriental Republic of Uruguay, 8%, 10/29/2035		13,812,625	350,965
People's Republic of China, 3.13%, 11/21/2029	CNY	16,970,000	2,661,868
People's Republic of China, 1.43%, 1/25/2030		16,700,000	2,468,395
People's Republic of China, 1.63%, 10/25/2030		5,950,000	885,471
People's Republic of China, 2.88%, 2/25/2033		30,410,000	4,874,616

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
People's Republic of China, 2.27%, 5/25/2034	CNY	9,750,000	$1,508,349
People's Republic of China, 1.83%, 8/25/2035		4,900,000	728,649
Republic of Costa Rica, 7.158%, 3/12/2045		$600,000	662,508
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		200,000	221,238
Republic of Hungary, 4%, 7/25/2029	EUR	879,000	1,027,416
Republic of Hungary, 7%, 10/24/2035	HUF	79,760,000	291,859
Republic of Hungary, 6.25%, 9/23/2037		115,430,000	407,090
Republic of Korea, 1.875%, 6/10/2029	KRW	5,560,190,000	3,407,213
Republic of Korea, 1.375%, 6/10/2030		3,450,400,000	2,026,993
Republic of Korea, 2.5%, 9/10/2030		4,245,000,000	2,592,989
Republic of Paraguay, 6%, 2/09/2036 (n)		$500,000	522,225
Republic of Peru, 5.375%, 2/08/2035		900,000	907,200
Republic of Peru, 6.85%, 8/12/2035	PEN	4,100,000	1,259,038
Republic of Poland, 3.625%, 1/11/2034	EUR	500,000	581,718
Republic of Poland, 5%, 10/25/2035	PLN	1,800,000	471,119
Republic of Poland, 6.125%, 4/14/2056		$185,000	188,133
Republic of Romania, 6%, 5/25/2034		612,000	606,819
Republic of South Africa, 8.75%, 2/28/2048	ZAR	18,000,000	1,079,540
United Mexican States, 5.85%, 7/02/2032		$238,000	240,332
United Mexican States, 7.5%, 5/26/2033	MXN	16,000,000	854,617
United Mexican States, 5.625%, 2/09/2034		$200,000	196,800
United Mexican States, 6.625%, 1/29/2038		200,000	204,700
United Mexican States, 6.125%, 2/09/2038		700,000	686,700
			$37,747,000
Energy - Independent – 0.3%
Aker BP ASA, 4%, 5/29/2032	EUR	190,000	$219,958
APA Corp., 6.1%, 2/15/2035		$55,000	56,743
APA Corp., 6.75%, 2/15/2055		100,000	104,349
Occidental Petroleum Corp., 6.45%, 9/15/2036		158,000	169,494
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		231,000	232,703
Var Energi ASA, 3.875%, 3/12/2031	EUR	160,000	183,986
			$967,233
Energy - Integrated – 0.5%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	280,000	$209,384
BP Capital Markets PLC, 6%, 2/19/2173	GBP	190,000	256,349
Eni S.p.A, 4.25%, 5/19/2033	EUR	180,000	213,661
Eni S.p.A., 4%, 5/26/2035		300,000	346,832
Eni S.p.A., 6%, 5/18/2056 (n)		$244,000	240,839
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	250,000	212,753
			$1,479,818
Entertainment & Leisure – 0.1%
Carnival Corp., 5.875%, 6/15/2031 (n)		$108,000	$109,945
Carnival Corp., 5.75%, 8/01/2032 (n)		106,000	107,035
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		259,000	262,651
			$479,631
Food & Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$117,000	$109,273
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	100,000	111,435
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$160,000	157,179
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	312,623
Central American Bottling Corp., 5.25%, 4/27/2029		338,000	332,229
Davide Campari-Milano N.V., 4.25%, 6/17/2033	EUR	300,000	348,559

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		$198,000	$197,712
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052		106,000	107,613
Kraft Heinz Foods Co., 4.375%, 6/01/2046		49,000	39,198
Magnum ICC Finance B.V., 4%, 11/26/2037	EUR	160,000	180,146
Maple Parent Holdings Corp., 4.728%, 3/26/2035		200,000	234,744
Mars, Inc., 4.8%, 3/01/2030 (n)		$168,000	168,500
Mars, Inc., 5.2%, 3/01/2035 (n)		261,000	262,038
Mars, Inc., 5.7%, 5/01/2055 (n)		259,000	255,158
			$2,816,407
Global Systemically Important Banks – 1.6%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$108,000	$109,008
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		312,000	282,614
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		205,000	209,189
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)		200,000	199,889
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		72,000	71,659
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		224,000	220,028
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		234,000	228,466
HSBC Holdings PLC, 4.086%, 5/12/2036	EUR	100,000	116,147
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037		$200,000	197,674
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 11/18/2174		200,000	201,342
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		179,000	182,921
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		370,000	325,689
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		196,000	200,308
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		261,000	259,240
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		262,000	250,909
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		306,000	310,747
Royal Bank of Canada, 3.75% to 8/03/2033, FLR (EURIBOR - 3mo. + 0.85%) to 8/03/2034	EUR	330,000	380,490
UBS Group AG, 3.125%, 2/13/2031		240,000	271,955
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$448,000	397,654
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		365,000	335,045
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		109,000	110,489
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		204,000	187,526
			$5,048,989
Industrial – 0.2%
Arcadis N.V., 4%, 5/20/2031	EUR	140,000	$160,662
WSP Global, Inc., 5.039%, 9/18/2031 (n)		$121,000	120,142
WSP Global, Inc., 5.714%, 9/18/2036 (n)		282,000	278,851
			$559,655
Insurance – 0.4%
Corebridge Financial, Inc., 4.35%, 4/05/2042		$132,000	$111,336
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		179,000	176,736
Equitable America Global Funding, 5.125%, 6/15/2031 (n)		317,000	318,117
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		246,000	253,097
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		235,000	251,274
Sammons Financial Group, Inc., 5.95%, 6/15/2036 (n)		49,000	49,077
			$1,159,637
Insurance - Health – 0.2%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	100,000	$131,204
Horseshoe Funding Trust II, 6.887%, 11/15/2055 (n)		$148,000	155,150
Humana, Inc., 5.375%, 4/15/2031		72,000	72,972
Humana, Inc., 5.55%, 5/01/2035		183,000	183,252

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – continued
UnitedHealth Group, Inc., 5.15%, 7/15/2034		$223,000	$225,031
			$767,609
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 5.125%, 3/27/2033		$182,000	$183,224
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		75,000	80,811
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		161,000	156,390
Asurion LLC, 8%, 12/31/2032 (n)		108,000	108,816
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	236,000	168,376
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$145,000	148,429
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		202,000	206,459
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		152,000	143,666
Progressive Corp., 5.15%, 3/26/2036		182,000	181,935
			$1,378,106
International Market Quasi-Sovereign – 0.3%
Aena SME S.A. (Kingdom of Spain), 3.5%, 1/22/2036	EUR	100,000	$112,664
Caixa Geral de Depositos S.A. (Republic of Portugal), 3.625%, 5/20/2032		200,000	229,749
Electricite de France S.A., 4.625%, 1/25/2043		100,000	114,948
Landsbankinn hf. (Republic of Iceland), 4%, 5/12/2031		100,000	115,630
Landsbankinn hf. (Republic of Iceland), 3.625%, 11/03/2032		140,000	157,476
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$317,000	280,597
			$1,011,064
International Market Sovereign – 14.1%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	1,969,000	$1,046,421
Federal Republic of Germany, 2.4%, 4/18/2030	EUR	450,000	511,269
Federal Republic of Germany, 2.5%, 4/16/2031		375,000	426,561
Federal Republic of Germany, 2.6%, 8/15/2035		215,000	241,100
Federal Republic of Germany, 2.9%, 2/15/2036		600,000	687,802
Federal Republic of Germany, 2.5%, 8/15/2054		350,000	334,435
Government of Bermuda, 5%, 7/15/2032 (n)		$716,000	719,924
Government of Canada, 1.5%, 12/01/2031	CAD	6,462,000	4,201,656
Government of Canada, 2.75%, 12/01/2055		604,000	348,401
Government of Japan, 1.1%, 6/20/2043	JPY	351,400,000	1,519,603
Government of Japan, 0.4%, 3/20/2050		260,100,000	755,657
Government of Japan, 0.7%, 12/20/2051		271,600,000	813,923
Government of Japan, 2.4%, 3/20/2055		310,550,000	1,421,354
Government of New Zealand, 4.5%, 5/15/2030	NZD	1,924,000	1,124,578
Government of New Zealand, 1.5%, 5/15/2031		2,408,000	1,226,184
Government of New Zealand, 4.25%, 5/15/2036		434,000	244,168
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	861,000	979,480
Kingdom of Spain, 3.9%, 7/30/2039 (n)		1,674,000	1,978,746
Republic of France, 2.7%, 2/25/2031 (n)		1,870,000	2,113,547
Republic of France, 3.5%, 11/25/2035 (n)		2,235,000	2,545,153
Republic of France, 4.1%, 5/25/2046 (n)		953,000	1,075,268
Republic of France, 3.25%, 5/25/2055 (n)		1,354,000	1,254,472
Republic of Italy, 2.85%, 2/01/2031		885,000	1,005,690
Republic of Italy, 1.45%, 3/01/2036		4,001,000	3,791,450
Republic of Italy, 4.1%, 4/30/2046 (n)		2,160,000	2,443,853
Republic of Italy, 4.3%, 10/01/2054 (n)		646,000	730,488
United Kingdom Treasury, 4%, 10/22/2031	GBP	3,189,397	4,161,472
United Kingdom Treasury, 4.25%, 6/07/2032		1,303,000	1,719,311
United Kingdom Treasury, 4.5%, 3/07/2035		2,720,000	3,556,458
United Kingdom Treasury, 1.25%, 10/22/2041		1,955,000	1,525,253
			$44,503,677

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.2%
Province of Alberta, 1.65%, 6/01/2031	CAD	180,000	$118,161
Province of British Columbia, 2.95%, 6/18/2050		300,000	161,400
Province of Ontario, 4.45%, 11/20/2035		$308,000	302,950
			$582,511
Media – 0.4%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	236,000	$274,490
NAVER Corp., 3.75%, 4/21/2033	EUR	200,000	230,238
News Corp., 3.875%, 5/15/2029 (n)		$376,000	364,666
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		239,000	228,753
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		194,000	183,776
			$1,281,923
Medical & Health Technology & Services – 0.5%
Baxter International, Inc., 4.9%, 12/15/2030		$68,000	$67,497
Baxter International, Inc., 5.65%, 12/15/2035		87,000	86,297
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	330,000	254,728
CAB, 7.75%, 8/09/2031		200,000	228,223
HCA, Inc., 4.9%, 11/15/2035		$151,000	146,237
HCA, Inc., 5.7%, 11/15/2055		142,000	135,295
New York Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery, 2.667%, 10/01/2050		255,000	155,349
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		153,000	153,664
Sartorius Finance B.V., 3.75%, 5/12/2031	EUR	100,000	115,131
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		$222,000	218,470
			$1,560,891
Medical Equipment – 0.2%
Abbott Laboratories, 4.65%, 3/15/2036		$331,000	$321,377
Stryker Corp., 5.2%, 2/10/2035		198,000	200,143
			$521,520
Metals & Mining – 0.3%
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	190,000	$215,241
Norsk Hydro ASA, 3.75%, 6/17/2033		160,000	184,612
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$217,000	224,904
Southern Copper Corp., 5.35%, 6/24/2036		323,000	321,224
			$945,981
Midstream – 0.8%
Cheniere Energy Partners LP, 5.55%, 10/30/2035		$178,000	$180,812
Cheniere Energy Partners LP, 6.05%, 11/30/2056 (n)		180,000	181,822
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		265,000	282,037
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		266,000	254,532
Energy Transfer LP, 5.95%, 5/15/2054		200,000	191,429
Plains All American Pipeline LP, 5.7%, 9/15/2034		199,000	203,297
Plains All American Pipeline LP, 5.6%, 1/15/2036		115,000	115,326
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)		41,000	40,463
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)		130,000	136,799
Targa Resources Corp., 4.95%, 4/15/2052		287,000	246,206
TransCanada PipeLines Ltd., 4.609%, 6/24/2036	CAD	180,000	127,967
TransCanada PipeLines Ltd., 5.357%, 6/24/2056		180,000	128,883
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		$312,000	292,923
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		54,000	56,267
Western Midstream Operating LP, 5.7%, 7/01/2036		218,000	218,392
			$2,657,155

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 6.0%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046	$1,656,737	$1,635,281
Fannie Mae, 5%, 3/01/2036 - 8/01/2040	572,133	576,303
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037	45,153	46,446
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	66,032	69,110
Fannie Mae, 4%, 11/01/2040 - 12/01/2040	396,074	382,721
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046	945,753	875,178
Fannie Mae, 4.5%, 3/15/2048 (i)	129,172	29,446
Fannie Mae, 2.5%, 2/25/2051 (i)	120,507	16,508
Fannie Mae, 2%, 11/25/2051 (i)	227,014	23,566
Fannie Mae, 4.527%, 12/25/2053	218,470	219,903
Fannie Mae, 5.027%, 12/25/2054	207,251	209,421
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 4/01/2052	675,582	571,143
Fannie Mae, UMBS, 2%, 2/01/2051 - 2/01/2052	633,673	511,790
Fannie Mae, UMBS, 3%, 12/01/2051 - 4/01/2052	609,453	533,726
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	337,841	346,195
Fannie Mae, UMBS, 5.5%, 11/01/2053	61,487	61,895
Freddie Mac, 1.486%, 3/25/2027 (i)	809,000	6,272
Freddie Mac, 0.733%, 1/25/2030 (i)	1,002,821	18,656
Freddie Mac, 1.913%, 4/25/2030 (i)	1,420,926	87,322
Freddie Mac, 1.954%, 4/25/2030 (i)	1,365,340	85,231
Freddie Mac, 1.769%, 5/25/2030 (i)	1,747,943	104,308
Freddie Mac, 1.908%, 5/25/2030 (i)	3,920,368	246,539
Freddie Mac, 1.434%, 6/25/2030 (i)	1,615,349	76,552
Freddie Mac, 1.701%, 8/25/2030 (i)	1,436,842	83,468
Freddie Mac, 1.261%, 9/25/2030 (i)	905,456	39,839
Freddie Mac, 1.17%, 11/25/2030 (i)	1,823,916	77,322
Freddie Mac, 0.406%, 1/25/2031 (i)	6,615,293	72,997
Freddie Mac, 0.602%, 3/25/2031 (i)	8,026,164	156,147
Freddie Mac, 1.039%, 7/25/2031 (i)	1,499,257	64,397
Freddie Mac, 0.632%, 9/25/2031 (i)	6,201,367	154,538
Freddie Mac, 0.954%, 9/25/2031 (i)	1,902,494	74,091
Freddie Mac, 0.664%, 12/25/2031 (i)	1,517,361	39,433
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037	9,464	9,599
Freddie Mac, 1.091%, 9/25/2034 (i)	1,094,107	71,037
Freddie Mac, 5%, 10/01/2036 - 7/01/2041	156,773	158,464
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	323,052	319,810
Freddie Mac, 2.5%, 11/25/2050 (i)	391,832	64,082
Freddie Mac, 3%, 10/25/2052 (i)	136,619	21,890
Freddie Mac, 5.628%, 11/25/2053	194,512	198,707
Freddie Mac, 4.727%, 1/25/2054	141,725	143,342
Freddie Mac, 4.927%, 8/25/2054	378,705	381,622
Freddie Mac, 5.127%, 12/25/2054	309,769	313,920
Freddie Mac, 7.578%, 9/25/2055	101,533	105,831
Freddie Mac, 2.392%, 8/15/2057 (i)	161,130	19,467
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049	333,614	307,608
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053	1,313,337	1,149,075
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 6/01/2052	496,706	418,881
Freddie Mac, UMBS, 2%, 1/01/2052 - 2/01/2052	1,721,249	1,379,413
Freddie Mac, UMBS, 4%, 5/01/2052	35,722	33,691
Freddie Mac, UMBS, 6%, 11/01/2052 - 2/01/2055	221,324	228,380
Freddie Mac, UMBS, 6.5%, 8/01/2053 - 11/01/2054	348,453	361,739
Freddie Mac, UMBS, 5.5%, 4/01/2054 - 11/01/2054	1,398,837	1,407,519
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	75,903	75,772
Ginnie Mae, 3.5%, 6/20/2043	313,829	294,138
Ginnie Mae, 2.546%, 6/20/2051 (i)	291,947	34,284
Ginnie Mae, 2.5%, 8/20/2051 - 8/20/2052	953,032	816,853
Ginnie Mae, 2%, 1/20/2052	283,899	232,864

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052		$335,229	$298,099
Ginnie Mae, 4%, 8/20/2052		110,314	103,474
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053		422,679	428,609
Ginnie Mae, 5.008%, 9/20/2053		257,253	261,366
Ginnie Mae, 4.758%, 6/20/2054		184,025	185,015
Ginnie Mae, 4.658%, 10/20/2054		171,270	171,658
Ginnie Mae, 7.558%, 5/20/2055		137,528	140,780
Ginnie Mae, 4.408%, 8/20/2065		439,833	440,273
UMBS, TBA, 2.5%, 7/13/2056		925,000	772,736
			$18,845,742
Municipals – 0.6%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$100,000	$97,091
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035		85,000	87,697
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		260,000	232,611
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		530,000	520,428
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		365,000	371,847
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		200,000	165,322
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		265,000	280,407
			$1,755,403
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$290,000	$301,988
ENGIE S.A., 3.25%, 1/11/2032	EUR	100,000	113,607
Vier Gas Transport GmbH, 3.625%, 9/08/2033		100,000	113,728
			$529,323
Network & Telecom – 0.1%
Koninklijke KPN N.V., 0.875%, 12/14/2032	EUR	200,000	$194,934
Non-Global Systemically Important Banks – 2.4%
ABANCA Corp. Bancaria S.A., 3.75%, 6/09/2034	EUR	200,000	$228,871
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$200,000	207,499
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		200,000	207,148
Banco Mercantil del Norte S.A., 8%, 12/29/2049 (n)		200,000	200,300
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)		340,000	335,761
Bank of Cyprus Holdings PLC, 3.875%, 5/20/2031	EUR	170,000	194,997
Bank Polska Kasa Opieki S.A., 3.625%, 6/03/2030		178,000	203,742
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$300,000	265,198
CaixaBank S.A., 3.375%, 6/26/2035	EUR	200,000	225,359
Ceska Sporitelna A.S., 3.657%, 2/11/2033		100,000	113,064
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$235,000	212,511
Crédit Agricole S.A, 3.875%, 2/16/2038	EUR	200,000	226,117
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		$273,000	271,503
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		150,000	151,465
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		158,000	157,445
Erste & Steiermar Bank, 4.125%, 5/27/2032	EUR	200,000	231,454
Intesa Sanpaolo S.p.A., 3.75% to 6/22/2033, FLR (EURIBOR - 3mo. + 0.88%) to 6/22/2034		310,000	354,930
Intesa Sanpaolo S.p.A., 6.005%, 6/29/2037 (n)		$250,000	251,669
Lloyds Banking Group PLC, 5.625%, 9/16/2036	GBP	202,000	267,687
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$227,000	236,893
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030	EUR	100,000	116,383
mBank S.A., 4.335%, 5/26/2033		100,000	116,750
OTP Bank Nyrt., 5%, 1/31/2029		310,000	363,274

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
OTP Bank Nyrt., 4.625% to 12/24/2031, FLR (EUR ICE Swap Rate - 5yr. + 1.87%) to 12/24/2036	EUR	220,000	$252,005
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032		$435,000	436,391
PKO Bank Polski S.A., FLR , 3.75% (EURIBOR - 1mo. + 0.93%), 5/06/2030	EUR	190,000	218,541
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$281,000	289,572
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		121,000	124,044
Slovenská Sporiteľňa, 3.5% to 7/06/2029, FLR (EURIBOR - 3mo. + 0.8%) to 7/06/2030	EUR	100,000	114,260
SNB Funding Ltd., 6% to 6/24/2030, FLR (CMT - 5yr. + 2%) to 6/24/2035		$315,000	317,044
Tatra Banka A.S, 4.269%, 5/26/2032	EUR	100,000	115,696
Texas Capital Bancshares, Inc., 5.301% to 2/27/2031, FLR (SOFR - 1 day + 1.94%) to 2/27/2032		$415,000	410,707
Unicaja Banco S.A., 3.75% to 6/26/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.168%) to 6/26/2033	EUR	200,000	228,234
			$7,646,514
Pharmaceuticals & Biotechnology – 0.4%
AbbVie, Inc., 4.4%, 3/15/2033		$228,000	$223,090
AbbVie, Inc., 5.35%, 3/15/2044		113,000	110,392
AbbVie, Inc., 5.4%, 3/15/2054		131,000	125,886
Cheplapharm Arzneimittel GmbH, 6.75%, 2/15/2032	EUR	190,000	218,368
Eli Lilly & Co., 5.5%, 2/12/2055		$213,000	211,679
Johnson & Johnson, 3.7%, 2/26/2055	EUR	170,000	179,096
Merck & Co., Inc., 4.75%, 12/04/2035		$221,000	216,550
Mylan, Inc., 5.2%, 4/15/2048		32,000	26,619
Viatris, Inc., 4%, 6/22/2050		98,000	67,273
			$1,378,953
Pollution Control – 0.1%
Biffa Group Holdings Ltd., 7.375%, 6/15/2031	GBP	170,000	$227,350
Railroads – 0.2%
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055		$295,000	$286,457
Union Pacific Corp., 3.25%, 2/05/2050		364,000	250,334
			$536,791
Real Estate - Other – 0.1%
Goodman Australia Finance Pty Ltd., 3.875%, 4/29/2033	EUR	184,000	$210,316
Real Estate - Retail – 0.5%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	433,000	$320,232
Hammerson PLC, 3.5%, 4/15/2032	EUR	260,000	290,844
Realty Income Corp., 3.625%, 7/30/2032		210,000	238,821
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$501,000	452,604
Unibail-Rodamco-Westfield SE, 3.875%, 4/21/2033	EUR	200,000	229,248
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$169,000	167,373
			$1,699,122
Real Estate - Storage & Office – 0.2%
Colonial SFL Socimi S.A., 3.875%, 4/08/2031	EUR	100,000	$115,435
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$142,000	145,265
Highwoods Realty LP, 5.35%, 1/15/2033		254,000	252,595
Vornado Realty LP, 5.75%, 2/01/2033		166,000	166,593
			$679,888
Refining – 0.1%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (a)(n)		$325,000	$179,563

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retail & E-commerce – 0.4%
Alimentation Couche-Tard, Inc., 3.901%, 4/21/2033	EUR	156,000	$180,383
Amazon.com, Inc., 4.05%, 3/16/2039		189,000	217,899
Amazon.com, Inc., 5.8%, 3/13/2056		$293,000	291,131
B&M European Value Retail S.A., 6.5%, 11/27/2031	GBP	170,000	222,184
DICK'S Sporting Goods, 4.1%, 1/15/2052		$327,000	237,930
Home Depot, Inc., 4.875%, 2/15/2044		178,000	164,140
Home Depot, Inc., 3.625%, 4/15/2052		49,000	35,449
			$1,349,116
Semiconductor & Electronic Components – 0.1%
Broadcom, Inc., 5.2%, 7/15/2035		$122,000	$122,410
Broadcom, Inc., 5.7%, 1/15/2056		161,000	159,748
Intel Corp., 5.7%, 2/10/2053		143,000	134,857
			$417,015
Software – 0.4%
Dassault Systemes SE, 3.375%, 6/16/2031	EUR	200,000	$229,401
Kaspi.kz JSC, 5.9%, 4/28/2031 (n)		$228,000	227,578
Microsoft Corp., 2.525%, 6/01/2050		186,000	110,607
Oracle Corp., 4.95%, 2/04/2031		143,000	140,002
Oracle Corp., 5.35%, 5/04/2033		158,000	153,477
Oracle Corp., 4.7%, 9/27/2034		78,000	71,466
Oracle Corp., 5.7%, 2/04/2036		114,000	110,404
Oracle Corp., 4%, 7/15/2046		207,000	139,622
Sage Group PLC, 3.821%, 2/25/2033	EUR	100,000	113,333
			$1,295,890
Supermarkets – 0.0%
Kroger Co., 5.5%, 9/15/2054		$167,000	$156,640
Supranational – 0.1%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$200,000	$197,044
Telecommunications - Wireless – 0.2%
American Tower Corp., 4%, 9/01/2033	EUR	110,000	$128,038
SoftBank Group Corp., 3.936%, 6/30/2032		110,000	127,032
T-Mobile USA, Inc., 5.05%, 7/15/2033		$147,000	146,750
T-Mobile USA, Inc., 5.75%, 1/15/2034		142,000	147,036
			$548,856
Telephone Services – 0.1%
TELUS Corp., 5.25%, 11/15/2032	CAD	384,000	$287,383
Transportation & Logistics – 0.4%
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		$216,000	$217,202
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)		312,000	311,279
Ferrovial SE, 3.625%, 9/18/2032	EUR	180,000	205,480
Heathrow Funding Ltd., 5.875%, 5/13/2041	GBP	110,000	139,456
JSW Infrastructure Ltd., 4.95%, 1/21/2029		$246,000	243,525
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037	EUR	100,000	114,325
			$1,231,267

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Travel, Gaming, & Lodging – 0.3%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		$400,000	$398,628
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	140,000	185,362
Las Vegas Sands Corp., 5.3%, 5/15/2031		$255,000	254,025
Sands China Ltd., 4.375%, 6/18/2030		226,000	218,843
			$1,056,858
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$2,006	$2,005
U.S. Treasury Obligations – 3.0%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$2,549,000	$2,252,977
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		1,334,000	1,290,541
U.S. Treasury Bonds, 5%, 5/15/2056		1,513,000	1,529,076
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		1,152,000	1,057,995
U.S. Treasury Notes, 4.25%, 5/15/2035 (f)		1,739,000	1,718,485
U.S. Treasury Notes, 4.375%, 5/15/2036		494,000	491,376
U.S. Treasury Notes, 5%, 5/15/2046		1,149,000	1,157,617
			$9,498,067
Utilities – 2.0%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$422,000	$396,474
AEP Texas, Inc., 5.7%, 5/15/2034		215,000	221,887
AEP Transmission Co. LLC, 5.375%, 6/15/2035		218,000	221,548
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		79,000	74,391
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		76,000	63,368
Bruce Power LP, 2.68%, 12/21/2028	CAD	187,000	129,647
Bruce Power LP, 4.27%, 12/21/2034		410,000	288,762
Cox Asset Mexico S.A. de C.V., 7.125%, 1/08/2032 (n)		$200,000	202,718
Duke Energy Florida LLC, 6.2%, 11/15/2053		278,000	293,690
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	200,000	264,342
Emera U.S. Finance LP, 2.639%, 6/15/2031		$449,000	403,362
Eversource Energy, 5.5%, 1/01/2034		146,000	148,524
Hydro One, Inc., 4.25%, 1/04/2035	CAD	493,000	353,830
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$184,000	164,601
Jersey Central Power & Light Co., 5.1%, 1/15/2035		74,000	73,943
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	250,000	286,274
NextEra Energy, Inc., 6% to 10/01/2031, FLR (CMT - 5yr. + 1.84%) to 10/01/2056		$139,000	138,931
NextEra Energy, Inc., 6.2% to 10/01/2036, FLR (CMT - 5yr. + 1.765%) to 10/01/2056		93,000	92,910
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		186,000	186,651
Oncor Electric Delivery Co. LLC, 4.55%, 11/26/2056	EUR	132,000	152,544
Pacific Gas & Electric Co., 6.4%, 6/15/2033		$53,000	56,080
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		308,000	288,277
PSEG Power LLC, 5.2%, 5/15/2030 (n)		288,000	291,250
Scottish Hydro Electric Power Distribution PLC, 3.375%, 11/02/2033	EUR	260,000	292,083
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031		260,000	293,260
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		$229,000	224,416
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		229,000	224,420
Xcel Energy, Inc., 5.5%, 3/15/2034		155,000	157,475
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		73,000	75,536
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		155,000	165,307
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		35,000	37,533
			$6,264,034

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.5%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$124,000	$122,495
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	280,000	283,087
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$102,000	100,587
EP Infrastructure A.S., 4.125%, 2/27/2033	EUR	257,000	290,311
EP Infrastructure A.S., 4.375%, 1/29/2034		138,000	157,237
Spire, Inc., 4.6%, 9/01/2031		$370,000	364,484
Spire, Inc., 6.25%, 6/01/2056		270,000	268,955
			$1,587,156
Total Bonds (Identified Cost, $195,775,007)			$193,857,886
Common Stocks – 34.9%
Aerospace & Defense – 0.6%
Boeing Co. (a)		820	$177,506
General Dynamics Corp. (f)		2,484	879,932
Honeywell Aerospace, Inc. (a)		289	63,892
L3Harris Technologies, Inc.		1,736	504,464
Leidos Holdings, Inc.		2,067	212,839
			$1,838,633
Alcoholic Beverages – 0.7%
Ambev S.A.		303,300	$957,084
Diageo PLC		38,855	784,685
Heineken N.V.		4,286	360,433
			$2,102,202
Apparel, Footwear, & Accessories – 0.1%
Chow Tai Fook Jewellery Group		78,400	$109,362
Compagnie Financiere Richemont S.A.		562	129,754
LVMH Moet Hennessy Louis Vuitton SE		362	200,234
			$439,350
Auto & Auto Components – 0.6%
Aptiv PLC (a)		9,294	$570,465
Compagnie Generale des Etablissements Michelin		9,599	370,164
Lear Corp.		3,565	477,924
LKQ Corp.		15,006	395,108
PT Astra International Tbk		625,000	157,998
			$1,971,659
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp. (f)		23,969	$2,211,619
Julius Baer Group Ltd.		7,968	688,325
Northern Trust Corp. (f)		14,383	2,500,341
			$5,400,285
Business Services – 0.7%
Accenture PLC, “A”		4,601	$572,548
Cognizant Technology Solutions Corp., “A”		1,983	76,802
Experian PLC		9,210	310,668
Fidelity National Information Services, Inc.		8,572	333,279
Fiserv, Inc. (a)		3,625	177,806
Otsuka Corp.		5,900	101,015
Sodexo		9,756	564,606
Tata Consultancy Services Ltd.		6,227	134,281

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Verisk Analytics, Inc., “A”	488	$87,611
		$2,358,616
Chemicals – 0.8%
Akzo Nobel N.V.	9,275	$628,862
Axalta Coating Systems Ltd. (a)	13,758	470,799
FUJIFILM Holdings Corp.	13,200	283,911
Nitto Denko Corp.	9,000	177,291
PPG Industries, Inc.	3,601	436,765
Shin-Etsu Chemical Co. Ltd.	9,800	427,354
		$2,424,982
Conglomerates – 0.1%
Honeywell International, Inc.	947	$212,033
Construction – 0.7%
Anhui Conch Cement Co. Ltd.	60,500	$129,632
Compagnie de Saint-Gobain S.A.	2,817	254,793
Masco Corp.	11,908	968,954
Midea Group Co. Ltd., “A”	13,600	151,385
Techtronic Industries Co. Ltd.	47,500	792,995
		$2,297,759
Consumer Products – 1.3%
Colgate-Palmolive Co.	11,835	$1,085,033
Haleon PLC	135,892	626,743
Kenvue, Inc. (f)	66,638	1,273,452
Kimberly-Clark Corp. (f)	8,740	959,390
Reckitt Benckiser Group PLC	4,978	324,276
		$4,268,894
Consumer Services – 0.1%
Airbnb, Inc., “A” (a)	1,494	$213,791
Localiza Rent a Car S.A.	9,200	74,031
		$287,822
Containers – 0.1%
Smurfit Westrock PLC	7,455	$344,868
Diversified Financial Services – 0.0%
CME Group, Inc.	380	$83,915
Electrical Equipment – 0.9%
Eaton Corp. PLC	1,048	$446,574
Legrand S.A.	2,661	449,076
Mitsubishi Electric Corp.	24,000	880,108
Schneider Electric SE	3,372	1,099,602
		$2,875,360
Energy - Independent – 2.7%
Cenovus Energy, Inc.	22,155	$549,716
Chevron Corp.	2,865	474,903
ConocoPhillips (f)	12,143	1,262,386
Eni S.p.A.	84,008	1,979,263
Exxon Mobil Corp. (f)	6,478	885,672

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
PetroChina Co. Ltd.	410,000	$441,439
Suncor Energy, Inc.	14,971	805,420
TotalEnergies SE	17,554	1,364,491
Valero Energy Corp.	1,373	357,584
Woodside Energy Group Ltd.	19,115	370,072
		$8,490,946
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	5,366	$215,278
Entertainment & Leisure – 0.3%
Brunswick Corp.	6,257	$527,090
NetEase, Inc.	12,900	332,040
		$859,130
Food & Beverages – 0.6%
Danone S.A.	6,496	$532,478
General Mills, Inc.	7,451	259,295
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	18,900	66,738
J.M. Smucker Co.	1,955	219,937
Nomad Foods Ltd.	10,809	118,358
PepsiCo, Inc.	1,600	216,640
Tyson Foods, Inc., “A”	4,423	253,217
WH Group Ltd.	148,500	157,428
		$1,824,091
Food & Drug Stores – 0.8%
Albertsons Cos., Inc., “A”	9,355	$126,573
Seven & I Holdings Co. Ltd.	68,400	823,265
Tesco PLC	282,222	1,717,159
		$2,666,997
Global Systemically Important Banks – 2.8%
Bank of America Corp. (f)(s)	26,184	$1,491,964
BNP Paribas S.A.	19,021	2,219,849
China Construction Bank Corp.	679,000	699,609
ING Groep N.V.	8,139	257,320
JPMorgan Chase & Co. (f)	1,926	630,438
Mitsubishi UFJ Financial Group, Inc.	59,000	1,170,447
UBS Group AG	44,999	2,231,015
		$8,700,642
Hardware, Peripherals, & Assembly – 1.9%
Amadeus IT Group S.A.	7,943	$463,585
Cap Gemini S.A.	7,591	762,919
Hitachi Ltd.	28,600	794,781
Hon Hai Precision Industry Co. Ltd.	78,000	625,283
Lenovo Group Ltd.	76,000	227,046
NEC Corp.	16,600	402,991
Samsung Electronics Co. Ltd.	6,371	1,392,809
Seagate Technology Holdings PLC	804	775,860
SK Square Co. Ltd.	377	419,906
		$5,865,180

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.9%
Cigna Group (f)	8,814	$2,429,843
Humana, Inc.	731	290,368
		$2,720,211
Insurance – 1.8%
Aon PLC (f)(s)	4,441	$1,473,035
Chubb Ltd. (s)	3,327	1,133,642
DB Insurance Co. Ltd.	796	68,999
Hartford Insurance Group, Inc.	2,321	307,579
Lincoln National Corp.	4,250	150,238
Manulife Financial Corp.	10,277	416,805
MetLife, Inc.	5,535	468,316
Sompo Holdings, Inc.	9,700	370,013
Willis Towers Watson PLC	4,001	1,045,741
Zurich Insurance Group AG	219	162,244
		$5,596,612
Interactive Media Services – 0.1%
Baidu, Inc., ADR (a)(l)	1,605	$183,435
Machinery & Tools – 0.3%
AGCO Corp.	1,549	$185,415
Daikin Industries Ltd.	1,600	242,910
Finning International, Inc.	1,896	133,927
GEA Group AG	2,187	150,057
Wabtec Corp.	842	227,003
		$939,312
Media – 1.2%
Informa PLC	46,337	$555,755
Omnicom Group, Inc. (f)(s)	21,133	1,539,116
Publicis Groupe S.A.	4,243	419,162
RELX PLC	16,406	517,001
Wolters Kluwer N.V.	11,831	762,962
		$3,793,996
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	3,313	$575,501
Medical Equipment – 1.7%
Agilent Technologies, Inc.	1,659	$220,365
Becton, Dickinson and Co. (f)	9,836	1,488,482
Boston Scientific Corp. (a)	27,418	1,170,200
Medtronic PLC	22,867	1,788,885
Waters Corp. (a)	2,040	765,082
		$5,433,014
Metals & Mining – 0.9%
Glencore PLC	130,749	$891,094
Rio Tinto PLC	10,730	1,013,660
Toyota Tsusho Corp.	24,900	928,967
		$2,833,721
Network & Telecom – 0.2%
LM Ericsson Telephone Co., “B”	49,043	$547,010

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – 1.8%
ABN AMRO Group N.V., GDR	22,854	$970,880
AIB Group PLC	29,456	345,820
Banca Mediolanum S.p.A.	4,315	107,382
BPER Banca S.p.A.	21,981	344,886
DBS Group Holdings Ltd.	2,550	128,904
Grupo Financiero Banorte S.A. de C.V.	11,535	121,745
M&T Bank Corp.	833	198,262
NatWest Group PLC	251,597	2,225,985
PNC Financial Services Group, Inc.	2,676	658,885
Popular, Inc.	1,878	308,330
Regions Financial Corp.	4,553	137,501
Sberbank of Russia PJSC (a)(u)	137,348	0
		$5,548,580
Oil Services – 0.1%
Tenaris S.A.	14,832	$410,288
Pharmaceuticals & Biotechnology – 2.3%
AbbVie, Inc. (f)	3,238	$814,810
Johnson & Johnson (f)	5,602	1,422,740
Novartis AG	5,472	857,235
Pfizer, Inc. (f)(s)	101,854	2,452,644
Roche Holding AG	809	333,212
Sandoz Group AG	3,528	319,267
Sanofi S.A.	11,701	1,003,787
		$7,203,695
Real Estate – 0.0%
Essential Properties Realty Trust, REIT	5,505	$164,324
Real Estate - Storage & Office – 0.1%
Cousins Properties, Inc., REIT	3,953	$118,511
Highwoods Properties, Inc., REIT	7,291	219,897
		$338,408
Restaurants – 0.3%
Aramark	15,661	$891,111
Retail & E-commerce – 0.1%
Bath & Body Works, Inc.	5,105	$118,079
Home Depot, Inc.	312	110,036
Shimamura Co. Ltd.	8,900	182,822
		$410,937
Semiconductor & Electronic Components – 0.9%
Kyocera Corp.	48,400	$1,073,078
Lam Research Corp.	1,417	614,028
NVIDIA Corp.	953	190,686
NXP Semiconductors N.V.	3,658	1,028,008
		$2,905,800
Software – 0.7%
Microsoft Corp. (f)	4,551	$1,697,614
Salesforce, Inc.	3,807	596,405
		$2,294,019

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 0.6%
Comcast Corp., “A”	32,675	$802,171
KDDI Corp.	43,400	732,698
Koninklijke KPN N.V.	20,929	103,211
PT Telekom Indonesia	863,900	114,571
		$1,752,651
Tobacco – 1.0%
Altria Group, Inc.	3,857	$277,511
British American Tobacco PLC	25,886	1,605,917
Philip Morris International, Inc. (f)	7,163	1,295,859
		$3,179,287
Transportation & Logistics – 0.3%
Union Pacific Corp.	3,303	$898,416
Yangzijian Shipbuilding Holdings Ltd.	66,200	175,770
		$1,074,186
Travel, Gaming, & Lodging – 0.2%
FDJ United	3,297	$80,579
Japan Airlines Corp.	7,600	133,930
Ryanair Holdings PLC	18,010	562,815
		$777,324
Utilities – 1.6%
Ameren Corp.	908	$102,640
Atmos Energy Corp.	3,318	571,592
CLP Holdings Ltd.	27,500	257,039
Duke Energy Corp.	3,201	405,183
E.ON SE	40,054	824,927
Edison International (f)	7,565	563,214
National Grid PLC	80,521	1,332,952
PG&E Corp. (f)	44,754	752,762
Xcel Energy, Inc.	2,098	168,470
		$4,978,779
Total Common Stocks (Identified Cost, $73,973,059)		$110,080,843
Preferred Stocks – 0.6%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	14,966	$1,257,545
Hardware, Peripherals, & Assembly – 0.2%
Samsung Electronics Co. Ltd.	4,031	$564,420
Total Preferred Stocks (Identified Cost, $1,068,395)		$1,821,965
Convertible Preferred Stocks – 0.4%
Aerospace & Defense – 0.1%
Boeing Co., 6%, 10/15/2027	4,275	$287,708
Internet – 0.1%
Alphabet, Inc., “A”, 6.25%	2,547	$129,617
Alphabet, Inc., “B”, 6.25%	2,547	128,114
		$257,731

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities – 0.2%
NextEra Energy, Inc., 7.234%, 11/01/2027	10,149	$504,405
PG&E Corp., 6%, 12/01/2027	7,646	316,315
		$820,720
Total Convertible Preferred Stocks (Identified Cost, $1,283,192)		$1,366,159
Convertible Bonds – 0.0%
Utilities – 0.0%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $97,000)	$97,000	$99,134
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $5,928,855)	5,928,855	$5,928,855

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
S&P 500 Index – 9/18/2026 @ $6,050	Put	Merrill Lynch International	$5,249,552	7	$13,160
S&P 500 Index – 6/17/2027 @ $6,350	Put	Merrill Lynch International	7,499,360	10	167,540
Total Purchased Options (Premiums Paid, $320,993)					$180,700

Issuer	Shares/Par
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $171,750)	171,750	$171,750
Other Assets, Less Liabilities – 0.6%		2,047,169
Net Assets – 100.0%		$315,554,461

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,928,855 and
$307,578,437, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,889,947, representing 13.9% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
BBSW	Bank Bill Swap Reference Rate
CFRR	China Fixing Repo Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 6/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	477,288	USD	329,537	JPMorgan Chase Bank N.A.	7/17/2026	$826
AUD	112,345	USD	77,430	UBS AG	7/17/2026	332
BRL	3,384,000	USD	647,470	Citibank N.A.	8/04/2026	3,026
CAD	1,376,259	USD	969,424	State Street Corp.	7/17/2026	1,595
CNH	952,283	USD	140,160	State Street Corp.	7/17/2026	211
CNY	3,239,000	USD	478,194	Deutsche Bank AG	8/14/2026	554
CZK	4,305,681	USD	201,957	JPMorgan Chase Bank N.A.	7/17/2026	760

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
CZK	4,239,946	USD	198,286	Merrill Lynch International	7/17/2026	$1,336
EUR	175,689	USD	200,516	Barclays Bank PLC	7/17/2026	347
EUR	439,694	USD	501,875	HSBC Bank	7/17/2026	825
EUR	100,079	USD	113,985	Merrill Lynch International	7/17/2026	435
EUR	172,238	USD	196,735	UBS AG	7/17/2026	184
GBP	244,431	USD	323,924	HSBC Bank	7/17/2026	298
GBP	1,093,822	USD	1,443,255	JPMorgan Chase Bank N.A.	7/17/2026	7,627
GBP	179,755	USD	237,418	Merrill Lynch International	7/17/2026	1,016
ILS	1,176,590	USD	385,112	HSBC Bank	7/17/2026	10,419
MXN	14,918,014	USD	849,039	JPMorgan Chase Bank N.A.	7/17/2026	2,980
PEN	1,636,000	USD	475,581	Goldman Sachs International	7/22/2026	2,721
ZAR	4,046,413	USD	245,691	Merrill Lynch International	7/17/2026	1,034
USD	201,691	AUD	282,636	HSBC Bank	7/17/2026	6,059
USD	9,418,340	AUD	13,427,000	HSBC Bank	8/14/2026	129,310
USD	504,952	AUD	707,373	JPMorgan Chase Bank N.A.	7/17/2026	15,331
USD	265,303	AUD	377,060	State Street Corp.	7/17/2026	4,314
USD	1,754,361	BRL	8,974,152	Barclays Bank PLC	8/06/2026	30,137
USD	180,940	BRL	925,000	Citibank N.A.	8/31/2026	4,306
USD	196,741	CAD	274,642	Barclays Bank PLC	7/17/2026	2,967
USD	3,626,132	CAD	5,035,000	Goldman Sachs International	8/14/2026	69,332
USD	540,566	CAD	737,826	JPMorgan Chase Bank N.A.	7/17/2026	19,993
USD	4,015,516	CAD	5,507,823	Merrill Lynch International	7/17/2026	129,472
USD	1,651,259	CAD	2,253,087	State Street Corp.	7/17/2026	61,592
USD	36,966	CHF	28,838	Citibank N.A.	7/17/2026	1,217
USD	753,462	CHF	597,000	JPMorgan Chase Bank N.A.	8/14/2026	11,120
USD	12,975,829	CHF	10,047,692	State Street Corp.	8/14/2026	481,983
USD	1,405,156	CNH	9,483,000	HSBC Bank	7/17/2026	7,326
USD	232,935	CNH	1,577,000	Merrill Lynch International	7/17/2026	479
USD	693,689	CNH	4,687,550	State Street Corp.	7/17/2026	2,727
USD	378,797	CZK	7,843,822	HSBC Bank	8/14/2026	9,405
USD	779,349	CZK	16,039,773	Merrill Lynch International	7/17/2026	24,177
USD	522,099	DKK	3,297,301	JPMorgan Chase Bank N.A.	8/14/2026	16,908
USD	1,115,181	EUR	957,230	Citibank N.A.	7/17/2026	20,787
USD	391,902	EUR	339,570	Deutsche Bank AG	7/17/2026	3,675
USD	3,630,697	EUR	3,096,591	HSBC Bank	7/17/2026	90,383
USD	4,401,799	EUR	3,747,362	JPMorgan Chase Bank N.A.	7/17/2026	117,465
USD	1,565,282	EUR	1,351,000	JPMorgan Chase Bank N.A.	8/14/2026	18,906
USD	1,559,336	EUR	1,329,879	Merrill Lynch International	7/17/2026	38,895
USD	7,443,787	EUR	6,364,611	State Street Corp.	7/17/2026	167,168
USD	41,068,959	EUR	34,873,800	State Street Corp.	8/14/2026	1,151,855
USD	1,131,850	EUR	960,672	UBS AG	7/17/2026	33,522
USD	4,083,052	GBP	3,023,755	Barclays Bank PLC	7/17/2026	72,241
USD	197,577	GBP	147,107	Goldman Sachs International	7/17/2026	2,450
USD	1,234,563	GBP	924,934	HSBC Bank	7/17/2026	7,700
USD	270,149	GBP	201,016	JPMorgan Chase Bank N.A.	7/17/2026	3,515
USD	10,433,980	GBP	7,787,000	JPMorgan Chase Bank N.A.	8/14/2026	105,135
USD	3,992,599	GBP	2,943,877	Merrill Lynch International	7/17/2026	87,741
USD	1,047,110	GBP	772,355	State Street Corp.	7/17/2026	22,631
USD	8,825,876	GBP	6,535,346	State Street Corp.	8/14/2026	157,252
USD	157,409	HUF	48,575,000	HSBC Bank	8/14/2026	1,685
USD	744,632	IDR	12,966,131,000	Barclays Bank PLC	8/14/2026	22,082
USD	284,776	IDR	4,982,886,411	Citibank N.A.	7/28/2026	6,721

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	454,520	ILS	1,321,342	HSBC Bank	8/14/2026	$10,029
USD	939,626	JPY	148,728,877	JPMorgan Chase Bank N.A.	7/17/2026	23,830
USD	561,773	JPY	89,429,652	NatWest Markets PLC	7/17/2026	11,112
USD	42,263	JPY	6,581,480	State Street Corp.	7/17/2026	1,738
USD	21,791,528	JPY	3,408,007,490	State Street Corp.	8/14/2026	760,051
USD	3,912,379	KRW	5,754,327,035	Barclays Bank PLC	7/15/2026	197,400
USD	3,640,851	KRW	5,359,425,848	Citibank N.A.	7/15/2026	180,818
USD	1,689,674	KRW	2,509,047,970	Deutsche Bank AG	8/14/2026	68,977
USD	513,165	KRW	747,954,334	Goldman Sachs International	7/15/2026	30,287
USD	1,334,861	MXN	23,251,772	State Street Corp.	7/17/2026	6,872
USD	681,508	MXN	11,854,487	State Street Corp.	8/14/2026	6,018
USD	765,153	MYR	3,002,000	Barclays Bank PLC	8/14/2026	28,209
USD	1,068,447	NOK	10,128,000	Deutsche Bank AG	8/14/2026	45,861
USD	590,015	NOK	5,654,371	HSBC Bank	7/17/2026	18,899
USD	943,060	NOK	8,815,659	State Street Corp.	7/17/2026	52,641
USD	12,233,640	NZD	20,508,032	Barclays Bank PLC	8/14/2026	569,190
USD	253,853	NZD	428,263	HSBC Bank	7/17/2026	10,486
USD	3,621,783	NZD	6,193,298	JPMorgan Chase Bank N.A.	7/17/2026	102,352
USD	58,920	NZD	100,837	State Street Corp.	7/17/2026	1,618
USD	481,959	PLN	1,772,118	Barclays Bank PLC	7/17/2026	10,887
USD	609,499	PLN	2,207,778	Barclays Bank PLC	8/14/2026	22,636
USD	192,167	RON	857,000	Deutsche Bank AG	8/14/2026	5,709
USD	3,286,343	SEK	31,017,000	Deutsche Bank AG	8/14/2026	79,998
USD	405,563	SGD	512,723	State Street Corp.	8/14/2026	8,067
USD	3,147,539	THB	100,798,237	Barclays Bank PLC	7/17/2026	111,849
USD	3,304,046	THB	107,114,000	Barclays Bank PLC	8/14/2026	74,380
						$5,636,404
Liability Derivatives
AUD	992,402	USD	702,967	HSBC Bank	7/17/2026	$(16,057)
AUD	16,930,233	USD	12,208,636	HSBC Bank	8/14/2026	(496,010)
AUD	3,387,274	USD	2,404,495	State Street Corp.	7/17/2026	(59,929)
AUD	242,763	USD	172,767	UBS AG	7/17/2026	(4,734)
BRL	797,977	USD	155,411	Citibank N.A.	8/04/2026	(2,018)
CAD	1,331,325	USD	970,622	Citibank N.A.	7/17/2026	(31,306)
CAD	5,910,170	USD	4,326,238	Deutsche Bank AG	8/14/2026	(151,206)
CAD	2,157,725	USD	1,550,084	HSBC Bank	7/17/2026	(27,701)
CAD	308,376	USD	226,270	State Street Corp.	7/17/2026	(8,694)
CHF	925,263	USD	1,198,496	State Street Corp.	7/17/2026	(51,491)
CLP	749,030,491	USD	832,166	Citibank N.A.	8/14/2026	(19,180)
CNH	81,474,986	USD	12,041,869	State Street Corp.	7/17/2026	(32,150)
CZK	5,562,320	USD	268,893	Citibank N.A.	7/17/2026	(7,013)
CZK	2,787,156	USD	135,322	Merrill Lynch International	7/17/2026	(4,099)
DKK	2,590,683	USD	407,691	State Street Corp.	7/17/2026	(11,351)
EUR	2,385,116	USD	2,806,691	Citibank N.A.	7/17/2026	(79,802)
EUR	220,333	USD	256,744	Goldman Sachs International	7/17/2026	(4,839)
EUR	6,423,759	USD	7,507,031	HSBC Bank	7/17/2026	(162,790)
EUR	2,164,392	USD	2,549,144	JPMorgan Chase Bank N.A.	7/17/2026	(74,611)
EUR	1,179,672	USD	1,377,257	Merrill Lynch International	7/17/2026	(28,546)
EUR	2,097,201	USD	2,471,463	State Street Corp.	7/17/2026	(73,747)
EUR	1,064,049	USD	1,259,065	UBS AG	7/17/2026	(42,545)
GBP	299,599	USD	402,887	HSBC Bank	7/17/2026	(5,490)
GBP	794,851	USD	1,079,279	JPMorgan Chase Bank N.A.	7/17/2026	(24,962)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
GBP	100,558	USD	136,402	State Street Corp.	7/17/2026	$(3,018)
GBP	102,649	USD	137,539	UBS AG	7/17/2026	(1,382)
HUF	149,774,568	USD	496,023	HSBC Bank	7/17/2026	(15,306)
HUF	54,010,339	USD	174,140	Merrill Lynch International	7/17/2026	(788)
HUF	12,060,747	USD	39,710	State Street Corp.	7/17/2026	(999)
JPY	1,829,654,831	USD	11,611,092	HSBC Bank	7/17/2026	(345,028)
JPY	32,357,767	USD	200,304	JPMorgan Chase Bank N.A.	7/17/2026	(1,062)
JPY	2,089,873,000	USD	13,093,642	JPMorgan Chase Bank N.A.	8/14/2026	(196,629)
JPY	197,572,772	USD	1,252,454	State Street Corp.	7/17/2026	(35,904)
KRW	2,331,967,279	USD	1,572,188	Citibank N.A.	7/15/2026	(66,676)
MXN	8,483,385	USD	492,035	HSBC Bank	7/17/2026	(7,520)
MYR	5,567,866	USD	1,391,430	Barclays Bank PLC	7/15/2026	(25,555)
NOK	11,504,238	USD	1,219,978	HSBC Bank	7/17/2026	(58,001)
NOK	137,395,623	USD	14,955,569	JPMorgan Chase Bank N.A.	8/14/2026	(1,083,262)
NZD	3,915,000	USD	2,284,477	Goldman Sachs International	8/14/2026	(57,724)
NZD	4,448,368	USD	2,650,429	State Street Corp.	7/17/2026	(122,579)
PLN	2,329,369	USD	641,135	State Street Corp.	7/17/2026	(21,934)
RON	1,057,543	USD	242,218	Barclays Bank PLC	7/17/2026	(11,771)
SEK	4,639,199	USD	495,573	HSBC Bank	7/17/2026	(16,737)
SEK	7,118,808	USD	780,972	State Street Corp.	7/17/2026	(46,204)
SEK	52,545,497	USD	5,675,729	State Street Corp.	8/14/2026	(243,900)
SGD	1,827,231	USD	1,443,385	State Street Corp.	7/17/2026	(29,568)
THB	16,880,551	USD	528,316	Barclays Bank PLC	7/17/2026	(19,933)
THB	59,493,429	USD	1,862,954	JPMorgan Chase Bank N.A.	7/17/2026	(71,220)
USD	103,868	CAD	147,306	Citibank N.A.	7/17/2026	(64)
USD	992,601	CHF	805,351	Citibank N.A.	7/17/2026	(5,755)
USD	1,262,625	CNH	8,595,931	Barclays Bank PLC	7/17/2026	(4,448)
USD	198,985	CNH	1,350,386	Citibank N.A.	7/17/2026	(66)
USD	203,983	CNH	1,385,226	Goldman Sachs International	7/17/2026	(204)
USD	18,360,622	CNY	124,365,674	Citibank N.A.	8/14/2026	(21,530)
USD	495,874	EUR	436,938	Barclays Bank PLC	7/17/2026	(3,674)
USD	146,886	EUR	128,920	Citibank N.A.	7/17/2026	(508)
USD	200,632	EUR	175,878	Goldman Sachs International	7/17/2026	(448)
USD	922,244	EUR	808,817	HSBC Bank	7/17/2026	(2,470)
USD	239,369	EUR	209,742	NatWest Markets PLC	7/17/2026	(427)
USD	298,811	EUR	262,160	UBS AG	7/17/2026	(915)
USD	592,708	GBP	449,173	HSBC Bank	7/17/2026	(3,091)
USD	221,276	GBP	167,915	State Street Corp.	7/17/2026	(1,452)
USD	515,694	HUF	161,283,700	Merrill Lynch International	7/17/2026	(1,963)
USD	640,138	MXN	11,248,686	HSBC Bank	7/17/2026	(2,313)
USD	300,786	MXN	5,273,675	State Street Corp.	7/17/2026	(412)
USD	312,183	PEN	1,075,907	Citibank N.A.	7/22/2026	(2,370)
USD	515,657	SEK	5,038,341	HSBC Bank	7/17/2026	(4,375)
USD	1,023,160	ZAR	17,017,223	Merrill Lynch International	7/17/2026	(14,445)
						$(3,973,901)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index	Short	EUR	8	$5,744,078	September – 2026	$10,020
FTSE 100 Index	Long	GBP	47	6,571,903	September – 2026	31,380
FTSE/JSE Top 40 Index	Short	ZAR	50	3,132,265	September – 2026	171,054
IBEX 35 Index	Long	EUR	7	1,551,379	July – 2026	31,889
MSCI Singapore Index	Short	SGD	18	665,670	July – 2026	3,057
S&P/TSX 60 Index	Long	CAD	23	6,667,527	September – 2026	4,022
Topix Index	Long	JPY	24	5,908,669	September – 2026	254,033
						$505,455
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	72	$6,148,366	September – 2026	$67,611
Canadian Treasury Bond 5 yr	Long	CAD	10	797,462	September – 2026	4,625
Euro-Bobl 5 yr	Long	EUR	68	8,964,656	September – 2026	40,162
Euro-Schatz 2 yr	Long	EUR	124	15,012,666	September – 2026	40,086
Japan Government Bond 10 yr	Long	JPY	35	27,503,613	September – 2026	62,693
Korea Government Bond 3 yr	Long	KRW	51	3,400,110	September – 2026	24,300
Long Gilt 10 yr	Long	GBP	77	9,111,610	September – 2026	194,808
U.S. Treasury Bond 30 yr	Long	USD	15	1,702,500	September – 2026	29,018
U.S. Treasury Note 10 yr	Long	USD	117	12,857,203	September – 2026	66,700
U.S. Treasury Note 5 yr	Long	USD	3	321,140	September – 2026	1,103
						$531,106
						$1,036,561
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	491	$1,809,320	August – 2026	$(33,678)
CAC 40 Index	Long	EUR	11	1,057,019	July – 2026	(2,920)
FTSE MIB Index	Long	EUR	8	2,371,123	September – 2026	(25,396)
Hang Seng Index	Long	HKD	29	4,223,994	July – 2026	(55,612)
KOSPI 200 Index	Short	KRW	6	1,340,928	September – 2026	(197,990)
Mexbol Index	Long	MXN	47	1,814,475	September – 2026	(50,563)
Mini Ibovespa	Long	BRL	13	87,877	August – 2026	(121)
NSE IFSC NIFTY 50 Index	Long	USD	53	2,544,477	July – 2026	(19,404)
OMX 30 Index	Short	SEK	12	398,129	July – 2026	(6,745)
Russell 2000 Index	Short	USD	1	152,280	September – 2026	(3,898)
S&P 500 E-Mini Index	Short	USD	14	5,283,775	September – 2026	(34,097)
S&P/ASX 200 Index	Short	AUD	73	11,088,817	September – 2026	(4,215)
						$(434,639)
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	369	$28,055,865	September – 2026	$(349,807)
Euro-Bund 10 yr	Short	EUR	239	34,774,182	September – 2026	(317,225)
Euro-Buxl 30 yr	Short	EUR	10	1,270,800	September – 2026	(29,914)
Korea Government Bond 10 yr	Short	KRW	39	2,700,019	September – 2026	(47,641)
U.S. Treasury Note 2 yr	Short	USD	18	3,710,391	September – 2026	(3,627)
U.S. Treasury Ultra Bond 30 yr	Short	USD	2	232,313	September – 2026	(6,758)
U.S. Treasury Ultra Note 10 yr	Short	USD	63	7,085,531	September – 2026	(90,529)
						$(845,501)
						$(1,280,140)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	33,500,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$38,373	$—	$38,373
12/13/29	CNY	20,400,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	6,568	38	6,606
11/26/30	CNY	9,200,000	centrally cleared	1.5772% / Quarterly	CFRR / Quarterly	8,052	—	8,052
9/17/31	USD	42,200,000	centrally cleared	3.924% / Annually	1-day SOFR / Annually	10,812	—	10,812
						$63,805	$38	$63,843
Liability Derivatives
Interest Rate Swaps
9/20/28	USD	33,100,000	centrally cleared	3.927% / Annually	1-day SOFR / Annually	$(54,168)	$—	$(54,168)
9/17/36	USD	7,700,000	centrally cleared	1-day SOFR / Annually	4.08% / Annually	(29,699)	—	(29,699)
9/20/56	USD	11,300,000	centrally cleared	1-day SOFR / Annually	4.267% / Annually	(145,648)	—	(145,648)
						$(229,515)	$—	$(229,515)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/29	EUR	110,000	Deutsche Bank AG	5.00% / Quarterly	(1)	$(45)	$374,695	$374,650
Liability Derivatives
Credit Default Swaps
6/20/29	EUR	250,000	BNP Paribas	5.00% / Quarterly	(1)	$10,886	$(422,222)	$(411,336)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Worldline S.A. Index.
At June 30, 2026, the fund had cash collateral of $822,808 and other liquid securities collateral with an aggregate value of $14,105,714 to cover any collateral or margin obligations for certain derivative contracts. Cash collateral posted and/or cash pledged in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $171,435 of securities on loan (identified cost, $272,689,396)	$307,578,437
Investments in affiliated issuers, at value (identified cost, $5,928,855)	5,928,855
Foreign currency, at value (identified cost, $42,441)	42,431
Cash collateral posted for
Forward foreign currency exchange contracts	800,000
Cash pledged for
Futures contracts	19,230
Exchange-traded options	3,578
Receivables for
Net daily variation margin on open cleared swap agreements	6,740
Forward foreign currency exchange contracts	5,636,404
Investments sold	1,528,982
Fund shares sold	2,946
Interest and dividends	2,517,096
Uncleared swaps, at value (net of unamortized premiums paid, $374,695)	374,650
Receivable from investment adviser	25,876
Other assets	710
Total assets	$324,465,935
Liabilities
Payable to custodian	$44,905
Payables for
Forward foreign currency exchange contracts	3,973,901
Net daily variation margin on open futures contracts	238,378
Investments purchased	2,848,567
TBA purchase commitments	765,630
Fund shares reacquired	296,649
Collateral for securities loaned, at value	171,750
Uncleared swaps, at value (net of unamortized premiums received, $422,222)	411,336
Payable to affiliates
Administrative services fee	293
Shareholder servicing costs	101
Distribution and/or service fees	3,975
Payable for independent Trustees' compensation	1,376
Accrued expenses and other liabilities	154,613
Total liabilities	$8,911,474
Net assets	$315,554,461
Net assets consist of
Paid-in capital	$237,628,295
Total distributable earnings (loss)	77,926,166
Net assets	$315,554,461
Shares of beneficial interest outstanding	21,684,516

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$26,205,022	1,759,221	$14.90
Service Class	289,349,439	19,925,295	14.52
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Interest	$4,493,362
Dividends from unaffiliated issuers	1,925,897
Dividends from affiliated issuers	160,088
Income on securities loaned	659
Other	235
Foreign taxes withheld	(122,541)
Total investment income	$6,457,700
Expenses
Management fee	$1,201,384
Distribution and/or service fees	370,142
Shareholder servicing costs	7,581
Administrative services fee	27,087
Independent Trustees' compensation	4,138
Custodian fee	69,618
Shareholder communications	6,797
Audit and tax fees	52,535
Legal fees	1,007
Miscellaneous	60,857
Total expenses	$1,801,146
Reduction of expenses by investment adviser	(191,380)
Net expenses	$1,609,766
Net investment income (loss)	$4,847,934
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $6,262 foreign capital gains tax)	$10,265,480
Affiliated issuers	(781)
Written options	49,526
Futures contracts	(2,270,343)
Swap agreements	(870,946)
Forward foreign currency exchange contracts	4,022,786
Foreign currency	(545,596)
Net realized gain (loss)	$10,650,126
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $6,619 decrease in deferred foreign capital gains tax)	$(6,466,627)
Affiliated issuers	(1,486)
Written options	(48,045)
Futures contracts	(1,163,273)
Swap agreements	(154,784)
Forward foreign currency exchange contracts	433,256
Translation of assets and liabilities in foreign currencies	(32,891)
Net unrealized gain (loss)	$(7,433,850)
Net realized and unrealized gain (loss)	$3,216,276
Change in net assets from operations	$8,064,210
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$4,847,934	$9,997,389
Net realized gain (loss)	10,650,126	21,246,215
Net unrealized gain (loss)	(7,433,850)	16,965,890
Change in net assets from operations	$8,064,210	$48,209,494
Total distributions to shareholders	$—	$(37,217,095)
Change in net assets from fund share transactions	$(23,396,419)	$(22,562,343)
Total change in net assets	$(15,332,209)	$(11,569,944)
Net assets
At beginning of period	330,886,670	342,456,614
At end of period	$315,554,461	$330,886,670
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.53	$14.13	$13.63	$12.98	$15.35	$15.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.47	$0.47	$0.41	$0.28	$0.25
Net realized and unrealized gain (loss)	0.13	1.65	0.21	0.80	(1.40)	0.19
Total from investment operations	$0.37	$2.12	$0.68	$1.21	$(1.12)	$0.44
Less distributions declared to shareholders
From net investment income	$—	$(0.94)	$(0.11)	$(0.06)	$(0.31)	$(0.16)
From net realized gain	—	(0.78)	(0.07)	(0.50)	(0.94)	(0.72)
Total distributions declared to shareholders	$—	$(1.72)	$(0.18)	$(0.56)	$(1.25)	$(0.88)
Net asset value, end of period (x)	$14.90	$14.53	$14.13	$13.63	$12.98	$15.35
Total return (%) (k)(r)(s)(x)	2.55 (n)	15.48	5.00	9.63	(7.20)	2.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89 (a)	0.88	0.87	0.89	0.84	0.82
Expenses after expense reductions	0.77 (a)	0.78	0.78	0.83	0.77	0.78
Net investment income (loss)	3.24 (a)	3.18	3.33	3.12	2.01	1.59
Portfolio turnover rate	43 (n)	95	97	101	90	132
Net assets at end of period (000 omitted)	$26,205	$27,229	$26,922	$32,096	$32,846	$39,123
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	N/A	0.76	N/A	N/A

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.18	$13.82	$13.34	$12.71	$15.05	$15.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.42	$0.42	$0.37	$0.24	$0.21
Net realized and unrealized gain (loss)	0.13	1.62	0.20	0.78	(1.37)	0.19
Total from investment operations	$0.34	$2.04	$0.62	$1.15	$(1.13)	$0.40
Less distributions declared to shareholders
From net investment income	$—	$(0.90)	$(0.07)	$(0.02)	$(0.27)	$(0.12)
From net realized gain	—	(0.78)	(0.07)	(0.50)	(0.94)	(0.72)
Total distributions declared to shareholders	$—	$(1.68)	$(0.14)	$(0.52)	$(1.21)	$(0.84)
Net asset value, end of period (x)	$14.52	$14.18	$13.82	$13.34	$12.71	$15.05
Total return (%) (k)(r)(s)(x)	2.40 (n)	15.21	4.68	9.35	(7.44)	2.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14 (a)	1.13	1.12	1.14	1.09	1.07
Expenses after expense reductions	1.02 (a)	1.03	1.03	1.08	1.02	1.03
Net investment income (loss)	2.98 (a)	2.93	3.08	2.87	1.75	1.34
Portfolio turnover rate	43 (n)	95	97	101	90	132
Net assets at end of period (000 omitted)	$289,349	$303,658	$315,535	$352,578	$377,941	$483,621
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	N/A	1.01	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service.

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Notes to Financial Statements (unaudited) - continued
Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

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Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$57,423,928	$—	$—	$57,423,928
United Kingdom	12,024,253	—	—	12,024,253
France	9,321,740	—	—	9,321,740
Japan	1,981,695	6,743,886	—	8,725,581
Switzerland	4,721,052	—	—	4,721,052
Netherlands	3,083,668	—	—	3,083,668
Italy	2,841,819	—	—	2,841,819
South Korea	—	2,661,412	—	2,661,412
China	401,558	1,939,128	—	2,340,686
Other Countries	7,497,389	2,627,439	0	10,124,828
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	9,500,072	—	9,500,072
Non - U.S. Sovereign Debt	—	86,902,679	—	86,902,679
Municipal Bonds	—	1,755,403	—	1,755,403
U.S. Corporate Bonds	—	33,594,677	—	33,594,677
Residential Mortgage-Backed Securities	—	22,614,811	—	22,614,811
Commercial Mortgage-Backed Securities	—	3,035,153	—	3,035,153
Asset-Backed Securities (including CDOs)	—	6,482,113	—	6,482,113
Foreign Bonds	—	30,072,112	—	30,072,112
Purchased Options	180,700	—	—	180,700
Investment Companies	6,100,605	—	—	6,100,605
Total	$105,578,407	$207,928,885	$0	$313,507,292

Other Financial Instruments
Futures Contracts – Assets	$779,471	$257,090	$—	$1,036,561
Futures Contracts – Liabilities	(988,645)	(291,495)	—	(1,280,140)
Forward Foreign Currency Exchange Contracts – Assets	—	5,636,404	—	5,636,404
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,973,901)	—	(3,973,901)
Swap Agreements – Assets	—	438,493	—	438,493
Swap Agreements – Liabilities	—	(640,851)	—	(640,851)
For further information regarding security characteristics, see the Portfolio of Investments.  At June 30, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

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Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$180,700	$—
Equity	Futures Contracts	505,455	(434,639)
Interest Rate	Futures Contracts	531,106	(845,501)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,636,404	(3,973,901)
Interest Rate	Cleared Swap Agreements	63,843	(229,515)
Credit	Uncleared Swap Agreements	374,650	(411,336)
Total		$7,292,158	$(5,894,892)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(893,166)	$(870,946)	$—	$—	$—
Foreign Exchange	—	—	4,022,786	—	—
Equity	(1,377,177)	—	—	(630,117)	—
Credit	—	—	—	(127,660)	49,526
Total	$(2,270,343)	$(870,946)	$4,022,786	$(757,777)	$49,526
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(506,456)	$(165,625)	$—	$—	$—
Foreign Exchange	—	—	433,256	—	—
Equity	(656,817)	—	—	380,155	—
Credit	—	10,841	—	82,562	(48,045)
Total	$(1,163,273)	$(154,784)	$433,256	$462,717	$(48,045)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of June 30, 2026:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(238,378)
Uncleared Swaps, at value	374,650	(411,336)
Cleared Swap Agreements (a)	6,740	—
Forward Foreign Currency Exchange Contracts	5,636,404	(3,973,901)
Purchased Options (a)	180,700	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$6,198,494	$(4,623,615)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	3,423,747	(2,194,603)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$2,774,747	$(2,429,012)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at June 30, 2026:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$1,142,326	$(65,381)	$—	$(1,076,945)	$—
Citibank N.A.	216,874	(216,874)	—	—	—
Deutsche Bank AG	579,424	(151,206)	—	—	428,218
Goldman Sachs International	104,790	(63,215)	—	—	41,575
JPMorgan Chase Bank N.A.	446,749	(446,749)	—	—	—
Merrill Lynch International	284,584	(49,841)	—	(234,743)	—
Total	$2,774,747	$(993,266)	$—	$(1,311,688)	$469,793
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at June 30, 2026:

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Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(65,381)	$65,381	$—	$—	$—
BNP Paribas	(411,336)	—	—	—	(411,336)
Citibank N.A.	(236,288)	216,874	—	—	(19,414)
Deutsche Bank AG	(151,206)	151,206	—	—	—
Goldman Sachs International	(63,215)	63,215	—	—	—
JPMorgan Chase Bank N.A.	(1,451,745)	446,749	—	800,000	(204,996)
Merrill Lynch International	(49,841)	49,841	—	—	—
Total	$(2,429,012)	$993,266	$—	$800,000	$(635,746)
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase.  At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
A written swaption represents an option that if exercised by the buyer, obligates the fund as option writer to enter into a pre-defined credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).

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Notes to Financial Statements (unaudited) - continued
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At June 30, 2026, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $171,435.  The fair value of the fund's investment securities on loan and a related liability of $171,750 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$25,262,034
Long-term capital gains	11,955,061
Total distributions	$37,217,095
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$280,885,856
Gross appreciation	41,489,628
Gross depreciation	(8,868,192)
Net unrealized appreciation (depreciation)	$32,621,436
As of 12/31/25
Undistributed ordinary income	19,633,806
Undistributed long-term capital gain	11,218,218
Other temporary differences	11,135
Net unrealized appreciation (depreciation)	38,998,797

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$2,914,035
Service Class	—	34,303,060
Total	$—	$37,217,095
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $2.5 billion	0.675%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $22,164, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $169,216, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $7,458, which equated to 0.0046% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $123.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, were as follows:
	Purchases	Sales
U.S. Government securities	$15,290,376	$15,050,114
Non-U.S. Government securities	118,539,576	132,276,600
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	34,655	$514,445	111,468	$1,604,247
Service Class	379,477	5,505,362	415,913	5,960,013
	414,132	$6,019,807	527,381	$7,564,260
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	208,443	$2,914,035
Service Class	—	—	2,511,205	34,303,060
	—	$—	2,719,648	$37,217,095
Shares reacquired
Initial Class	(149,925)	$(2,228,187)	(351,172)	$(5,170,537)
Service Class	(1,870,470)	(27,188,039)	(4,339,997)	(62,173,161)
	(2,020,395)	$(29,416,226)	(4,691,169)	$(67,343,698)
Net change
Initial Class	(115,270)	$(1,713,742)	(31,261)	$(652,255)
Service Class	(1,490,993)	(21,682,677)	(1,412,879)	(21,910,088)
	(1,606,263)	$(23,396,419)	(1,444,140)	$(22,562,343)

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $742 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,458,239	$99,557,860	$103,084,977	$(781)	$(1,486)	$5,928,855

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$160,088	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Tactical Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Tactical Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Tactical Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Government Securities Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Government Securities Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 95.4%
Asset-Backed & Securitized – 7.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.098%, 11/15/2054 (i)	$3,493,826	$109,234
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.251% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	328,746	328,663
Affirm, Inc., 2026-X1, “A”, 4.27%, 4/15/2031 (n)	361,574	361,426
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.256% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,405,000	1,402,701
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	31,521	31,625
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	179,775	179,873
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.305% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	800,000	801,572
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.287%, 7/15/2054 (i)	3,242,691	142,328
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.658%, 2/15/2054 (i)	2,235,729	124,999
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.656%, 12/15/2055 (i)	3,389,216	105,287
BDS 2024-FL13 Ltd., “A”, FLR, 5.215% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	208,470	208,572
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.352%, 2/15/2054 (i)	7,364,884	302,762
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.195%, 3/15/2054 (i)	4,154,896	145,967
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.934%, 6/15/2054 (i)	6,078,070	176,229
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.347%, 7/15/2054 (i)	5,513,998	234,023
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.328%, 8/15/2054 (i)	6,405,190	284,092
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.098%, 9/15/2054 (i)	7,251,807	225,940
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	116,768	118,424
BX Trust, 2026-CLS, “A”, 5.025%, 5/15/2043 (n)	559,000	559,524
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.3% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	1,344,000	1,341,469
CarMax Select Receivables Trust, 2026-B, “A2”, 4.35%, 4/16/2029	192,000	191,931
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 4.693% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	118,374	118,438
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.938%, 12/15/2072 (i)(n)	3,901,510	96,727
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.385%, 2/15/2054 (i)	5,614,535	253,966
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.811%, 4/15/2054 (i)	3,107,976	82,370
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	187,919	187,390
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	213,086	214,499
Exeter Automobile Receivables Trust, 2026-2A, “A2”, 4.31%, 11/15/2028	847,000	847,144
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.04%, 11/15/2028 (n)	430,000	429,562
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	201,580	198,569
MF1 2021-FL7 Ltd., “A”, FLR, 4.831% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	198,227	198,220
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.966%, 12/15/2051 (i)	5,254,552	84,950
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)	2,498,561	108,288
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.256%, 6/15/2054 (i)	3,142,876	107,004
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.168%, 10/15/2054 (i)	12,565,319	442,303
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	225,373	222,258
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	173,086	172,594
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	300,569	300,530
Morgan Stanley Residential Mortgage Loan Trust, 2026-INV1, “A9”, FLR, 4.777% (SOFR - 1mo. + 1.15%), 2/25/2061 (n)	336,648	334,122
MTN Commercial Mortgage Trust, 2026-LPFX, 5.153%, 5/15/2043 (n)	100,000	99,812
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	639,192	629,660
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	1,285,747	1,269,245
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	50,958	50,998
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	234,103	234,165
Ocwen Loan Investment Trust, 2026-HB3, “A”, 3%, 6/25/2039 (n)	366,443	358,511
Palmer Square Loan Funding, 2024-3A Ltd., “A2R”, FLR, 4.799% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	250,000	249,731
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.073% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	1,125,000	1,125,188
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	177,000	177,719
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.977% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	291,936	292,162
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.827% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	236,290	235,793
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.777% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	1,280,470	1,283,268
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	280,748	280,387
GSSFS-SEM
1

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
RCKT Trust, 2025-1A, “A”, 4.9%, 7/25/2034 (n)	$58,465	$58,549
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	401,954	401,342
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	880,478	880,479
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	96,857	96,887
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.098%, 1/15/2052 (i)(n)	3,011,077	52,975
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.617%, 8/15/2054 (i)	1,175,645	68,768
		$19,621,214
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$534,004
Mortgage-Backed – 61.8%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$1,244,620	$1,157,602
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	135,636	140,444
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	445,663	409,152
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	119,875	7,687
Fannie Mae, 3%, 2/25/2033 (i)	156,839	9,742
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	1,662,069	1,700,444
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	1,286,283	1,292,528
Fannie Mae, 4.5%, 3/01/2034 - 11/25/2042	1,236,626	1,219,761
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	190,644	198,288
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	2,291,382	2,142,144
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	4,861,978	4,692,196
Fannie Mae, 4.092%, 3/25/2041	28,827	28,759
Fannie Mae, 4.242%, 7/25/2041	33,311	33,150
Fannie Mae, 2.75%, 9/25/2042	130,775	126,177
Fannie Mae, 0.000%, 10/25/2043	250,413	187,630
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	294,689	273,738
Fannie Mae, 4.042%, 12/25/2045	66,144	65,480
Fannie Mae, 2.257%, 9/25/2046 (i)	198,686	19,047
Fannie Mae, 4.5%, 3/15/2048 (i)	167,823	38,257
Fannie Mae, 2%, 9/25/2050 - 11/25/2051 (i)	618,074	73,029
Fannie Mae, 4%, 9/25/2050 (i)	364,974	69,666
Fannie Mae, 2.5%, 2/25/2051 (i)	234,211	32,084
Fannie Mae, 5.078%, 11/25/2053	453,273	463,314
Fannie Mae, 5.527%, 11/25/2053	442,988	455,296
Fannie Mae, 5.627%, 11/25/2053	955,216	983,933
Fannie Mae, 4.527%, 12/25/2053	185,141	186,355
Fannie Mae, 6.627%, 7/25/2054	334,839	347,224
Fannie Mae, 4.777%, 10/25/2054	363,215	363,409
Fannie Mae, 4.578%, 11/25/2054	709,442	712,735
Fannie Mae, 4.977%, 11/25/2054	1,164,015	1,174,509
Fannie Mae, 4.627%, 12/25/2054	1,010,739	1,019,180
Fannie Mae, 5.027%, 12/25/2054	414,502	418,842
Fannie Mae, 5.127%, 12/25/2054	1,145,618	1,160,712
Fannie Mae, 4.927%, 1/25/2055	958,788	966,201
Fannie Mae, 6.067%, 3/25/2055	484,701	486,161
Fannie Mae, UMBS, 5%, 6/01/2038 - 10/01/2053	1,274,640	1,263,206
Fannie Mae, UMBS, 1.5%, 2/01/2042	53,037	44,571
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	3,621,102	2,976,250
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 5/01/2053	14,453,047	12,286,720
Fannie Mae, UMBS, 3%, 5/01/2051 - 5/01/2052	2,606,378	2,297,405
Fannie Mae, UMBS, 4%, 8/01/2051	374,067	354,897
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 9/01/2052	456,500	440,400
Fannie Mae, UMBS, 6%, 6/01/2053 - 10/01/2054	3,242,219	3,322,808
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 7/01/2054	419,209	433,801
Fannie Mae, UMBS, 5.5%, 5/01/2054 - 9/01/2054	1,057,713	1,063,400
2

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.57%, 7/25/2026	$896,458	$894,101
Freddie Mac, 3.12%, 9/25/2026	1,464,221	1,458,122
Freddie Mac, 2.525%, 10/25/2026	239,758	238,515
Freddie Mac, 3.413%, 12/25/2026	2,257,779	2,245,505
Freddie Mac, 1.486%, 3/25/2027 (i)	1,030,000	7,985
Freddie Mac, 3.243%, 4/25/2027	1,379,961	1,367,549
Freddie Mac, 3.117%, 6/25/2027	2,831,918	2,802,074
Freddie Mac, 0.694%, 7/25/2027 (i)	27,552,638	116,815
Freddie Mac, 0.531%, 8/25/2027 (i)	22,340,328	92,643
Freddie Mac, 0.48%, 12/25/2027 (i)	177,313	871
Freddie Mac, 0.43%, 1/25/2028 (i)	37,893,823	154,251
Freddie Mac, 0.432%, 1/25/2028 (i)	15,885,998	65,336
Freddie Mac, 0.249%, 2/25/2028 (i)	44,049,945	94,593
Freddie Mac, 0.246%, 4/25/2028 (i)	29,556,283	69,389
Freddie Mac, 0.6%, 5/25/2029 (i)	5,872,116	66,654
Freddie Mac, 1.004%, 7/25/2029 (i)	4,437,394	103,208
Freddie Mac, 1.208%, 7/25/2029 (i)	4,239,823	121,439
Freddie Mac, 1.257%, 8/25/2029 (i)	7,412,497	230,496
Freddie Mac, 0.733%, 1/25/2030 (i)	2,602,184	48,409
Freddie Mac, 1.435%, 1/25/2030 (i)	3,567,227	144,289
Freddie Mac, 1.913%, 4/25/2030 (i)	1,602,831	98,501
Freddie Mac, 1.954%, 4/25/2030 (i)	4,034,514	251,855
Freddie Mac, 1.769%, 5/25/2030 (i)	2,174,913	129,788
Freddie Mac, 1.908%, 5/25/2030 (i)	4,905,689	308,502
Freddie Mac, 1.201%, 6/25/2030 (i)	2,696,662	100,300
Freddie Mac, 1.434%, 6/25/2030 (i)	1,983,331	93,991
Freddie Mac, 1.701%, 8/25/2030 (i)	1,814,781	105,423
Freddie Mac, 1.261%, 9/25/2030 (i)	1,149,690	50,586
Freddie Mac, 1.17%, 11/25/2030 (i)	2,249,951	95,383
Freddie Mac, 0.406%, 1/25/2031 (i)	8,589,984	94,787
Freddie Mac, 0.87%, 1/25/2031 (i)	3,359,280	110,349
Freddie Mac, 1.025%, 1/25/2031 (i)	2,545,825	95,709
Freddie Mac, 0.548%, 2/25/2031 (i)	2,806,836	51,532
Freddie Mac, 0.602%, 3/25/2031 (i)	6,831,720	132,910
Freddie Mac, 0.827%, 3/25/2031 (i)	2,967,667	94,120
Freddie Mac, 1.322%, 5/25/2031 (i)	1,210,235	62,635
Freddie Mac, 1.039%, 7/25/2031 (i)	1,944,368	83,515
Freddie Mac, 1.321%, 7/25/2031 (i)	3,452,631	189,281
Freddie Mac, 0.603%, 8/25/2031 (i)	2,443,966	53,708
Freddie Mac, 0.632%, 9/25/2031 (i)	8,016,720	199,777
Freddie Mac, 0.954%, 9/25/2031 (i)	7,432,958	289,469
Freddie Mac, 0.441%, 11/25/2031 (i)	11,978,818	201,799
Freddie Mac, 0.595%, 12/25/2031 (i)	11,887,771	274,936
Freddie Mac, 0.664%, 12/25/2031 (i)	1,981,491	51,495
Freddie Mac, 0.434%, 6/25/2032 (i)	15,889,873	285,098
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	86,912	90,134
Freddie Mac, 4.057%, 10/15/2032	18,908	18,900
Freddie Mac, 0.302%, 11/25/2032 (i)	10,140,098	117,280
Freddie Mac, 0.431%, 5/25/2033 (i)	2,500,000	48,155
Freddie Mac, 0.299%, 8/25/2033 (i)	10,770,884	121,596
Freddie Mac, 0.363%, 10/25/2033 (i)	10,455,272	158,107
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	707,706	711,780
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	700,331	722,629
Freddie Mac, 1.091%, 9/25/2034 (i)	1,372,219	89,094
Freddie Mac, 0.22%, 1/25/2035 (i)	16,586,619	142,253
Freddie Mac, 0.427%, 1/25/2035 (i)	6,578,625	141,238
Freddie Mac, 3.907%, 4/15/2035	10,264	10,212
3

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	$462,858	$475,557
Freddie Mac, 0.214%, 12/25/2035 (i)	15,126,223	131,687
Freddie Mac, 5.5%, 2/15/2036 (i)	47,510	7,081
Freddie Mac, 0.103%, 5/25/2036 (i)	13,796,872	185,847
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	499,204	480,654
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	5,413,885	5,065,913
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	3,689,794	3,354,536
Freddie Mac, 4.407%, 5/15/2039	22,452	22,544
Freddie Mac, 4.5%, 7/01/2040 - 5/01/2042	517,133	511,797
Freddie Mac, 4.5%, 12/15/2040 (i)	6,209	566
Freddie Mac, 1.75%, 8/15/2041	100,798	96,092
Freddie Mac, 4.107%, 8/15/2046	34,200	33,931
Freddie Mac, 2.307%, 8/25/2049 (i)	435,246	46,883
Freddie Mac, 2.5%, 11/25/2050 - 3/25/2051 (i)	1,144,658	184,722
Freddie Mac, 3%, 10/25/2052 (i)	227,697	36,484
Freddie Mac, 5.078%, 10/25/2053	49,428	50,523
Freddie Mac, 5.628%, 11/25/2053	1,267,828	1,295,168
Freddie Mac, 5.857%, 12/25/2053	339,386	340,492
Freddie Mac, 4.727%, 1/25/2054 - 9/25/2054	1,157,353	1,167,643
Freddie Mac, 4.927%, 1/25/2054 - 12/25/2054	2,072,667	2,093,067
Freddie Mac, 5.127%, 12/25/2054	1,408,502	1,427,374
Freddie Mac, 6.078%, 1/25/2055	278,667	281,271
Freddie Mac, 7.578%, 9/25/2055	121,661	126,811
Freddie Mac, 2.392%, 8/15/2057 (i)	402,825	48,668
Freddie Mac, 3.25%, 11/25/2061	600,756	555,413
Freddie Mac, UMBS, 6.5%, 8/01/2032 - 11/01/2054	312,989	325,289
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	7,104,835	5,756,099
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	234,740	215,976
Freddie Mac, UMBS, 3%, 3/01/2051 - 9/01/2053	2,906,996	2,542,816
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	1,867,967	1,583,565
Freddie Mac, UMBS, 1.5%, 10/01/2051	416,845	319,347
Freddie Mac, UMBS, 4%, 5/01/2052	553,693	522,204
Freddie Mac, UMBS, 5%, 3/01/2053 - 5/01/2056	2,256,653	2,220,035
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 5/01/2053	267,767	272,399
Freddie Mac, UMBS, 6%, 3/01/2054	146,291	149,672
Freddie Mac, UMBS, 4.5%, 7/01/2055	411,286	394,204
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	701,209	88,447
Ginnie Mae, 5.5%, 7/15/2033 - 2/20/2053	1,592,421	1,614,103
Ginnie Mae, 5.643%, 8/20/2034	98,249	99,352
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	398,771	385,078
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2052	2,698,723	2,639,759
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	170,185	22,821
Ginnie Mae, 1.646%, 5/20/2041 (i)	337,153	25,293
Ginnie Mae, 3.854%, 9/20/2041	797,098	776,034
Ginnie Mae, 2.402%, 11/16/2041 (i)	200,511	6,226
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	1,524,909	1,422,482
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	3,525,816	3,018,204
Ginnie Mae, 2.446%, 8/20/2044 (i)	558,440	57,493
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	5,406,387	4,808,705
Ginnie Mae, 1.896%, 10/20/2045 (i)	793,905	66,348
Ginnie Mae, 2.396%, 4/20/2047 (i)	59,851	6,390
Ginnie Mae, 2.5%, 1/20/2051 - 2/20/2051 (i)	908,228	131,914
Ginnie Mae, 2.546%, 6/20/2051 (i)	1,058,973	121,221
Ginnie Mae, 2%, 3/20/2052	147,452	120,945
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	1,027,783	1,019,043
Ginnie Mae, 4.658%, 7/20/2053 - 10/20/2054	2,347,179	2,361,222
Ginnie Mae, 4.508%, 8/20/2053	971,616	975,262
4

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.608%, 8/20/2053 - 12/20/2064	$4,029,575	$4,046,149
Ginnie Mae, 4.858%, 8/20/2053 - 4/20/2055	1,508,653	1,520,237
Ginnie Mae, 4.958%, 9/20/2053 - 5/20/2055	3,102,173	3,136,085
Ginnie Mae, 5.008%, 9/20/2053	1,234,812	1,254,559
Ginnie Mae, 4.908%, 10/20/2053	1,094,038	1,108,944
Ginnie Mae, 4.258%, 11/20/2053 - 8/20/2074	1,285,083	1,286,143
Ginnie Mae, 4.708%, 11/20/2053 - 11/20/2054	4,385,511	4,421,363
Ginnie Mae, 4.808%, 12/20/2053 - 4/20/2064	5,738,125	5,779,452
Ginnie Mae, 4.558%, 3/20/2054	1,093,742	1,099,198
Ginnie Mae, 4.758%, 6/20/2054 - 3/20/2064	1,874,013	1,888,444
Ginnie Mae, 5.108%, 5/20/2055	1,189,417	1,203,640
Ginnie Mae, 7.558%, 5/20/2055	244,494	250,275
Ginnie Mae, 6.161%, 6/20/2055	487,611	488,012
Ginnie Mae, 6.236%, 6/20/2055	231,241	221,332
Ginnie Mae, 1.741%, 7/20/2055 (i)	898,204	41,393
Ginnie Mae, 6%, 11/20/2055	314,706	322,455
Ginnie Mae, 4.339%, 2/20/2056	838,218	837,788
Ginnie Mae, 2.097%, 12/20/2062 (i)	436,308	19,468
Ginnie Mae, 4.44%, 7/20/2064	65,946	66,104
Ginnie Mae, 4.408%, 8/20/2065 - 2/20/2066	2,814,789	2,809,782
Ginnie Mae, 4.458%, 9/20/2065	1,137,798	1,140,976
Ginnie Mae, 2.267%, 3/20/2066 (i)	124,027	4,365
Ginnie Mae, 4.51%, 10/20/2066	82,345	82,655
Ginnie Mae, 4.53%, 10/20/2066	207,640	208,551
Ginnie Mae, 4.54%, 1/20/2067	206,999	208,083
Ginnie Mae, 4.391%, 2/20/2067	158,589	159,087
Ginnie Mae, 4.505%, 3/20/2067	331,673	332,890
Ginnie Mae, 4.058%, 5/20/2067	962,938	962,650
Ginnie Mae, 5.28%, 7/20/2067	409,637	413,068
Ginnie Mae, 4.108%, 8/20/2067	1,213,071	1,213,309
Ginnie Mae, 4.21%, 11/20/2067	140,911	140,651
Ginnie Mae, 4.298%, 4/20/2068	721,338	722,320
Ginnie Mae, 4.26%, 11/20/2068 - 3/20/2070	635,937	636,502
Ginnie Mae, 4.009%, 12/20/2071	258,706	258,343
Ginnie Mae, 3.608%, 11/20/2074	258,979	256,956
UMBS, TBA, 5%, 7/13/2056	3,325,000	3,266,818
UMBS, TBA, 1.5%, 7/25/2056	25,000	19,113
UMBS, TBA, 5.5%, 7/25/2056	1,400,000	1,404,473
		$158,657,710
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 2.21%, 2/01/2033	$160,022	$149,786
Small Business Administration, 2.22%, 3/01/2033	269,890	251,872
Small Business Administration, 3.15%, 7/01/2033	248,998	236,270
Small Business Administration, 3.16%, 8/01/2033	150,393	143,380
Small Business Administration, 3.62%, 9/01/2033	77,646	75,263
		$856,571
U.S. Treasury Obligations – 25.5%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$326,000	$334,061
U.S. Treasury Bonds, 4.5%, 8/15/2039	512,500	505,453
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	6,537,208
U.S. Treasury Bonds, 2.875%, 5/15/2043 (f)	10,437,500	8,010,781
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	14,059,000	9,859,972
U.S. Treasury Bonds, 5%, 5/15/2056	5,736,800	5,797,753
U.S. Treasury Notes, 3.375%, 11/30/2027	5,576,000	5,516,102
5

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.625%, 3/31/2028	$9,593,000	$9,505,314
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,461,859
U.S. Treasury Notes, 4.125%, 8/31/2030	5,164,000	5,149,678
U.S. Treasury Notes, 4.625%, 4/30/2031	2,444,000	2,487,725
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,534,919
U.S. Treasury Notes, 1.375%, 11/15/2031	2,119,500	1,830,387
U.S. Treasury Notes, 4.25%, 8/15/2035	980,000	967,520
U.S. Treasury Notes, TIPS, 1.25%, 4/15/2031	1,717	1,664
		$65,500,396
Total Bonds (Identified Cost, $258,273,383)		$245,169,895
Mutual Funds (h) – 6.0%
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $15,306,873)	15,306,885	$15,306,885
Other Assets, Less Liabilities – (1.4)%		(3,487,022)
Net Assets – 100.0%		$256,989,758

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,306,885 and
$245,169,895, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,182,287, representing 5.9% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 6/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	241	$26,483,641	September – 2026	$137,215
U.S. Treasury Note 5 yr	Long	USD	152	16,271,125	September – 2026	45,956
U.S. Treasury Ultra Bond 30 yr	Long	USD	68	7,898,625	September – 2026	85,179
U.S. Treasury Ultra Note 10 yr	Long	USD	130	14,620,937	September – 2026	103,771
						$372,121
6

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	252	$51,945,469	September – 2026	$(2,854)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/03/27	USD	13,453,000	centrally cleared	1-day SOFR / Annually	3.389% / Annually	$142,940	$—	$142,940
11/05/27	USD	13,351,000	centrally cleared	1-day SOFR / Annually	3.387% / Annually	142,236	—	142,236
11/26/27	USD	13,345,000	centrally cleared	1-day SOFR / Annually	3.2845% / Annually	169,405	—	169,405
5/01/28	USD	25,500,000	centrally cleared	1-day SOFR / Annually	3.7185% / Annually	158,964	—	158,964
1/09/29	USD	13,300,000	centrally cleared	1-day SOFR / Annually	3.35% / Annually	218,024	—	218,024
4/30/29	USD	12,790,000	centrally cleared	1-day SOFR / Annually	3.637% / Annually	109,235	—	109,235
1/14/31	USD	7,992,000	centrally cleared	1-day SOFR / Annually	3.5105% / Annually	138,484	—	138,484
						$1,079,288	$—	$1,079,288
Liability Derivatives
Interest Rate Swaps
6/12/33	USD	6,249,000	centrally cleared	1-day SOFR / Annually	4.036% / Annually	$(38,048)	$—	$(38,048)
5/21/46	USD	1,955,000	centrally cleared	CPI-U / At Maturity	2.5185% / At Maturity	(39,861)	—	(39,861)
5/20/56	USD	2,520,000	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	(57,611)	—	(57,611)
						$(135,520)	$—	$(135,520)
At June 30, 2026, the fund had liquid securities collateral with an aggregate value of $3,735,672 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
7

MFS Government Securities Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $258,273,383)	$245,169,895
Investments in affiliated issuers, at value (identified cost, $15,306,873)	15,306,885
Cash	67,625
Receivables for
Net daily variation margin on open cleared swap agreements	136,188
Investments sold	368,971
TBA sale commitments	5,846,565
Fund shares sold	189,467
Interest	1,286,779
Receivable from investment adviser	10,077
Other assets	689
Total assets	$268,383,141
Liabilities
Payables for
Net daily variation margin on open futures contracts	$228,599
Investments purchased	201,065
TBA purchase commitments	10,507,855
Fund shares reacquired	366,187
Payable to affiliates
Administrative services fee	249
Shareholder servicing costs	73
Distribution and/or service fees	1,329
Payable for independent Trustees' compensation	1,179
Accrued expenses and other liabilities	86,847
Total liabilities	$11,393,383
Net assets	$256,989,758
Net assets consist of
Paid-in capital	$313,672,011
Total distributable earnings (loss)	(56,682,253)
Net assets	$256,989,758
Shares of beneficial interest outstanding	23,745,633

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$160,384,626	14,784,920	$10.85
Service Class	96,605,132	8,960,713	10.78
See Notes to Financial Statements
8

MFS Government Securities Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Interest	$4,943,743
Dividends from affiliated issuers	365,778
Other	49
Total investment income	$5,309,570
Expenses
Management fee	$708,008
Distribution and/or service fees	119,890
Shareholder servicing costs	4,776
Administrative services fee	22,679
Independent Trustees' compensation	3,528
Custodian fee	22,178
Shareholder communications	7,319
Audit and tax fees	40,828
Legal fees	823
Miscellaneous	33,520
Total expenses	$963,549
Reduction of expenses by investment adviser	(111,003)
Net expenses	$852,546
Net investment income (loss)	$4,457,024
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(969,206)
Affiliated issuers	(2,304)
Futures contracts	(3,507,927)
Swap agreements	(109,432)
Net realized gain (loss)	$(4,588,869)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(840,935)
Affiliated issuers	(2,132)
Futures contracts	703,601
Swap agreements	920,706
Net unrealized gain (loss)	$781,240
Net realized and unrealized gain (loss)	$(3,807,629)
Change in net assets from operations	$649,395
See Notes to Financial Statements
9

MFS Government Securities Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$4,457,024	$9,546,032
Net realized gain (loss)	(4,588,869)	1,156,851
Net unrealized gain (loss)	781,240	7,337,070
Change in net assets from operations	$649,395	$18,039,953
Total distributions to shareholders	$—	$(11,347,028)
Change in net assets from fund share transactions	$(9,761,103)	$(23,213,168)
Total change in net assets	$(9,111,708)	$(16,520,243)
Net assets
At beginning of period	266,101,466	282,621,709
At end of period	$256,989,758	$266,101,466
See Notes to Financial Statements
10

MFS Government Securities Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.82	$10.57	$10.87	$10.60	$12.34	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.39	$0.40	$0.33	$0.13	$0.16
Net realized and unrealized gain (loss)	(0.16)	0.34	(0.31)	0.10	(1.63)	(0.40)
Total from investment operations	$0.03	$0.73	$0.09	$0.43	$(1.50)	$(0.24)
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$(0.39)	$(0.16)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$10.85	$10.82	$10.57	$10.87	$10.60	$12.34
Total return (%) (k)(r)(s)(x)	0.28 (n)	6.99	0.77	4.15	(12.26)	(1.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.66 (a)	0.65	0.64	0.61	0.62	0.61
Expenses after expense reductions	0.57 (a)	0.56	0.58	0.58	0.58	0.58
Net investment income (loss)	3.55 (a)	3.64	3.69	3.10	1.19	1.29
Portfolio turnover rate	72 (n)	101	128	142	200	314
Net assets at end of period (000 omitted)	$160,385	$165,970	$177,335	$196,873	$208,332	$276,951
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	37 (n)	49	58	63	N/A	N/A

See Notes to Financial Statements
11

MFS Government Securities Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.76	$10.52	$10.82	$10.55	$12.27	$12.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.36	$0.37	$0.30	$0.10	$0.13
Net realized and unrealized gain (loss)	(0.16)	0.33	(0.30)	0.10	(1.62)	(0.40)
Total from investment operations	$0.02	$0.69	$0.07	$0.40	$(1.52)	$(0.27)
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.37)	$(0.13)	$(0.20)	$(0.25)
Net asset value, end of period (x)	$10.78	$10.76	$10.52	$10.82	$10.55	$12.27
Total return (%) (k)(r)(s)(x)	0.19 (n)	6.63	0.53	3.86	(12.45)	(2.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91 (a)	0.90	0.89	0.86	0.87	0.86
Expenses after expense reductions	0.82 (a)	0.81	0.83	0.83	0.83	0.83
Net investment income (loss)	3.31 (a)	3.39	3.44	2.86	0.94	1.04
Portfolio turnover rate	72 (n)	101	128	142	200	314
Net assets at end of period (000 omitted)	$96,605	$100,132	$105,287	$110,177	$112,873	$152,301
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	37 (n)	49	58	63	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)
Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending December 31, 2023. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
13

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$66,356,967	$—	$66,356,967
U.S. Corporate Bonds	—	534,004	—	534,004
Residential Mortgage-Backed Securities	—	164,616,859	—	164,616,859
Commercial Mortgage-Backed Securities	—	7,162,179	—	7,162,179
Asset-Backed Securities (including CDOs)	—	6,499,886	—	6,499,886
Investment Companies	15,306,885	—	—	15,306,885
Total	$15,306,885	$245,169,895	$—	$260,476,780

Other Financial Instruments
Futures Contracts – Assets	$372,121	$—	$—	$372,121
Futures Contracts – Liabilities	(2,854)	—	—	(2,854)
Swap Agreements – Assets	—	1,079,288	—	1,079,288
Swap Agreements – Liabilities	—	(135,520)	—	(135,520)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The
14

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$372,121	$(2,854)
Interest Rate	Cleared Swap Agreements	1,079,288	(135,520)
Total		$1,451,409	$(138,374)
(a)  Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(3,507,927)	$(109,432)	$(1,638)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$703,601	$920,706	$9,465
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
15

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate or credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.  Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund
16

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Stripped Mortgage-Backed Securities — The fund may invest in stripped mortgage-backed securities which are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities result when a mortgaged-backed security is stripped into two distinct classes, one which receives the principal cash flows only (POs) and one which receives the interest cash flows only (IOs) on a pool of mortgage assets. A faster than anticipated rate of prepayments on the underlying pool of mortgage assets, which is more likely to occur in a declining interest rate environment, increases the risk of loss on the IO.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
17

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$11,347,028
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$275,040,407
Gross appreciation	736,614
Gross depreciation	(15,300,241)
Net unrealized appreciation (depreciation)	$(14,563,627)
As of 12/31/25
Undistributed ordinary income	10,246,902
Capital loss carryforwards	(53,273,556)
Net unrealized appreciation (depreciation)	(14,304,994)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
18

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
Short-Term	$(18,003,090)
Long-Term	(35,270,466)
Total	$(53,273,556)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$7,253,954
Service Class	—	4,093,074
Total	$—	$11,347,028
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $17,673, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.56% of average daily net assets for the Initial Class shares and 0.81% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $93,330, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $4,548, which equated to 0.0035% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $228.
19

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0176% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$192,567,406	$172,668,616
Non-U.S. Government securities	7,949,194	3,207,320
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	389,425	$4,217,792	1,201,209	$13,097,791
Service Class	415,410	4,472,242	815,942	8,777,410
	804,835	$8,690,034	2,017,151	$21,875,201
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	688,231	$7,253,954
Service Class	—	—	389,817	4,093,074
	—	$—	1,078,048	$11,347,028
Shares reacquired
Initial Class	(948,278)	$(10,277,855)	(3,321,426)	$(35,882,251)
Service Class	(757,757)	(8,173,282)	(1,911,950)	(20,553,146)
	(1,706,035)	$(18,451,137)	(5,233,376)	$(56,435,397)
Net change
Initial Class	(558,853)	$(6,060,063)	(1,431,986)	$(15,530,506)
Service Class	(342,347)	(3,701,040)	(706,191)	(7,682,662)
	(901,200)	$(9,761,103)	(2,138,177)	$(23,213,168)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 32% and 8%, respectively, of the value of outstanding voting shares of the fund.
20

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $592 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,691,714	$94,694,905	$118,075,298	$(2,304)	$(2,132)	$15,306,885

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$365,778	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Government Securities Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS High Yield Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Yield Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 96.5%
Aerospace & Defense – 3.6%
ATI, Inc., 5.875%, 6/15/2033		$946,000	$959,142
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		721,000	735,392
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		280,000	286,991
Bombardier, Inc., 7.25%, 7/01/2031 (n)		431,000	450,965
Bombardier, Inc., 7%, 6/01/2032 (n)		235,000	243,440
Bombardier, Inc., 6.75%, 6/15/2033 (n)		536,000	554,830
MOOG, Inc., 5.5%, 10/15/2034 (n)		682,000	671,615
TransDigm, Inc., 6.75%, 8/15/2028 (n)		354,000	357,526
TransDigm, Inc., 6.375%, 3/01/2029 (n)		352,000	357,379
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,244,000	1,278,459
TransDigm, Inc., 6.375%, 5/31/2033 (n)		1,274,000	1,286,113
TransDigm, Inc., 6.125%, 7/31/2034 (n)		598,000	597,231
			$7,779,083
Airlines – 0.2%
Allegiant Travel Co., 7.125%, 7/01/2031 (n)		$489,000	$494,973
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 1.619% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK), 4/26/2050 (a)(n)(p)		$1,643,280	$164
Auto & Auto Components – 3.4%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$1,214,000	$1,135,320
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		168,000	167,479
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		319,000	317,878
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		572,000	565,060
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		122,000	125,712
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	372,000	429,973
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$193,000	197,108
Cyprium Corp./Cyprium Holdings Co., 6.375%, 4/15/2034 (n)		681,000	679,639
Dealer Tire Financial LLC, 10.375%, 10/01/2031 (n)		713,000	710,455
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		631,000	630,226
Dexko Global, Inc., 7.5%, 4/15/2032 (n)		309,000	255,006
Dorman Products, Inc., 6.25%, 6/15/2034 (n)		636,000	643,308
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		650,000	668,281
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		705,000	757,874
			$7,283,319
Brokerage & Asset Managers – 2.0%
Aretec Group, Inc., 7.5%, 4/01/2029 (n)		$320,000	$318,338
Aretec Group, Inc., 10%, 8/15/2030 (n)		455,000	479,267
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		504,000	501,057
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		307,000	318,473
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,510,000	1,510,314
Jefferies Finance LLC, 5%, 8/15/2028 (n)		310,000	299,326
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		931,000	934,438
			$4,361,213
HYSFS-SEM
1

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 3.7%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)	$683,000	$713,638
Core & Main, Inc., 6%, 7/01/2034 (n)	418,000	419,966
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	297,000	181,700
Knife River Corp., 7.75%, 5/01/2031 (n)	493,000	511,554
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	383,000	276,791
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)	583,000	516,952
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	220,000	218,107
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	625,000	588,408
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	270,000	270,471
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	662,000	659,221
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	1,457,000	1,487,855
QXO Building Products, Inc., 6.5%, 7/15/2031 (n)	560,000	570,736
QXO Building Products, Inc., 6.875%, 7/15/2034 (n)	666,000	683,699
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)	742,000	752,307
		$7,851,405
Business Services – 5.4%
APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)	$495,000	$533,998
athenahealth, Inc., 6.5%, 2/15/2030 (n)	775,000	743,089
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)	850,000	860,893
CACI International, Inc., 6.375%, 6/15/2033 (n)	1,134,000	1,150,125
CoreWeave, Inc., 9.25%, 6/01/2030 (n)	341,000	343,215
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	605,000	603,665
CoreWeave, Inc., 9.625%, 7/15/2032 (n)	213,000	209,816
Flash Compute LLC, 7.25%, 12/31/2030 (n)	501,000	515,140
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)	640,000	463,709
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	835,000	825,337
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	620,000	626,494
Iron Mountain, Inc., 6.25%, 1/15/2035 (n)	137,000	137,534
Meridian Arc HoldCo LLC, 6.25%, 4/30/2031 (n)	926,000	928,074
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)	649,000	648,063
SE Cosmos LLC, 8.875%, 5/01/2031 (n)	710,000	729,931
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	631,000	632,206
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)	920,000	906,737
Yondr JK 1 LLC, 6.875%, 6/30/2031 (n)	561,000	562,409
		$11,420,435
Cable TV – 3.8%
Cable One, Inc., 4%, 11/15/2030 (n)	$522,000	$281,677
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	1,430,000	1,355,856
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	740,000	687,862
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	286,000	252,443
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	900,000	564,165
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	495,000	114,778
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	400,000	237,682
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	240,000	243,965
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)	213,000	221,031
DISH DBS Corp., 5.125%, 6/01/2029	711,000	639,832
DISH Network Corp., 11.75%, 11/15/2027 (n)	545,000	560,016
EchoStar Corp., 10.75%, 11/30/2029	664,723	718,313
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)	573,287	582,804
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	400,000	304,150
Virgin Media Secured Finance PLC, 4.5%, 8/15/2030 (n)	413,000	350,661
Ziggo Bond Co. B.V., 5.125%, 2/28/2030 (n)	1,116,000	980,103
		$8,095,338
2

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 2.0%
Chemours Co., 4.625%, 11/15/2029 (n)		$962,000	$918,209
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		312,000	227,233
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	677,000	789,497
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$570,000	573,036
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		432,000	439,532
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		860,000	852,531
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		433,000	421,637
			$4,221,675
Conglomerates – 1.4%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$617,000	$623,874
Columbia Pipelines Holdings Co. LLC, 7.125%, 2/01/2033 (n)		561,000	562,194
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		564,000	550,553
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		504,000	515,256
ESAB Corp., 5.625%, 4/01/2031 (n)		740,000	740,803
			$2,992,680
Construction – 1.3%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$631,000	$652,320
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		383,000	367,561
Mattamy Group Corp., 6%, 12/15/2033 (n)		465,000	446,356
New Home Co., 8.5%, 11/01/2030 (n)		660,000	673,820
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		589,000	580,877
			$2,720,934
Consumer Products – 2.1%
Acushnet Co., 5.625%, 12/01/2033 (n)		$794,000	$789,797
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		584,000	309,521
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		597,000	624,693
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		530,000	513,086
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		246,000	236,691
Prestige Brands, Inc., 6.25%, 7/15/2034 (n)		214,000	214,000
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		573,000	572,549
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		595,000	546,029
Thor Industries, Inc., 4%, 10/15/2029 (n)		700,000	664,520
			$4,470,886
Consumer Services – 2.9%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$293,000	$301,086
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		621,000	649,184
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		651,000	641,231
Gaia Purchaser, Inc., 7.625%, 7/15/2033 (n)		525,000	531,020
Garda World Security Corp., 6.5%, 1/15/2031 (n)		322,000	326,437
Garda World Security Corp., 8.375%, 11/15/2032 (n)		792,000	810,259
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		859,000	839,604
Service Corp. International, 5.75%, 10/15/2032		1,329,000	1,334,348
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		595,000	560,201
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		245,000	246,350
			$6,239,720
Containers – 1.2%
Ball Corp., 6%, 6/15/2029		$510,000	$518,210
Ball Corp., 2.875%, 8/15/2030		1,035,000	944,428
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		379,000	373,849
3

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Crown Americas LLC, 5.875%, 6/01/2033	$620,000	$624,358
		$2,460,845
Diversified Financial Services – 6.3%
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$635,000	$658,636
Azorra Finance Ltd., 6.25%, 2/15/2034 (n)	280,000	270,602
Cobra AcquisitionCo LLC, 6.375%, 11/01/2029 (n)	372,000	316,269
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	335,000	348,862
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	537,000	537,856
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	445,000	438,606
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	126,000	121,650
FirstCash, Inc., 6.125%, 5/01/2034 (n)	617,000	614,124
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/2028 (n)	555,000	553,666
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	591,000	610,728
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	189,000	183,417
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	244,000	252,272
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	493,000	501,059
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	623,000	610,994
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10%, 11/15/2029 (n)	264,000	260,361
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	520,000	546,744
OneMain Finance Corp., 6.625%, 5/15/2029	654,000	666,857
OneMain Finance Corp., 5.375%, 11/15/2029	395,000	387,976
OneMain Finance Corp., 7.5%, 5/15/2031	391,000	403,945
OneMain Finance Corp., 6.75%, 9/15/2033	437,000	432,602
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	1,229,000	1,198,254
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	410,000	417,040
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	1,059,000	1,076,965
Rocket Cos., Inc., 4%, 10/15/2033 (n)	211,000	189,911
Stonebriar ABF Issuer LLC, 7%, 8/15/2031 (n)	489,000	488,927
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	370,000	383,577
UVM Holdings LLC, 6.25%, 3/15/2031 (n)	314,000	279,844
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	671,000	681,690
		$13,433,434
Energy - Independent – 3.8%
California Resources Corp., 7%, 1/15/2034 (n)	$785,000	$776,308
Chord Energy Corp., 6%, 10/01/2030 (n)	192,000	192,811
Chord Energy Corp., 6.75%, 3/15/2033 (n)	660,000	669,772
CNX Resources Corp., 7.25%, 3/01/2032 (n)	779,000	802,562
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	797,000	812,870
Infinity Natural Resource Co., 7.625%, 4/01/2031 (n)	617,000	612,821
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	440,000	444,352
Kraken Oil & Gas Partners LLC, 7.125%, 5/15/2031 (n)	253,000	247,374
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	835,000	850,166
Matador Resources Co., 6.5%, 4/15/2032 (n)	452,000	454,468
Matador Resources Co., 6%, 4/15/2034 (n)	310,000	302,222
SM Energy Co., 8.625%, 11/01/2030 (n)	236,000	247,851
SM Energy Co., 8.75%, 7/01/2031 (n)	548,000	572,405
SM Energy Co., 6.625%, 4/15/2034 (n)	485,000	477,397
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	527,000	540,472
		$8,003,851
Entertainment & Leisure – 2.0%
Life Time, Inc., 6%, 11/15/2031 (n)	$506,000	$513,842
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	575,000	594,517
Oak-EagleAcquireCo., Inc., 7.25%, 7/01/2033 (n)	770,000	805,506
4

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment & Leisure – continued
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		$424,000	$429,566
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)		639,000	657,963
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)		541,000	541,844
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		777,000	776,939
			$4,320,177
Food & Beverages – 2.6%
Chobani LLC/Chobani Finance Corp., 6.375%, 4/15/2034 (n)		$741,000	$752,037
Performance Food Group Co., 6.125%, 9/15/2032 (n)		513,000	519,274
Performance Food Group Co., 5.625%, 3/01/2034 (n)		577,000	566,323
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		1,275,000	1,231,727
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		524,000	514,858
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		1,052,000	1,038,367
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		304,000	304,414
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		559,000	565,041
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		124,000	125,340
			$5,617,381
Hardware, Peripherals, & Assembly – 0.8%
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		$494,000	$498,214
Virtusa Corp., 7.125%, 12/15/2028 (n)		436,000	345,444
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		798,000	807,721
			$1,651,379
Industrial – 1.1%
AECOM, 6%, 8/01/2033 (n)		$752,000	$753,075
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,144,000	1,121,156
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		524,000	543,635
			$2,417,866
Insurance - Health – 0.9%
Centene Corp., 4.625%, 12/15/2029		$308,000	$298,774
Centene Corp., 3%, 10/15/2030		494,000	447,093
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		1,229,000	1,250,256
			$1,996,123
Insurance - Property & Casualty – 3.9%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$229,000	$217,192
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		636,000	571,647
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		350,000	342,073
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		582,000	591,462
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		240,000	239,342
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/01/2032 (n)		371,000	368,239
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		635,000	607,776
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	237,000	272,551
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$200,000	202,253
Asurion LLC, 8%, 12/31/2032 (n)		586,000	590,428
Asurion LLC, 8.375%, 2/01/2034 (n)		545,000	504,495
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		666,000	668,886
CRC Insurance Group LLC, 7.125%, 6/01/2031 (n)		862,000	859,251
Hub International Ltd., 5.625%, 12/01/2029 (n)		276,000	274,991
Hub International Ltd., 7.25%, 6/15/2030 (n)		709,000	727,602
Hub International Ltd., 7.375%, 1/31/2032 (n)		546,000	555,763
USI, Inc. of New York, 7.5%, 1/15/2032 (n)		619,000	624,834
			$8,218,785
5

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)		$779,000	$759,316
Machinery & Tools – 1.3%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$423,000	$454,699
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,258,000	1,304,263
Synergy Infrastructure Holdings LLC, 7%, 7/15/2034 (n)		350,000	355,019
Terex Corp., 6.25%, 10/15/2032 (n)		620,000	627,907
			$2,741,888
Media – 3.8%
Discovery Global Holdings, Inc., 4.279%, 3/15/2032		$124,000	$111,271
Discovery Global Holdings, Inc., 5.05%, 3/15/2042		693,000	507,671
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		586,000	554,665
Graham Holdings Co., 5.625%, 12/01/2033 (n)		704,000	698,073
Gray Media, Inc., 4.75%, 10/15/2030 (n)		248,000	178,146
Gray Media, Inc., 9.625%, 7/15/2032 (n)		486,000	469,063
Gray Media, Inc., 7.25%, 8/15/2033 (n)		385,000	379,091
Nexstar Media, Inc., 6.5%, 9/15/2033 (n)		877,000	876,757
Nexstar Media, Inc., 7.25%, 4/15/2034 (n)		454,000	452,856
Paramount Global, 4.95%, 1/15/2031		247,000	229,596
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		313,000	285,544
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		681,000	699,500
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		742,000	715,674
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		861,000	864,726
Univision Communications, Inc., 8.875%, 4/15/2033 (n)		365,000	359,315
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		438,000	453,139
ViacomCBS, Inc., 4.375%, 3/15/2043		370,000	238,850
			$8,073,937
Medical & Health Technology & Services – 3.4%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		$448,000	$461,182
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		394,000	353,787
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		816,000	770,002
Concentra, Inc., 6.875%, 7/15/2032 (n)		652,000	674,908
Encompass Health Corp., 4.75%, 2/01/2030		728,000	717,057
Encompass Health Corp., 4.625%, 4/01/2031		391,000	377,517
Encompass Health Corp., 5.875%, 6/01/2034 (n)		244,000	243,494
Fortrea Holdings, Inc., 7.5%, 7/01/2030 (n)		572,000	579,864
Gruppo San Donato S.p.A., 6.5%, 10/31/2031	EUR	348,000	392,957
IQVIA, Inc., 6.5%, 5/15/2030 (n)		$522,000	532,814
IQVIA, Inc., 6.25%, 6/01/2032 (n)		363,000	369,054
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)		508,000	530,702
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		758,000	767,355
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		484,000	456,332
			$7,227,025
Medical Equipment – 0.7%
Insulet Corp., 6.5%, 4/01/2033 (n)		$962,000	$975,533
Teleflex, Inc., 5.875%, 1/15/2032 (n)		557,000	561,209
			$1,536,742
Metals & Mining – 2.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$749,000	$322,070
Coeur Mining, Inc., 6.875%, 4/01/2032 (n)		530,000	543,250
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		729,000	727,559
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		465,000	486,159
6

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)		$1,234,000	$1,174,036
Hybar LLC, 7.375%, 7/01/2034 (n)		386,000	387,873
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		518,000	516,394
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		612,000	631,861
Mineral Resources Ltd., 6%, 5/01/2032 (n)		376,000	371,952
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)		357,212	194,003
SunCoke Energy, Inc., 4.875%, 6/30/2029 (n)		246,000	232,775
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		673,000	702,355
			$6,290,287
Midstream – 6.4%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)		$1,281,000	$1,264,981
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		469,000	487,457
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		366,000	372,864
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		658,000	679,457
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034		419,000	415,765
Global Partners LP/GLP Finance Corp., 7.125%, 7/01/2033 (n)		420,000	424,978
NuStar Logistics LP, 6.375%, 10/01/2030		732,000	756,418
Prairie Acquiror LP, 9%, 8/01/2029 (n)		604,000	627,382
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		318,000	326,876
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		680,000	696,486
Sunoco LP, 4.625%, 5/01/2030 (n)		601,000	580,492
Sunoco LP, 7.25%, 5/01/2032 (n)		901,000	934,618
Sunoco LP, 6.625%, 8/15/2032 (n)		318,000	323,427
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,039,000	1,036,799
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		305,000	312,858
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		440,000	448,307
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		388,000	417,624
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		593,000	617,270
Venture Global LNG, Inc., 6.375%, 12/15/2034 (n)		381,000	374,432
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		1,075,000	1,049,539
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		231,000	253,526
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		569,000	592,888
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		613,000	649,962
			$13,644,406
Network & Telecom – 0.7%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$325,000	$227,254
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		827,000	830,548
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	165,000	193,351
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$322,000	339,567
			$1,590,720
Oil Services – 1.1%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$647,000	$664,316
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		972,000	995,658
Valaris Ltd., 8.375%, 4/30/2030 (n)		588,000	610,625
			$2,270,599
Pharmaceuticals & Biotechnology – 1.2%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$1,048,000	$1,061,452
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		158,000	146,093
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		304,000	194,532
Genmab A.S., 6.25%, 12/15/2032 (n)		635,000	647,112
7

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals & Biotechnology – continued
Grifols S.A., 7.125%, 5/01/2030	EUR	427,000	$507,425
			$2,556,614
Pollution Control – 0.4%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$947,000	$953,224
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$285,000	$229,075
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		463,000	474,015
			$703,090
Real Estate - Other – 2.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$850,000	$831,106
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,050,000	1,070,763
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		128,000	130,978
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)		319,000	316,041
Rithm Capital Corp., 8.5%, 6/01/2031 (n)		544,000	545,278
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		808,000	802,930
Starwood Property Trust, Inc., 6.125%, 6/01/2031 (n)		219,000	220,158
XHR LP, REIT, 4.875%, 6/01/2029 (n)		775,000	760,905
			$4,678,159
Refining – 0.3%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$556,000	$566,580
PBF Holding Co. LLC, 7.25%, 6/01/2034 (n)		130,000	128,701
			$695,281
Restaurants – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$822,000	$834,334
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		469,000	471,448
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		627,000	591,919
			$1,897,701
Retail & E-commerce – 2.9%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$894,887	$1,016,185
Carvana Co., 9%, 6/01/2031 (n)		1,444,380	1,594,026
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		43,000	42,924
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		430,000	451,467
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		539,000	536,710
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)		715,000	708,204
Michaels Cos., Inc., 11%, 3/15/2034 (n)		252,000	246,738
Penske Automotive Group Co., 3.75%, 6/15/2029		515,000	492,976
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)		436,000	439,407
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)		745,000	745,162
			$6,273,799
Software – 2.0%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$541,000	$557,216
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		194,000	188,303
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		779,000	730,114
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		514,000	445,634
Fair Isaac Corp., 6%, 5/15/2033 (n)		1,111,000	1,094,033
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		788,000	803,620
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)		257,000	266,359
8

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Software – continued
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)	$230,000	$232,543
		$4,317,822
Supermarkets – 1.2%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)	$1,439,000	$1,426,323
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)	626,000	655,329
KeHE Distributors LLC/KeHE Finance Corp., 7.125%, 4/30/2033 (n)	445,000	453,298
		$2,534,950
Telecommunications - Wireless – 0.9%
Altice France S.A., 9.5%, 11/01/2029 (n)	$475,439	$482,626
Altice France S.A., 6.875%, 10/15/2030 (n)	661,494	641,667
Altice France S.A., 6.5%, 4/15/2032 (n)	105,793	102,241
Zegona Finance PLC, 8.625%, 7/15/2029 (n)	657,000	686,111
		$1,912,645
Telephone Services – 0.9%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)	$351,327	$360,953
Level 3 Financing, Inc., 7%, 3/31/2034 (n)	326,902	337,081
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)	660,000	654,791
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)	451,000	470,490
		$1,823,315
Tobacco – 0.3%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)	$610,000	$631,226
Transportation & Logistics – 0.8%
GB AIT Buyer, Inc., 8.75%, 4/30/2034 (n)	$433,000	$434,152
RXO, Inc., 6.375%, 5/15/2031 (n)	556,000	563,723
XPO, Inc., 7.125%, 2/01/2032 (n)	620,000	642,972
		$1,640,847
Travel, Gaming, & Lodging – 3.2%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$1,075,000	$1,073,983
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	1,337,000	1,332,587
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	638,000	583,944
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	323,000	325,955
Pioneer OpCo LLC, 7%, 5/15/2033 (n)	495,000	503,714
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)	556,000	562,948
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	909,000	895,385
Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033 (n)	342,000	337,540
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	860,000	854,458
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	273,000	271,333
		$6,741,847
Utilities – 3.9%
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	$837,000	$776,332
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)	438,000	429,465
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)	674,000	667,746
NRG Energy, Inc., 5.75%, 1/15/2034 (n)	1,020,000	1,012,035
NRG Energy, Inc., 6%, 1/15/2036 (n)	819,000	816,440
PG&E Corp., 5.25%, 7/01/2030	1,025,000	1,009,360
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	451,000	459,561
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)	808,000	803,089
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)	307,000	309,504
9

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities – continued
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	$759,000	$754,318
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	164,000	158,643
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	615,000	636,363
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	325,000	346,612
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	157,000	168,361
		$8,347,829
Total Bonds (Identified Cost, $208,493,575)		$205,894,935
Common Stocks – 0.1%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)	24,291	$2,707
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$172,167
Total Common Stocks (Identified Cost, $244,338)		$174,874
Mutual Funds (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $5,934,147)	5,934,187	$5,934,186
Other Assets, Less Liabilities – 0.6%		1,329,205
Net Assets – 100.0%		$213,333,200

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,934,186 and
$206,069,809, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$186,921,486, representing 87.6% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/09/21-7/26/21	$355,062	$194,003
% of Net assets			0.1%
10

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 6/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	3,681,361	EUR	3,116,405	State Street Corp.	7/17/2026	$118,395
Liability Derivatives
EUR	100,683	USD	116,635	Goldman Sachs International	7/17/2026	$(1,525)
EUR	176,312	USD	205,318	HSBC Bank	7/17/2026	(3,742)
EUR	178,733	USD	208,669	Merrill Lynch International	7/17/2026	(4,325)
EUR	263,735	USD	302,641	State Street Corp.	7/17/2026	(1,113)
GBP	3,122	USD	4,252	UBS AG	7/17/2026	(112)
						$(10,817)
See Notes to Financial Statements
11

MFS High Yield Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $208,737,913)	$206,069,809
Investments in affiliated issuers, at value (identified cost, $5,934,147)	5,934,186
Cash	382,869
Receivables for
Forward foreign currency exchange contracts	118,395
Investments sold	149,658
Fund shares sold	126,490
Interest	3,766,782
Receivable from investment adviser	8,890
Other assets	547
Total assets	$216,557,626
Liabilities
Payables for
Forward foreign currency exchange contracts	$10,817
Investments purchased	2,979,840
Fund shares reacquired	129,943
Payable to affiliates
Administrative services fee	216
Shareholder servicing costs	142
Distribution and/or service fees	297
Payable for independent Trustees' compensation	1,014
Accrued expenses and other liabilities	102,157
Total liabilities	$3,224,426
Net assets	$213,333,200
Net assets consist of
Paid-in capital	$265,134,547
Total distributable earnings (loss)	(51,801,347)
Net assets	$213,333,200
Shares of beneficial interest outstanding	41,470,032

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$191,611,370	37,185,961	$5.15
Service Class	21,721,830	4,284,071	5.07
See Notes to Financial Statements
12

MFS High Yield Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Interest	$8,074,333
Dividends from affiliated issuers	103,779
Other	2,112
Total investment income	$8,180,224
Expenses
Management fee	$753,618
Distribution and/or service fees	28,290
Shareholder servicing costs	8,529
Administrative services fee	19,841
Independent Trustees' compensation	3,106
Custodian fee	14,817
Shareholder communications	8,392
Audit and tax fees	51,274
Legal fees	681
Miscellaneous	19,274
Total expenses	$907,822
Reduction of expenses by investment adviser	(103,837)
Net expenses	$803,985
Net investment income (loss)	$7,376,239
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,225,088)
Affiliated issuers	112
Forward foreign currency exchange contracts	(35,001)
Foreign currency	8,032
Net realized gain (loss)	$(1,251,945)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,752,214)
Affiliated issuers	(1,005)
Forward foreign currency exchange contracts	143,309
Translation of assets and liabilities in foreign currencies	(2,426)
Net unrealized gain (loss)	$(3,612,336)
Net realized and unrealized gain (loss)	$(4,864,281)
Change in net assets from operations	$2,511,958
See Notes to Financial Statements
13

MFS High Yield Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$7,376,239	$13,886,052
Net realized gain (loss)	(1,251,945)	(891,013)
Net unrealized gain (loss)	(3,612,336)	5,505,097
Change in net assets from operations	$2,511,958	$18,500,136
Total distributions to shareholders	$—	$(14,873,560)
Change in net assets from fund share transactions	$(11,110,120)	$(11,407,180)
Total change in net assets	$(8,598,162)	$(7,780,604)
Net assets
At beginning of period	221,931,362	229,711,966
At end of period	$213,333,200	$221,931,362
See Notes to Financial Statements
14

MFS High Yield Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$5.09	$5.02	$5.00	$4.72	$5.59	$5.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.30	$0.27	$0.23	$0.23
Net realized and unrealized gain (loss)	(0.11)	0.10	0.04	0.30	(0.81)	(0.03)
Total from investment operations	$0.06	$0.42	$0.34	$0.57	$(0.58)	$0.20
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.32)	$(0.29)	$(0.29)	$(0.29)
Net asset value, end of period (x)	$5.15	$5.09	$5.02	$5.00	$4.72	$5.59
Total return (%) (k)(r)(s)(x)	1.18 (n)	8.65	6.92	12.41	(10.51)	3.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82 (a)	0.81	0.80	0.78	0.79	0.78
Expenses after expense reductions	0.72 (a)	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	6.88 (a)	6.25	5.99	5.62	4.68	4.13
Portfolio turnover rate	26 (n)	50	58	43	29	63
Net assets at end of period (000 omitted)	$191,611	$198,085	$204,391	$218,731	$224,472	$298,460

Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$5.02	$4.95	$4.94	$4.65	$5.51	$5.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.30	$0.29	$0.26	$0.22	$0.22
Net realized and unrealized gain (loss)	(0.12)	0.11	0.03	0.30	(0.81)	(0.05)
Total from investment operations	$0.05	$0.41	$0.32	$0.56	$(0.59)	$0.17
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.31)	$(0.27)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$5.07	$5.02	$4.95	$4.94	$4.65	$5.51
Total return (%) (k)(r)(s)(x)	1.00 (n)	8.47	6.53	12.48	(10.78)	3.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07 (a)	1.06	1.05	1.03	1.04	1.03
Expenses after expense reductions	0.97 (a)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	6.63 (a)	6.00	5.74	5.37	4.43	3.88
Portfolio turnover rate	26 (n)	50	58	43	29	63
Net assets at end of period (000 omitted)	$21,722	$23,847	$25,321	$27,131	$28,563	$38,430

See Notes to Financial Statements
15

MFS High Yield Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
16

MFS High Yield Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported
17

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$172,167	$172,167
United Kingdom	2,707	—	—	2,707
U.S. Corporate Bonds	—	182,994,817	—	182,994,817
Commercial Mortgage-Backed Securities	—	164	—	164
Foreign Bonds	—	22,899,954	—	22,899,954
Investment Companies	5,934,186	—	—	5,934,186
Total	$5,936,893	$205,894,935	$172,167	$212,003,995

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$118,395	$—	$118,395
Forward Foreign Currency Exchange Contracts – Liabilities	—	(10,817)	—	(10,817)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
18

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Equity Securities
Balance as of 12/31/25	$208,104
Change in unrealized appreciation or depreciation	(35,937)
Balance as of 6/30/26	$172,167
At June 30, 2026, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$118,395	$(10,817)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(35,001)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$143,309
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
19

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue
20

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$14,873,560
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$215,483,686
Gross appreciation	2,343,555
Gross depreciation	(5,823,246)
Net unrealized appreciation (depreciation)	$(3,479,691)
As of 12/31/25
Undistributed ordinary income	13,941,759
Capital loss carryforwards	(68,484,111)
Other temporary differences	2,067
Net unrealized appreciation (depreciation)	226,980
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,379,847)
Long-Term	(66,104,264)
Total	$(68,484,111)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$13,315,624
Service Class	—	1,557,936
Total	$—	$14,873,560
21

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $14,781, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $89,056, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $8,044, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $485.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0184% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $54,882,146 and $58,048,610, respectively.
22

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	993,548	$5,096,333	1,885,043	$9,642,272
Service Class	148,725	751,417	237,428	1,194,507
	1,142,273	$5,847,750	2,122,471	$10,836,779
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,690,025	$13,315,624
Service Class	—	—	319,249	1,557,936
	—	$—	3,009,274	$14,873,560
Shares reacquired
Initial Class	(2,705,229)	$(13,840,406)	(6,414,378)	$(32,514,998)
Service Class	(617,686)	(3,117,464)	(918,185)	(4,602,521)
	(3,322,915)	$(16,957,870)	(7,332,563)	$(37,117,519)
Net change
Initial Class	(1,711,681)	$(8,744,073)	(1,839,310)	$(9,557,102)
Service Class	(468,961)	(2,366,047)	(361,508)	(1,850,078)
	(2,180,642)	$(11,110,120)	(2,200,818)	$(11,407,180)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 19%, 9%, and 5%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $498 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,866,278	$29,864,504	$28,795,703	$112	$(1,005)	$5,934,186

23

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$103,779	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS International Growth Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Growth Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 2.6%
Rolls-Royce Holdings PLC	523,876	$10,038,457
Alcoholic Beverages – 3.4%
Diageo PLC	148,840	$3,005,854
Heineken N.V.	96,276	8,096,364
Pernod Ricard S.A.	25,980	1,895,668
		$12,997,886
Apparel, Footwear, & Accessories – 1.7%
LVMH Moet Hennessy Louis Vuitton SE	11,815	$6,535,262
Brokerage & Asset Managers – 0.9%
Banco BTG Pactual S.A.	209,127	$2,191,209
XP, Inc.	86,003	1,398,409
		$3,589,618
Business Services – 2.5%
Experian PLC	96,938	$3,269,876
Nomura Research Institute Ltd.	104,500	2,951,284
OBIC Co. Ltd.	99,500	2,332,939
Sodexo	16,353	946,392
		$9,500,491
Chemicals – 11.0%
Air Liquide S.A.	38,971	$7,715,857
Akzo Nobel N.V.	26,489	1,796,004
Linde PLC	18,257	9,474,288
Resonac Holdings Corp.	123,200	13,737,730
SUMCO Corp.	99,300	2,516,566
Symrise AG	50,739	5,091,310
UPL Ltd.	236,025	1,433,233
		$41,764,988
Construction – 1.6%
James Hardie Industries PLC, GDR (a)	111,122	$2,925,855
Kingspan Group PLC	13,586	1,241,093
Sika AG	8,873	1,831,154
		$5,998,102
Consumer Products – 1.5%
AmorePacific Corp.	13,014	$890,835
Haleon PLC	731,980	3,375,940
L’Oréal S.A.	3,457	1,515,405
		$5,782,180
Consumer Services – 0.9%
Compass Group PLC	100,743	$3,253,999
FCIFS-SEM
1

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 4.0%
B3 S.A. - Brasil Bolsa Balcao	1,190,500	$3,350,825
Deutsche Boerse AG	23,860	6,510,269
Element Fleet Management Corp.	165,999	3,425,906
London Stock Exchange Group PLC	18,406	1,992,723
		$15,279,723
Electrical Equipment – 4.2%
Schneider Electric SE	49,031	$15,988,911
Energy - Independent – 0.6%
Reliance Industries Ltd.	170,489	$2,346,551
Entertainment & Leisure – 2.9%
Tencent Holdings Ltd.	200,000	$11,021,843
Food & Beverages – 3.1%
Nestle S.A.	113,387	$11,658,653
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	74,700	$1,447,185
Hardware, Peripherals, & Assembly – 4.0%
Amadeus IT Group S.A.	97,178	$5,671,697
Cap Gemini S.A.	34,722	3,489,668
Hitachi Ltd.	213,200	5,924,732
		$15,086,097
Insurance – 2.4%
AIA Group Ltd.	988,600	$9,067,388
Interactive Media Services – 0.4%
LY Corp.	566,900	$1,516,437
Internet – 0.3%
Mercadolibre, Inc. (a)	761	$1,291,714
Machinery & Tools – 8.6%
Assa Abloy AB	195,465	$6,902,310
Atlas Copco AB	170,179	3,442,596
Delta Electronics, Inc.	152,000	9,408,003
GEA Group AG	75,678	5,192,504
RB Global, Inc.	68,688	7,996,528
		$32,941,941
Media – 1.1%
NAVER Corp.	8,041	$1,036,744
RELX PLC	96,434	3,026,466
		$4,063,210
Medical Equipment – 1.3%
Sonova Holding AG	8,009	$1,904,120
Terumo Corp.	225,400	3,096,919
		$5,001,039
2

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 5.3%
Agnico Eagle Mines Ltd.	50,060	$7,778,052
Franco-Nevada Corp.	36,899	7,699,292
Glencore PLC	413,961	2,821,268
Northern Star Resources Ltd. Co.	130,495	1,712,099
		$20,010,711
Non-Global Systemically Important Banks – 5.4%
Credicorp Ltd.	11,549	$4,499,260
DBS Group Holdings Ltd.	132,290	6,687,355
Grupo Financiero Banorte S.A. de C.V.	314,074	3,314,861
HDFC Bank Ltd.	563,497	4,766,544
ICICI Bank Ltd.	96,441	1,404,553
		$20,672,573
Oil Services – 1.0%
Tenaris S.A.	132,280	$3,659,175
Pharmaceuticals & Biotechnology – 7.4%
AstraZeneca PLC	57,885	$10,826,199
Daiichi Sankyo Co. Ltd.	181,800	2,916,605
Merck KGaA	15,785	2,648,578
Novartis AG	67,122	10,515,226
Roche Holding AG	3,551	1,462,590
		$28,369,198
Retail & E-commerce – 2.0%
Alibaba Group Holding Ltd.	165,500	$1,977,215
Nitori Co. Ltd.	125,900	1,869,587
Pan Pacific International Holdings Corp.	361,600	1,845,596
Zalando SE (a)	73,314	2,125,209
		$7,817,607
Semiconductor & Electronic Components – 11.2%
ASML Holding N.V.	4,306	$8,469,348
Globalwafers Co. Ltd.	165,000	5,336,982
Taiwan Semiconductor Manufacturing Co. Ltd.	374,000	28,718,953
		$42,525,283
Software – 4.9%
Dassault Systemes SE	196,551	$4,000,878
Kingsoft Corp.	244,800	695,898
Oracle Corp.	23,400	1,194,502
SAP SE	67,274	10,300,213
Totvs S.A.	277,500	1,542,772
Wisetech Global Ltd.	42,129	975,521
		$18,709,784
Travel, Gaming, & Lodging – 1.8%
Aristocrat Leisure Ltd.	70,160	$2,989,020
Flutter Entertainment PLC (a)	26,257	2,682,678
Lottery Corp. Ltd.	177,223	706,754
Sands China Ltd.	324,800	542,799
		$6,921,251
3

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – 0.2%
China Resources Gas Group Ltd.	365,200	$682,639
Total Common Stocks (Identified Cost, $263,624,665)		$375,539,896
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $3,860,938)	3,860,938	$3,860,938
Other Assets, Less Liabilities – 0.4%		1,550,956
Net Assets – 100.0%		$380,951,790

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,860,938 and
$375,539,896, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See Notes to Financial Statements
4

MFS International Growth Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $263,624,665)	$375,539,896
Investments in affiliated issuers, at value (identified cost, $3,860,938)	3,860,938
Foreign currency, at value (identified cost, $11,396)	11,397
Receivables for
Investments sold	48,354
Fund shares sold	838,949
Dividends	1,469,678
Receivable from investment adviser	16,330
Other assets	710
Total assets	$381,786,252
Liabilities
Payables for
Investments purchased	$33,109
Fund shares reacquired	279,977
Payable to affiliates
Administrative services fee	337
Shareholder servicing costs	194
Distribution and/or service fees	3,053
Payable for independent Trustees' compensation	1,212
Deferred foreign capital gains tax expense payable	409,932
Accrued expenses and other liabilities	106,648
Total liabilities	$834,462
Net assets	$380,951,790
Net assets consist of
Paid-in capital	$245,678,802
Total distributable earnings (loss)	135,272,988
Net assets	$380,951,790
Shares of beneficial interest outstanding	21,062,445

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$155,710,719	8,506,140	$18.31
Service Class	225,241,071	12,556,305	17.94
See Notes to Financial Statements
5

MFS International Growth Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,742,240
Dividends from affiliated issuers	122,742
Income on securities loaned	399
Other	251
Interest	157
Foreign taxes withheld	(545,521)
Total investment income	$5,320,268
Expenses
Management fee	$1,647,844
Distribution and/or service fees	269,523
Shareholder servicing costs	11,837
Administrative services fee	29,998
Independent Trustees' compensation	4,391
Custodian fee	43,036
Shareholder communications	5,024
Audit and tax fees	46,466
Legal fees	955
Miscellaneous	18,040
Total expenses	$2,077,114
Reduction of expenses by investment adviser	(195,387)
Net expenses	$1,881,727
Net investment income (loss)	$3,438,541
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $95,760 foreign capital gains tax)	$3,649,908
Affiliated issuers	(900)
Foreign currency	(37,946)
Net realized gain (loss)	$3,611,062
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $323,644 decrease in deferred foreign capital gains tax)	$298,625
Affiliated issuers	(820)
Translation of assets and liabilities in foreign currencies	(26,436)
Net unrealized gain (loss)	$271,369
Net realized and unrealized gain (loss)	$3,882,431
Change in net assets from operations	$7,320,972
See Notes to Financial Statements
6

MFS International Growth Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$3,438,541	$2,571,565
Net realized gain (loss)	3,611,062	16,949,116
Net unrealized gain (loss)	271,369	39,643,845
Change in net assets from operations	$7,320,972	$59,164,526
Total distributions to shareholders	$—	$(20,469,588)
Change in net assets from fund share transactions	$12,295,824	$45,146,400
Total change in net assets	$19,616,796	$83,841,338
Net assets
At beginning of period	361,334,994	277,493,656
At end of period	$380,951,790	$361,334,994
See Notes to Financial Statements
7

MFS International Growth Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.94	$15.79	$14.67	$13.35	$16.78	$16.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.17	$0.15	$0.17	$0.13	$0.09
Net realized and unrealized gain (loss)	0.19	3.11	1.18	1.76	(2.65)	1.39
Total from investment operations	$0.37	$3.28	$1.33	$1.93	$(2.52)	$1.48
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.16)	$(0.16)	$(0.09)	$(0.09)
From net realized gain	—	(0.97)	(0.05)	(0.45)	(0.82)	(0.70)
Total distributions declared to shareholders	$—	$(1.13)	$(0.21)	$(0.61)	$(0.91)	$(0.79)
Net asset value, end of period (x)	$18.31	$17.94	$15.79	$14.67	$13.35	$16.78
Total return (%) (k)(r)(s)(x)	2.06 (n)	21.12	9.00	14.72	(14.95)	9.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	1.00	0.99	1.01	1.01	1.01
Expenses after expense reductions	0.88 (a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	2.02 (a)	0.95	0.93	1.16	0.93	0.52
Portfolio turnover rate	12 (n)	19	19	17	11	14
Net assets at end of period (000 omitted)	$155,711	$147,215	$129,657	$118,996	$103,798	$124,671

See Notes to Financial Statements
8

MFS International Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.60	$15.52	$14.43	$13.15	$16.55	$15.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.12	$0.10	$0.12	$0.09	$0.04
Net realized and unrealized gain (loss)	0.18	3.06	1.17	1.74	(2.61)	1.38
Total from investment operations	$0.34	$3.18	$1.27	$1.86	$(2.52)	$1.42
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.13)	$(0.13)	$(0.06)	$(0.07)
From net realized gain	—	(0.97)	(0.05)	(0.45)	(0.82)	(0.70)
Total distributions declared to shareholders	$—	$(1.10)	$(0.18)	$(0.58)	$(0.88)	$(0.77)
Net asset value, end of period (x)	$17.94	$17.60	$15.52	$14.43	$13.15	$16.55
Total return (%) (k)(r)(s)(x)	1.93 (n)	20.81	8.76	14.39	(15.18)	8.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24 (a)	1.25	1.24	1.26	1.26	1.27
Expenses after expense reductions	1.13 (a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss)	1.78 (a)	0.69	0.67	0.87	0.65	0.22
Portfolio turnover rate	12 (n)	19	19	17	11	14
Net assets at end of period (000 omitted)	$225,241	$214,120	$147,836	$120,740	$83,325	$87,545

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS International Growth Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
10

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Taiwan	$—	$43,463,938	$—	$43,463,938
France	42,088,041	—	—	42,088,041
United Kingdom	41,610,782	—	—	41,610,782
Japan	13,476,082	27,874,000	—	41,350,082
Germany	31,868,083	—	—	31,868,083
Switzerland	27,371,743	—	—	27,371,743
Canada	26,899,778	—	—	26,899,778
Netherlands	18,361,716	—	—	18,361,716
China	682,639	13,694,956	—	14,377,595
Other Countries	59,769,095	28,379,043	—	88,148,138
Investment Companies	3,860,938	—	—	3,860,938
Total	$265,988,897	$113,411,937	$—	$379,400,834
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S.
11

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$4,858,026
Long-term capital gains	15,611,562
Total distributions	$20,469,588
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$271,099,769
Gross appreciation	127,213,463
Gross depreciation	(18,912,398)
Net unrealized appreciation (depreciation)	$108,301,065
As of 12/31/25
Undistributed ordinary income	5,356,352
Undistributed long-term capital gain	14,960,108
Other temporary differences	(691,348)
Net unrealized appreciation (depreciation)	108,326,904
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$8,728,321
Service Class	—	11,741,267
Total	$—	$20,469,588
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $25,142, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $170,245, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
13

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $11,232, which equated to 0.0061% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $605.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $58,807,821 and $42,634,459, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	919,791	$16,709,312	1,667,930	$28,954,726
Service Class	1,995,216	35,623,715	3,884,444	66,111,166
	2,915,007	$52,333,027	5,552,374	$95,065,892
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	506,871	$8,728,321
Service Class	—	—	694,339	11,741,267
	—	$—	1,201,210	$20,469,588
Shares reacquired
Initial Class	(621,368)	$(11,360,312)	(2,179,328)	$(37,504,206)
Service Class	(1,605,988)	(28,676,891)	(1,937,625)	(32,884,874)
	(2,227,356)	$(40,037,203)	(4,116,953)	$(70,389,080)
Net change
Initial Class	298,423	$5,349,000	(4,527)	$178,841
Service Class	389,228	6,946,824	2,641,158	44,967,559
	687,651	$12,295,824	2,636,631	$45,146,400
14

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 7%, 5%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $816 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,201,191	$38,681,791	$40,020,324	$(900)	$(820)	$3,860,938

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$122,742	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Growth Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS International Intrinsic Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Intrinsic Equity Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Alcoholic Beverages – 1.5%
Diageo PLC	642,437	$12,974,144
Pernod Ricard S.A.	137,028	9,998,444
		$22,972,588
Apparel, Footwear, & Accessories – 0.9%
Compagnie Financiere Richemont S.A.	58,428	$13,489,781
Auto & Auto Components – 0.7%
Shimano, Inc. (l)	94,000	$10,027,553
Brokerage & Asset Managers – 0.8%
Julius Baer Group Ltd.	135,351	$11,692,450
Business Services – 1.2%
Experian PLC	555,742	$18,746,079
Chemicals – 2.7%
Croda International PLC	83,664	$3,355,918
Nitto Denko Corp.	454,100	8,945,288
Symrise AG	287,741	28,872,830
		$41,174,036
Construction – 3.3%
Compagnie de Saint-Gobain S.A.	212,525	$19,222,505
CRH PLC	184,919	19,786,333
Sika AG	58,400	12,052,228
		$51,061,066
Consumer Products – 4.2%
Beiersdorf AG	93,300	$8,031,588
Haleon PLC	6,206,668	28,625,565
Lion Corp.	117,600	1,240,046
Reckitt Benckiser Group PLC	136,585	8,897,414
ROHTO Pharmaceutical Co. Ltd.	639,200	9,383,871
Uni-Charm Corp. (l)	1,548,000	9,006,373
		$65,184,857
Diversified Financial Services – 5.3%
Deutsche Boerse AG	128,679	$35,110,433
Euronext N.V.	154,545	24,721,634
London Stock Exchange Group PLC	203,727	22,056,472
		$81,888,539
Electrical Equipment – 7.6%
Legrand S.A.	267,767	$45,188,895
Mitsubishi Electric Corp.	671,800	24,635,687
Schneider Electric SE	141,589	46,171,891
		$115,996,473
FCGFS-SEM
1

MFS International Intrinsic Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 3.9%
Aker BP ASA	565,850	$17,332,497
Petroleo Brasileiro S.A., ADR	331,909	4,859,148
TotalEnergies SE	483,413	37,576,210
		$59,767,855
Engineering - Construction – 0.4%
Taisei Corp.	73,400	$6,505,211
Food & Beverages – 3.0%
Chocoladefabriken Lindt & Sprungli AG	336	$3,908,911
Ezaki Glico Co. Ltd.	139,400	4,582,509
Kerry Group PLC	120,153	11,030,995
Nissan Foods Holdings Co. Ltd.	315,700	5,417,159
Novozymes A.S.	43,414	2,740,232
Toyo Suisan Kaisha Ltd.	280,000	17,883,699
		$45,563,505
Forest & Paper Products – 0.6%
Svenska Cellulosa Aktiebolaget	886,719	$9,062,570
Global Systemically Important Banks – 2.2%
UBS Group AG	677,954	$33,612,422
Hardware, Peripherals, & Assembly – 1.0%
Amadeus IT Group S.A.	260,328	$15,193,784
Samsung Electronics Co. Ltd.	2,552	557,911
		$15,751,695
Insurance – 2.6%
Hiscox Ltd.	475,498	$11,649,478
Samsung Fire & Marine Insurance Co. Ltd.	27,946	11,191,151
Willis Towers Watson PLC	66,614	17,410,901
		$40,251,530
Machinery & Tools – 4.9%
Assa Abloy AB	625,970	$22,104,413
IMI PLC	578,217	22,733,166
Keyence Corp.	32,500	16,374,372
Schindler Holding AG	22,327	7,405,490
Spirax Group PLC	70,784	6,417,479
		$75,034,920
Media – 1.3%
RELX PLC	465,918	$14,622,280
Wolters Kluwer N.V.	78,094	5,036,152
		$19,658,432
Medical & Health Technology & Services – 0.5%
M3, Inc.	731,600	$8,166,635
Medical Equipment – 7.0%
Agilent Technologies, Inc.	140,020	$18,598,857
Alcon, Inc.	156,218	10,556,315
Coloplast, “B”	226,844	12,910,202
EssilorLuxottica	50,324	9,432,907
2

MFS International Intrinsic Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Olympus Corp.	477,900	$5,023,401
Shimadzu Corp.	435,300	11,109,169
Smith & Nephew PLC	926,091	13,395,848
Terumo Corp.	850,100	11,680,085
Waters Corp. (a)	39,652	14,871,086
		$107,577,870
Metals & Mining – 13.5%
Agnico Eagle Mines Ltd.	156,890	$24,376,718
Anglo American Capital PLC	173,805	8,523,198
ArcelorMittal S.A.	343,440	20,680,245
Aurubis AG	50,692	10,495,226
Boliden AB	169,593	9,563,748
Franco-Nevada Corp.	239,409	49,954,737
Glencore PLC	3,860,396	26,309,756
Iluka Resources Ltd.	909,694	4,487,518
Northern Star Resources Ltd. Co.	947,302	12,428,635
Teck Resources	201,138	11,979,642
Wheaton Precious Metals Corp.	254,476	28,626,195
		$207,425,618
Non-Global Systemically Important Banks – 12.0%
AIB Group PLC	2,292,341	$26,912,574
Bank of Ireland Group PLC	822,713	16,380,054
BPER Banca S.p.A.	376,363	5,905,204
CaixaBank S.A.	2,056,206	29,097,576
Chiba Bank Ltd.	967,300	14,676,522
Lloyds Banking Group PLC	10,317,301	15,204,461
National Bank of Greece S.A.	433,862	7,478,097
NatWest Group PLC	3,937,621	34,837,791
Resona Holdings, Inc.	2,619,800	34,169,791
		$184,662,070
Oil Services – 0.7%
Tenaris S.A.	385,076	$10,652,105
Pharmaceuticals & Biotechnology – 3.5%
Roche Holding AG	65,200	$26,854,653
Sandoz Group AG	292,849	26,501,385
		$53,356,038
Retail & E-commerce – 0.4%
Nitori Co. Ltd.	419,400	$6,227,998
Semiconductor & Electronic Components – 6.6%
ASML Holding N.V.	9,568	$18,819,026
Hirose Electric Co. Ltd.	11,700	2,098,165
Infineon Technologies AG	142,308	13,279,632
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140,791	67,237,558
		$101,434,381
3

MFS International Intrinsic Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 2.9%
Check Point Software Technologies Ltd. (a)	80,467	$10,575,778
Dassault Systemes SE	649,742	13,225,769
SAP SE	133,362	20,418,841
		$44,220,388
Travel, Gaming, & Lodging – 1.2%
Ryanair Holdings PLC, ADR	284,857	$18,444,491
Total Common Stocks (Identified Cost, $965,895,023)		$1,479,609,156
Mutual Funds (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $49,849,393)	49,846,516	$49,846,515
Collateral for Securities Loaned – 1.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $18,013,800)	18,013,800	$18,013,800
Other Assets, Less Liabilities – (0.8)%		(12,052,762)
Net Assets – 100.0%		$1,535,416,709

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $49,846,515 and
$1,497,622,956, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS International Intrinsic Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $17,149,648 of securities on loan (identified cost, $983,908,823)	$1,497,622,956
Investments in affiliated issuers, at value (identified cost, $49,849,393)	49,846,515
Cash	127,652
Foreign currency, at value (identified cost, $16,939)	16,969
Receivables for
Investments sold	392,287
Fund shares sold	1,214,955
Interest and dividends	5,667,481
Other assets	2,477
Total assets	$1,554,891,292
Liabilities
Payables for
Fund shares reacquired	$1,230,340
Collateral for securities loaned, at value	18,013,800
Payable to affiliates
Investment adviser	59,520
Administrative services fee	1,185
Shareholder servicing costs	446
Distribution and/or service fees	16,274
Payable for independent Trustees' compensation	4,849
Accrued expenses and other liabilities	148,169
Total liabilities	$19,474,583
Net assets	$1,535,416,709
Net assets consist of
Paid-in capital	$760,072,393
Total distributable earnings (loss)	775,344,316
Net assets	$1,535,416,709
Shares of beneficial interest outstanding	40,282,895

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$339,868,708	8,752,709	$38.83
Service Class	1,195,548,001	31,530,186	37.92
See Notes to Financial Statements
5

MFS International Intrinsic Equity Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$22,780,668
Dividends from affiliated issuers	690,298
Income on securities loaned	30,434
Interest	2,288
Other	2,208
Foreign taxes withheld	(2,123,720)
Total investment income	$21,382,176
Expenses
Management fee	$6,640,800
Distribution and/or service fees	1,496,004
Shareholder servicing costs	29,091
Administrative services fee	108,769
Independent Trustees' compensation	15,358
Custodian fee	99,451
Shareholder communications	5,844
Audit and tax fees	38,705
Legal fees	3,761
Miscellaneous	29,378
Total expenses	$8,467,161
Reduction of expenses by investment adviser	(128,305)
Net expenses	$8,338,856
Net investment income (loss)	$13,043,320
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$105,036,426
Affiliated issuers	(3,233)
Foreign currency	(119,628)
Net realized gain (loss)	$104,913,565
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(42,869,087)
Affiliated issuers	(5,944)
Translation of assets and liabilities in foreign currencies	(109,465)
Net unrealized gain (loss)	$(42,984,496)
Net realized and unrealized gain (loss)	$61,929,069
Change in net assets from operations	$74,972,389
See Notes to Financial Statements
6

MFS International Intrinsic Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$13,043,320	$20,245,871
Net realized gain (loss)	104,913,565	131,169,461
Net unrealized gain (loss)	(42,984,496)	262,179,459
Change in net assets from operations	$74,972,389	$413,594,791
Total distributions to shareholders	$—	$(102,401,056)
Change in net assets from fund share transactions	$(79,271,939)	$(119,734,559)
Total change in net assets	$(4,299,550)	$191,459,176
Net assets
At beginning of period	1,539,716,259	1,348,257,083
At end of period	$1,535,416,709	$1,539,716,259
See Notes to Financial Statements
7

MFS International Intrinsic Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$36.97	$29.79	$29.40	$27.24	$37.62	$35.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.54	$0.51	$0.42	$0.21	$0.16
Net realized and unrealized gain (loss)	1.50	9.18	1.71	4.20	(9.07)	3.51
Total from investment operations	$1.86	$9.72	$2.22	$4.62	$(8.86)	$3.67
Less distributions declared to shareholders
From net investment income	$—	$(0.55)	$(0.43)	$(0.22)	$(0.23)	$(0.12)
From net realized gain	—	(1.99)	(1.40)	(2.24)	(1.29)	(0.98)
Total distributions declared to shareholders	$—	$(2.54)	$(1.83)	$(2.46)	$(1.52)	$(1.10)
Net asset value, end of period (x)	$38.83	$36.97	$29.79	$29.40	$27.24	$37.62
Total return (%) (k)(r)(s)(x)	5.03 (n)	33.26	7.25	17.66	(23.56)	10.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91 (a)	0.90	0.92	0.91	0.92	0.90
Expenses after expense reductions	0.89 (a)	0.89	0.89	0.90	0.90	0.89
Net investment income (loss)	1.90 (a)	1.58	1.63	1.45	0.71	0.45
Portfolio turnover rate	9 (n)	18	15	20	30	13
Net assets at end of period (000 omitted)	$339,869	$337,115	$290,217	$277,965	$253,911	$344,052

See Notes to Financial Statements
8

MFS International Intrinsic Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$36.15	$29.17	$28.83	$26.75	$36.96	$34.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.45	$0.43	$0.34	$0.13	$0.07
Net realized and unrealized gain (loss)	1.46	8.99	1.67	4.12	(8.90)	3.45
Total from investment operations	$1.77	$9.44	$2.10	$4.46	$(8.77)	$3.52
Less distributions declared to shareholders
From net investment income	$—	$(0.47)	$(0.36)	$(0.14)	$(0.15)	$(0.05)
From net realized gain	—	(1.99)	(1.40)	(2.24)	(1.29)	(0.98)
Total distributions declared to shareholders	$—	$(2.46)	$(1.76)	$(2.38)	$(1.44)	$(1.03)
Net asset value, end of period (x)	$37.92	$36.15	$29.17	$28.83	$26.75	$36.96
Total return (%) (k)(r)(s)(x)	4.90 (n)	32.96	6.97	17.37	(23.75)	10.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16 (a)	1.15	1.17	1.16	1.17	1.15
Expenses after expense reductions	1.14 (a)	1.14	1.14	1.15	1.15	1.14
Net investment income (loss)	1.64 (a)	1.34	1.40	1.21	0.46	0.19
Portfolio turnover rate	9 (n)	18	15	20	30	13
Net assets at end of period (000 omitted)	$1,195,548	$1,202,601	$1,058,041	$1,076,821	$1,006,259	$1,318,997

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS International Intrinsic Equity Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS International Intrinsic Equity Portfolio (formerly MFS International Intrinsic Value Portfolio) (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
10

MFS International Intrinsic Equity Portfolio
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$248,349,049	$—	$—	$248,349,049
France	226,218,500	—	—	226,218,500
Japan	89,286,077	117,867,457	—	207,153,534
Switzerland	146,073,635	—	—	146,073,635
Germany	116,208,550	—	—	116,208,550
Canada	114,937,292	—	—	114,937,292
Ireland	72,768,114	—	—	72,768,114
United States	70,667,177	—	—	70,667,177
Taiwan	67,237,558	—	—	67,237,558
Other Countries	193,759,167	16,236,580	—	209,995,747
Investment Companies	67,860,315	—	—	67,860,315
Total	$1,413,365,434	$134,104,037	$—	$1,547,469,471
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the
11

MFS International Intrinsic Equity Portfolio
Notes to Financial Statements (unaudited) - continued
benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $17,149,648.  The fair value of the fund's investment securities on loan and a related liability of $18,013,800 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$24,587,916
Long-term capital gains	77,813,140
Total distributions	$102,401,056
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS International Intrinsic Equity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$1,040,786,502
Gross appreciation	562,949,929
Gross depreciation	(56,266,960)
Net unrealized appreciation (depreciation)	$506,682,969
As of 12/31/25
Undistributed ordinary income	24,371,114
Undistributed long-term capital gain	126,261,120
Other temporary differences	181,693
Net unrealized appreciation (depreciation)	549,558,000
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$22,105,089
Service Class	—	80,295,967
Total	$—	$102,401,056
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $105,432, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.85% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.89% of average daily net assets for the Initial Class shares and 1.14% of average daily net assets for the Service Class shares. This written agreement will terminate July 31, 2026. For the six months ended June 30, 2026, this reduction amounted to $22,873, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2026, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.87% of average daily net assets for the Initial Class shares and 1.12% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028.
13

MFS International Intrinsic Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $28,178, which equated to 0.0037% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $913.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $140,298,038 and $242,267,142, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	719,811	$27,888,071	1,533,460	$51,697,888
Service Class	2,130,768	80,307,069	3,541,589	117,254,184
	2,850,579	$108,195,140	5,075,049	$168,952,072
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	634,072	$21,843,766
Service Class	—	—	2,381,963	80,295,967
	—	$—	3,016,035	$102,139,733
Shares reacquired
Initial Class	(1,085,594)	$(41,747,954)	(2,792,219)	$(94,471,685)
Service Class	(3,870,710)	(145,719,125)	(8,922,876)	(296,354,679)
	(4,956,304)	$(187,467,079)	(11,715,095)	$(390,826,364)
14

MFS International Intrinsic Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Net change
Initial Class	(365,783)	$(13,859,883)	(624,687)	$(20,930,031)
Service Class	(1,739,942)	(65,412,056)	(2,999,324)	(98,804,528)
	(2,105,725)	$(79,271,939)	(3,624,011)	$(119,734,559)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 2% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on October 16, 2017, the fund was closed to new investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $3,463 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,366,611	$141,176,954	$107,687,873	$(3,233)	$(5,944)	$49,846,515

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$690,298	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Intrinsic Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Massachusetts Investors Growth Stock Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Apparel, Footwear, & Accessories – 1.0%
LVMH Moet Hennessy Louis Vuitton SE	15,070	$8,335,708
Brokerage & Asset Managers – 1.8%
Brookfield Asset Management Ltd. (l)	155,517	$6,976,197
Charles Schwab Corp.	94,612	8,729,849
		$15,706,046
Business Services – 4.4%
Accenture PLC, “A”	25,762	$3,205,823
TransUnion	262,832	18,960,700
Verisk Analytics, Inc., “A”	88,269	15,846,934
		$38,013,457
Construction – 2.9%
Otis Worldwide Corp.	94,150	$6,741,140
Pool Corp.	38,917	8,363,263
Sherwin-Williams Co.	27,037	9,309,380
		$24,413,783
Consumer Products – 4.1%
Church & Dwight Co., Inc.	186,215	$18,040,509
L’Oréal S.A.	39,117	17,147,268
		$35,187,777
Diversified Financial Services – 9.0%
CME Group, Inc.	23,893	$5,276,291
Mastercard, Inc., “A”	35,760	18,366,336
Moody's Corp.	46,344	20,990,125
Visa, Inc., “A”	93,582	32,107,048
		$76,739,800
Electrical Equipment – 10.2%
Amphenol Corp., “A”	195,503	$34,471,089
Eaton Corp. PLC	34,971	14,901,842
Hubbell, Inc.	39,513	20,673,202
Schneider Electric SE	28,742	9,372,709
TE Connectivity PLC	38,393	7,740,413
		$87,159,255
Entertainment & Leisure – 1.4%
Tencent Holdings Ltd.	222,100	$12,239,757
Food & Beverages – 0.2%
PepsiCo, Inc.	14,382	$1,947,323
Hardware, Peripherals, & Assembly – 3.1%
Apple, Inc.	90,865	$26,292,696
MISFS-SEM
1

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.0%
Aon PLC	68,571	$22,744,315
Marsh & McLennan Cos., Inc.	15,055	2,509,217
		$25,253,532
Interactive Media Services – 10.2%
Alphabet, Inc., “A”	245,524	$87,742,912
Machinery & Tools – 0.9%
Graco, Inc.	99,577	$7,529,017
Media – 0.1%
Walt Disney Co.	5,355	$515,419
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	3,056	$530,858
Veeva Systems, Inc. (a)	4,243	753,005
		$1,283,863
Medical Equipment – 12.3%
Agilent Technologies, Inc.	130,905	$17,388,111
Becton, Dickinson and Co.	21,437	3,244,061
Boston Scientific Corp. (a)	304,843	13,010,699
Danaher Corp.	59,022	11,242,511
Mettler-Toledo International, Inc. (a)	7,325	9,357,761
STERIS PLC	71,351	15,024,380
Stryker Corp.	9,340	2,940,606
Thermo Fisher Scientific, Inc.	26,307	13,189,277
Waters Corp. (a)	53,869	20,203,030
		$105,600,436
Retail & E-commerce – 3.2%
Amazon.com, Inc. (a)	65,168	$15,532,141
Ross Stores, Inc.	18,365	3,908,990
TJX Cos., Inc.	52,913	8,016,320
		$27,457,451
Semiconductor & Electronic Components – 24.4%
Advanced Micro Devices (a)	16,188	$9,403,771
Analog Devices, Inc.	5,521	2,192,776
Broadcom, Inc.	109,099	41,212,147
NVIDIA Corp.	571,470	114,345,432
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	85,784	40,967,865
Texas Instruments, Inc.	4,030	1,201,222
		$209,323,213
Software – 3.1%
Intuit, Inc.	29,842	$7,788,762
Microsoft Corp.	50,096	18,686,810
		$26,475,572
Telecom - Infrastructure – 0.1%
American Tower Corp., REIT	4,482	$733,121
Travel, Gaming, & Lodging – 2.0%
Hilton Worldwide Holdings, Inc.	52,783	$17,442,670
2

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – 2.1%
CMS Energy Corp.	240,281	$18,381,497
Total Common Stocks (Identified Cost, $503,132,543)		$853,774,305
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $3,643,325)	3,643,326	$3,643,326
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $7,217,977)	7,217,977	$7,217,977
Other Assets, Less Liabilities – (0.9)%		(7,978,667)
Net Assets – 100.0%		$856,656,941

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,643,326 and
$860,992,282, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $6,326,794 of securities on loan (identified cost, $510,350,520)	$860,992,282
Investments in affiliated issuers, at value (identified cost, $3,643,325)	3,643,326
Cash	128,871
Receivables for
Fund shares sold	165,181
Interest and dividends	321,975
Receivable from investment adviser	15,570
Other assets	1,612
Total assets	$865,268,817
Liabilities
Payables for
Fund shares reacquired	$1,286,078
Collateral for securities loaned, at value	7,217,977
Payable to affiliates
Administrative services fee	681
Shareholder servicing costs	352
Distribution and/or service fees	5,003
Payable for independent Trustees' compensation	3,039
Accrued expenses and other liabilities	98,746
Total liabilities	$8,611,876
Net assets	$856,656,941
Net assets consist of
Paid-in capital	$286,960,718
Total distributable earnings (loss)	569,696,223
Net assets	$856,656,941
Shares of beneficial interest outstanding	39,753,190

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$485,207,045	22,205,794	$21.85
Service Class	371,449,896	17,547,396	21.17
See Notes to Financial Statements
4

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$4,689,203
Dividends from affiliated issuers	98,146
Income on securities loaned	4,890
Other	124
Foreign taxes withheld	(151,306)
Total investment income	$4,641,057
Expenses
Management fee	$3,285,083
Distribution and/or service fees	472,549
Shareholder servicing costs	21,093
Administrative services fee	64,339
Independent Trustees' compensation	9,374
Custodian fee	24,603
Shareholder communications	15,791
Audit and tax fees	36,542
Legal fees	2,479
Miscellaneous	18,357
Total expenses	$3,950,210
Reduction of expenses by investment adviser	(323,795)
Net expenses	$3,626,415
Net investment income (loss)	$1,014,642
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$129,606,737
Affiliated issuers	(823)
Foreign currency	(8,192)
Net realized gain (loss)	$129,597,722
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(159,929,470)
Affiliated issuers	(170)
Translation of assets and liabilities in foreign currencies	(3,456)
Net unrealized gain (loss)	$(159,933,096)
Net realized and unrealized gain (loss)	$(30,335,374)
Change in net assets from operations	$(29,320,732)
See Notes to Financial Statements
5

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$1,014,642	$1,704,310
Net realized gain (loss)	129,597,722	89,435,088
Net unrealized gain (loss)	(159,933,096)	(2,300,229)
Change in net assets from operations	$(29,320,732)	$88,839,169
Total distributions to shareholders	$—	$(138,418,612)
Change in net assets from fund share transactions	$(51,144,710)	$(6,486,303)
Total change in net assets	$(80,465,442)	$(56,065,746)
Net assets
At beginning of period	937,122,383	993,188,129
At end of period	$856,656,941	$937,122,383
See Notes to Financial Statements
6

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$22.55	$23.95	$22.63	$19.29	$27.57	$25.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.07	$0.07	$0.08	$0.06	$0.04
Net realized and unrealized gain (loss)	(0.74)	2.16	3.55	4.44	(5.14)	6.24
Total from investment operations	$(0.70)	$2.23	$3.62	$4.52	$(5.08)	$6.28
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.09)	$(0.06)	$(0.02)	$(0.07)
From net realized gain	—	(3.56)	(2.21)	(1.12)	(3.18)	(3.70)
Total distributions declared to shareholders	$—	$(3.63)	$(2.30)	$(1.18)	$(3.20)	$(3.77)
Net asset value, end of period (x)	$21.85	$22.55	$23.95	$22.63	$19.29	$27.57
Total return (%) (k)(r)(s)(x)	(3.10)(n)	9.90	16.27	24.01	(19.26)	25.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79 (a)	0.79	0.79	0.78	0.79	0.78
Expenses after expense reductions	0.72 (a)	0.72	0.73	0.73	0.76	0.76
Net investment income (loss)	0.34 (a)	0.29	0.27	0.38	0.29	0.15
Portfolio turnover rate	24 (n)	21	19	20	17	15
Net assets at end of period (000 omitted)	$485,207	$534,391	$573,217	$569,547	$517,839	$714,524

See Notes to Financial Statements
7

MFS Massachusetts Investors Growth Stock Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.87	$23.33	$22.10	$18.86	$27.07	$24.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.01	$0.01	$0.03	$0.01	$(0.03)
Net realized and unrealized gain (loss)	(0.71)	2.09	3.46	4.34	(5.04)	6.14
Total from investment operations	$(0.70)	$2.10	$3.47	$4.37	$(5.03)	$6.11
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.03)	$(0.01)	$—	$(0.01)
From net realized gain	—	(3.56)	(2.21)	(1.12)	(3.18)	(3.70)
Total distributions declared to shareholders	$—	$(3.56)	$(2.24)	$(1.13)	$(3.18)	$(3.71)
Net asset value, end of period (x)	$21.17	$21.87	$23.33	$22.10	$18.86	$27.07
Total return (%) (k)(r)(s)(x)	(3.20)(n)	9.61	15.98	23.70	(19.45)	25.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04 (a)	1.04	1.04	1.03	1.04	1.03
Expenses after expense reductions	0.97 (a)	0.97	0.98	0.98	1.01	1.01
Net investment income (loss)	0.09 (a)	0.04	0.02	0.13	0.04	(0.10)
Portfolio turnover rate	24 (n)	21	19	20	17	15
Net assets at end of period (000 omitted)	$371,450	$402,732	$419,971	$408,618	$361,330	$475,478

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
9

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$758,734,801	$—	$—	$758,734,801
Taiwan	40,967,865	—	—	40,967,865
France	34,855,685	—	—	34,855,685
China	—	12,239,757	—	12,239,757
Canada	6,976,197	—	—	6,976,197
Investment Companies	10,861,303	—	—	10,861,303
Total	$852,395,851	$12,239,757	$—	$864,635,608
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $6,326,794.  The fair value of the fund's investment securities on loan and a related liability of $7,217,977 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The
10

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$10,402,939
Long-term capital gains	128,015,673
Total distributions	$138,418,612
The federal tax cost and the tax basis components of distributable earnings were as follows:
11

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$515,681,121
Gross appreciation	370,766,764
Gross depreciation	(21,812,277)
Net unrealized appreciation (depreciation)	$348,954,487
As of 12/31/25
Undistributed ordinary income	2,003,319
Undistributed long-term capital gain	88,126,421
Other temporary differences	3,089
Net unrealized appreciation (depreciation)	508,884,126
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$78,786,391
Service Class	—	59,632,221
Total	$—	$138,418,612
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $60,133, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $263,662, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
12

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $20,303, which equated to 0.0046% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $790.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $213,080,448 and $266,086,695, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	103,504	$2,209,777	562,033	$12,861,408
Service Class	447,763	9,332,624	657,757	14,856,833
	551,267	$11,542,401	1,219,790	$27,718,241
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,630,709	$78,786,391
Service Class	—	—	2,830,196	59,632,221
	—	$—	6,460,905	$138,418,612
Shares reacquired
Initial Class	(1,596,704)	$(34,876,354)	(4,424,552)	$(102,913,036)
Service Class	(1,313,231)	(27,810,757)	(3,074,922)	(69,710,120)
	(2,909,935)	$(62,687,111)	(7,499,474)	$(172,623,156)
Net change
Initial Class	(1,493,200)	$(32,666,577)	(231,810)	$(11,265,237)
Service Class	(865,468)	(18,478,133)	413,031	4,778,934
	(2,358,668)	$(51,144,710)	181,221	$(6,486,303)
13

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $2,094 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$871,295	$90,996,605	$88,223,581	$(823)	$(170)	$3,643,326

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$98,146	$—
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Massachusetts Investors Growth Stock Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Massachusetts Investors Growth Stock Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Massachusetts Investors Growth Stock Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

MFS U.S. Government Money Market Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Money Market Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 67.7%
Fannie Mae, 3.64%, due 8/26/2026	$7,400,000	$7,358,445
Fannie Mae, 3.7%, due 10/01/2026	7,350,000	7,281,159
Federal Farm Credit Bank, 3.65%, due 8/03/2026	9,150,000	9,119,469
Federal Farm Credit Bank, 3.66%, due 9/02/2026	6,100,000	6,061,250
Federal Farm Credit Bank, 3.6%, due 9/30/2026	5,200,000	5,153,600
Federal Home Loan Bank, 3.64%, due 7/10/2026	9,600,000	9,591,336
Federal Home Loan Bank, 3.6%, due 7/17/2026	7,800,000	7,787,589
Federal Home Loan Bank, 3.64%, due 8/21/2026	6,450,000	6,417,014
Federal Home Loan Bank, 3.65%, due 9/04/2026	7,500,000	7,451,182
Federal Home Loan Bank, 3.66%, due 10/05/2026	6,800,000	6,734,720
Freddie Mac, 3.65%, due 7/20/2026	7,050,000	7,036,549
U.S. Treasury Bill, 3.64%, due 7/07/2026	11,900,000	11,892,876
U.S. Treasury Bill, 3.6%, due 7/09/2026	7,500,000	7,494,038
U.S. Treasury Bill, 3.64%, due 7/16/2026	18,000,000	17,972,925
U.S. Treasury Bill, 3.65%, due 7/28/2026	8,450,000	8,427,131
U.S. Treasury Bill, 3.64%, due 8/18/2026	6,000,000	5,971,196
U.S. Treasury Bill, 3.63%, due 9/01/2026	3,750,000	3,726,818
U.S. Treasury Bill, 3.64%, due 9/08/2026	6,250,000	6,206,857
U.S. Treasury Bill, 3.72%, due 9/24/2026	8,200,000	8,128,732
U.S. Treasury Bill, 3.7%, due 10/13/2026	9,100,000	9,004,032
U.S. Treasury Bill, 3.7%, due 11/27/2026	9,700,000	9,554,286
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$168,371,204
Repurchase Agreements – 32.2%
BofA Securities, Inc. Repurchase Agreement, 3.63%, dated 6/30/2026, due 7/01/2026, total to be received $39,964,029 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $40,862,964)	$39,960,000	$39,960,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 3.61%, dated 6/30/2026, due 7/01/2026, total to be received $39,964,246 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $40,759,600)	39,960,239	39,960,239
Total Repurchase Agreements, at Cost and Value		$79,920,239
Other Assets, Less Liabilities – 0.1%		186,156
Net Assets – 100.0%		$248,477,599

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
MKSFS-SEM
1

MFS U.S. Government Money Market Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at cost and value	$168,371,204
Investments in unaffiliated repurchase agreements, at cost and value	79,920,239
Receivables for
Fund shares sold	400,334
Interest	8,036
Other assets	698
Total assets	$248,700,511
Liabilities
Payables for
Fund shares reacquired	$165,657
Payable to affiliates
Investment adviser	3,596
Administrative services fee	242
Shareholder servicing costs	69
Payable for independent Trustees' compensation	1,152
Accrued expenses and other liabilities	52,196
Total liabilities	$222,912
Net assets	$248,477,599
Net assets consist of
Paid-in capital	$248,477,599
Net assets	$248,477,599
Shares of beneficial interest outstanding	248,667,604

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$166,580,863	166,708,454	$1.00
Service Class	81,896,736	81,959,150	1.00
See Notes to Financial Statements
2

MFS U.S. Government Money Market Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Interest	$4,681,725
Other	49
Total investment income	$4,681,774
Expenses
Management fee	$508,874
Distribution and/or service fees	105,656
Shareholder servicing costs	4,882
Administrative services fee	22,475
Independent Trustees' compensation	3,470
Custodian fee	4,952
Shareholder communications	4,534
Audit and tax fees	23,476
Legal fees	783
Miscellaneous	20,125
Total expenses	$699,227
Reduction of expenses by investment adviser and distributor	(126,141)
Net expenses	$573,086
Net investment income (loss)	$4,108,688
Change in net assets from operations	$4,108,688
See Notes to Financial Statements
3

MFS U.S. Government Money Market Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$4,108,688	$10,142,299
Net realized gain (loss)	—	114
Change in net assets from operations	$4,108,688	$10,142,413
Total distributions to shareholders	$(4,108,688)	$(10,142,299)
Change in net assets from fund share transactions	$(11,986,984)	$(13,155,023)
Total change in net assets	$(11,986,984)	$(13,154,909)
Net assets
At beginning of period	260,464,583	273,619,492
At end of period	$248,477,599	$260,464,583
See Notes to Financial Statements
4

MFS U.S. Government Money Market Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.05	$0.01	$0.00
Net realized and unrealized gain (loss)	0.00	0.00 (w)	0.00	(0.01)(g)	0.00	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.01	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.01)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	1.61 (n)	3.85	4.84	4.58	1.17	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.47 (a)	0.46	0.47	0.45	0.46	0.46
Expenses after expense reductions	0.45 (a)	0.45	0.45	0.44	0.33	0.04
Net investment income (loss)	3.23 (a)	3.79	4.74	4.50	1.17	0.00
Net assets at end of period (000 omitted)	$166,581	$172,466	$175,092	$175,408	$159,395	$149,896

Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.05	$0.01	$0.00
Net realized and unrealized gain (loss)	0.00	0.00 (w)	0.00	(0.01)(g)	0.00	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.01	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.01)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	1.61 (n)	3.85	4.84	4.58	1.17	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.72 (a)	0.71	0.72	0.70	0.71	0.71
Expenses after expense reductions	0.45 (a)	0.45	0.45	0.44	0.33	0.04
Net investment income (loss)	3.23 (a)	3.79	4.75	4.51	1.15	0.00
Net assets at end of period (000 omitted)	$81,897	$87,998	$98,528	$104,885	$100,221	$105,117

See Notes to Financial Statements
5

MFS U.S. Government Money Market Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
6

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS U.S. Government Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
7

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$248,291,443	$—	$248,291,443
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At June 30, 2026, the fund had investments in repurchase agreements with a gross value of $79,920,239 included in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the six months ended June 30, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$10,142,299
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$248,291,443
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net
8

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$2,743,821	$6,648,574
Service Class	1,364,867	3,493,725
Total	$4,108,688	$10,142,299
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $17,464, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.45% of average daily net assets for each of the Initial Class shares and Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $3,021, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly. MFD has agreed in writing to waive the entire 0.25% distribution and/or service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this waiver amounted to $105,656, which is included in the reduction of total expenses in the Statement of Operations. The distribution and/or service fees incurred for the six months ended June 30, 2026 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $4,719, which equated to 0.0037% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $163.
9

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0177% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Shares sold
Initial Class	9,225,296	23,291,749
Service Class	15,158,038	16,848,105
	24,383,334	40,139,854
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,743,821	6,648,574
Service Class	1,364,867	3,493,725
	4,108,688	10,142,299
Shares reacquired
Initial Class	(17,852,832)	(32,561,289)
Service Class	(22,626,174)	(30,875,887)
	(40,479,006)	(63,437,176)
Net change
Initial Class	(5,883,715)	(2,620,966)
Service Class	(6,103,269)	(10,534,057)
	(11,986,984)	(13,155,023)
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $578 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
10

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Money Market Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
11

MFS Research International Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research International Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 2.3%
Babcock International Group PLC	99,387	$1,254,776
MTU Aero Engines Holding AG	10,011	4,162,495
Thales S.A.	12,112	3,111,045
		$8,528,316
Alcoholic Beverages – 1.2%
Davide Campari-Milano N.V.	303,754	$1,890,834
Pernod Ricard S.A.	33,414	2,438,100
		$4,328,934
Apparel, Footwear, & Accessories – 2.2%
Burberry Group PLC (a)	47,274	$665,944
Compagnie Financiere Richemont S.A.	17,145	3,958,416
LVMH Moet Hennessy Louis Vuitton SE	6,417	3,549,452
		$8,173,812
Auto & Auto Components – 1.8%
Compagnie Generale des Etablissements Michelin	56,694	$2,186,276
Shimano, Inc.	14,600	1,557,471
Suzuki Motor Corp.	232,000	2,790,221
		$6,533,968
Brokerage & Asset Managers – 0.9%
CVC Capital Partners PLC	215,710	$3,132,637
Business Services – 0.2%
Fujitsu Ltd.	37,800	$754,861
Chemicals – 4.6%
Akzo Nobel N.V.	17,285	$1,171,955
Croda International PLC	44,080	1,768,130
FUJIFILM Holdings Corp.	66,900	1,438,912
Linde PLC	12,907	6,697,959
Shin-Etsu Chemical Co. Ltd.	86,100	3,754,611
Symrise AG	20,962	2,103,393
		$16,934,960
Construction – 2.0%
James Hardie Industries PLC, GDR (a)	88,915	$2,341,142
Sika AG	8,328	1,718,681
Techtronic Industries Co. Ltd.	193,000	3,222,062
		$7,281,885
Consumer Products – 2.4%
Beiersdorf AG	29,882	$2,572,347
Haleon PLC	936,350	4,318,508
Uni-Charm Corp. (l)	344,100	2,001,998
		$8,892,853
RSSFS-SEM
1

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 3.1%
B3 S.A. - Brasil Bolsa Balcao	591,800	$1,665,702
Deutsche Boerse AG	12,010	3,276,963
London Stock Exchange Group PLC	27,522	2,979,665
Mastercard, Inc., “A”	6,872	3,529,459
		$11,451,789
Electrical Equipment – 5.2%
Legrand S.A.	28,440	$4,799,591
Mitsubishi Electric Corp.	105,400	3,865,141
Schneider Electric SE	32,741	10,676,775
		$19,341,507
Energy - Independent – 4.1%
Aker BP ASA	90,643	$2,776,477
Eni S.p.A.	177,855	4,190,337
Reliance Industries Ltd.	104,603	1,439,719
TotalEnergies SE	87,606	6,809,708
		$15,216,241
Engineering - Construction – 0.7%
Taisei Corp.	28,100	$2,490,415
Entertainment & Leisure – 1.0%
Sony Group Corp.	185,100	$3,711,742
Food & Beverages – 1.0%
Ajinomoto Co., Inc.	58,400	$2,124,414
Novozymes A.S.	26,240	1,656,233
		$3,780,647
Food & Drug Stores – 0.6%
Alimentation Couche-Tard, Inc.	12,054	$768,329
Jeronimo Martins SGPS S.A.	81,549	1,561,661
		$2,329,990
Global Systemically Important Banks – 10.0%
Barclays PLC	892,485	$5,997,317
BNP Paribas S.A.	55,048	6,424,385
ING Groep N.V.	186,396	5,893,047
Mizuho Financial Group, Inc.	230,700	11,077,990
Toronto-Dominion Bank	24,798	3,015,101
UBS Group AG	95,301	4,724,948
		$37,132,788
Hardware, Peripherals, & Assembly – 3.5%
Hitachi Ltd.	275,600	$7,658,800
NEC Corp.	82,700	2,007,671
Samsung Electronics Co. Ltd.	15,754	3,444,093
		$13,110,564
Insurance – 5.5%
AIA Group Ltd.	429,400	$3,938,435
Aon PLC	9,699	3,217,061
Beazley PLC	46,448	792,933
Hiscox Ltd.	187,981	4,605,446
2

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Samsung Fire & Marine Insurance Co. Ltd.	6,383	$2,556,112
Sompo Holdings, Inc.	91,000	3,471,252
Willis Towers Watson PLC	7,345	1,919,763
		$20,501,002
Machinery & Tools – 5.3%
Atlas Copco AB	181,633	$3,674,301
Daikin Industries Ltd.	20,000	3,036,379
GEA Group AG	34,520	2,368,525
Keyence Corp.	7,700	3,879,466
RB Global, Inc.	22,421	2,610,211
Spirax Group PLC	21,795	1,975,997
Weir Group PLC	61,182	1,950,963
		$19,495,842
Media – 1.0%
Spotify Technology S.A. (a)	4,579	$2,102,356
Wolters Kluwer N.V.	22,604	1,457,695
		$3,560,051
Medical Equipment – 2.0%
Alcon, Inc.	25,284	$1,708,547
ConvaTec Group PLC	673,459	1,920,616
QIAGEN N.V.	54,220	2,100,165
Terumo Corp.	129,600	1,780,660
		$7,509,988
Metals & Mining – 2.8%
Glencore PLC	580,129	$3,953,753
Mitsui & Co. Ltd.	82,700	2,303,301
Northern Star Resources Ltd. Co.	61,413	805,741
Rio Tinto PLC	35,852	3,386,930
		$10,449,725
Natural Gas - Pipeline – 0.3%
APA Group	161,920	$1,136,748
Non-Global Systemically Important Banks – 7.1%
Banco Bilbao Vizcaya Argentaria S.A.	226,185	$5,652,060
Banco Bradesco S.A., ADR	317,360	1,101,239
Bank of Ireland Group PLC	222,713	4,434,172
BPER Banca S.p.A.	342,534	5,374,421
HDFC Bank Ltd.	404,506	3,421,660
NatWest Group PLC	515,236	4,558,510
NU Holdings Ltd. (a)	113,317	1,513,915
		$26,055,977
Pharmaceuticals & Biotechnology – 7.4%
AstraZeneca PLC	35,009	$6,547,714
CSL Ltd.	21,855	1,740,656
Daiichi Sankyo Co. Ltd.	183,900	2,950,295
Lonza Group AG	1,790	1,209,136
Merck KGaA	13,501	2,265,343
Novartis AG	50,701	7,942,738
3

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – continued
Roche Holding AG	11,802	$4,861,022
		$27,516,904
Retail & E-commerce – 1.3%
Next PLC	11,513	$2,221,228
Nitori Co. Ltd.	49,100	729,124
Pan Pacific International Holdings Corp.	329,400	1,681,248
		$4,631,600
Semiconductor & Electronic Components – 9.4%
ASML Holding N.V.	5,036	$9,905,165
DISCO Corp.	7,100	3,608,465
Renesas Electronics Corp.	80,800	2,440,800
Taiwan Semiconductor Manufacturing Co. Ltd.	109,804	8,431,700
Tokyo Electron Ltd.	21,100	10,203,824
		$34,589,954
Software – 1.0%
Cadence Design Systems, Inc. (a)	4,923	$1,847,701
Constellation Software, Inc.	966	1,818,593
		$3,666,294
Telecom - Infrastructure – 0.5%
Cellnex Telecom S.A.	66,106	$1,975,180
Telecom Services – 2.3%
Advanced Info Service Public Co. Ltd.	106,200	$1,195,611
KDDI Corp.	193,200	3,261,687
Koninklijke KPN N.V.	462,226	2,279,450
SoftBank Group Corp.	50,600	1,898,392
		$8,635,140
Tobacco – 1.4%
British American Tobacco PLC	85,203	$5,285,829
Travel, Gaming, & Lodging – 1.8%
Accor S.A.	30,921	$1,796,194
Aristocrat Leisure Ltd.	37,938	1,616,269
Japan Airlines Corp.	47,800	842,350
Qantas Airways Ltd.	238,262	1,764,330
Sands China Ltd.	306,400	512,050
		$6,531,193
Utilities – 2.3%
China Resources Gas Group Ltd.	293,200	$548,055
CLP Holdings Ltd.	117,500	1,098,256
E.ON SE	116,475	2,398,845
National Grid PLC	268,950	4,452,224
		$8,497,380
Total Common Stocks (Identified Cost, $252,564,347)		$363,166,716

4

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,868	$0

Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $4,963,442)	4,963,186	$4,963,186
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $1,652,400)	1,652,400	$1,652,400
Other Assets, Less Liabilities – (0.0)%		(117,738)
Net Assets – 100.0%		$369,664,564

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,963,186 and
$364,819,116, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Research International Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $1,572,793 of securities on loan (identified cost, $254,216,747)	$364,819,116
Investments in affiliated issuers, at value (identified cost, $4,963,442)	4,963,186
Foreign currency, at value (identified cost, $13,172)	12,661
Receivables for
Investments sold	45,561
Fund shares sold	237,803
Interest and dividends	2,164,000
Receivable from investment adviser	13,854
Other assets	1,035
Total assets	$372,257,216
Liabilities
Payables for
Investments purchased	$46,605
Fund shares reacquired	248,503
Collateral for securities loaned, at value	1,652,400
Payable to affiliates
Administrative services fee	329
Shareholder servicing costs	216
Distribution and/or service fees	2,231
Payable for independent Trustees' compensation	1,893
Deferred foreign capital gains tax expense payable	525,963
Accrued expenses and other liabilities	114,512
Total liabilities	$2,592,652
Net assets	$369,664,564
Net assets consist of
Paid-in capital	$163,097,418
Total distributable earnings (loss)	206,567,146
Net assets	$369,664,564
Shares of beneficial interest outstanding	16,431,142

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$205,199,969	9,048,141	$22.68
Service Class	164,464,595	7,383,001	22.28
See Notes to Financial Statements
6

MFS Research International Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,887,798
Dividends from affiliated issuers	102,900
Income on securities loaned	4,708
Other	704
Foreign taxes withheld	(590,087)
Total investment income	$5,406,023
Expenses
Management fee	$1,626,212
Distribution and/or service fees	194,837
Shareholder servicing costs	11,681
Administrative services fee	29,659
Independent Trustees' compensation	4,364
Custodian fee	52,150
Shareholder communications	3,108
Audit and tax fees	39,467
Legal fees	1,359
Miscellaneous	23,173
Total expenses	$1,986,010
Reduction of expenses by investment adviser	(177,455)
Net expenses	$1,808,555
Net investment income (loss)	$3,597,468
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $76,971 foreign capital gains tax)	$25,385,599
Affiliated issuers	(1,740)
Foreign currency	(27,278)
Net realized gain (loss)	$25,356,581
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $155,577 decrease in deferred foreign capital gains tax)	$5,931,337
Affiliated issuers	(311)
Translation of assets and liabilities in foreign currencies	(45,874)
Net unrealized gain (loss)	$5,885,152
Net realized and unrealized gain (loss)	$31,241,733
Change in net assets from operations	$34,839,201
See Notes to Financial Statements
7

MFS Research International Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$3,597,468	$8,181,223
Net realized gain (loss)	25,356,581	72,892,486
Net unrealized gain (loss)	5,885,152	14,153,601
Change in net assets from operations	$34,839,201	$95,227,310
Total distributions to shareholders	$—	$(7,231,441)
Change in net assets from fund share transactions	$(23,653,759)	$(192,291,897)
Total change in net assets	$11,185,442	$(104,296,028)
Net assets
At beginning of period	358,479,122	462,775,150
At end of period	$369,664,564	$358,479,122
See Notes to Financial Statements
8

MFS Research International Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$20.61	$17.13	$16.88	$15.10	$19.13	$18.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.34	$0.27	$0.25	$0.22	$0.18
Net realized and unrealized gain (loss)	1.84	3.42	0.27	1.70	(3.59)	1.91
Total from investment operations	$2.07	$3.76	$0.54	$1.95	$(3.37)	$2.09
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.29)	$(0.17)	$(0.30)	$(0.16)
From net realized gain	—	—	—	—	(0.36)	(0.94)
Total distributions declared to shareholders	$—	$(0.28)	$(0.29)	$(0.17)	$(0.66)	$(1.10)
Net asset value, end of period (x)	$22.68	$20.61	$17.13	$16.88	$15.10	$19.13
Total return (%) (k)(r)(s)(x)	10.04 (n)	22.05	3.09	13.01	(17.58)	11.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	0.97	0.97	0.96	0.99	0.96
Expenses after expense reductions	0.89 (a)	0.90	0.89	0.93	0.96	0.95
Net investment income (loss)	2.09 (a)	1.79	1.51	1.55	1.40	0.96
Portfolio turnover rate	13 (n)	39	22	18	22	23
Net assets at end of period (000 omitted)	$205,200	$209,524	$335,657	$346,485	$314,093	$387,370

See Notes to Financial Statements
9

MFS Research International Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$20.27	$16.86	$16.63	$14.86	$18.84	$17.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.27	$0.22	$0.21	$0.19	$0.13
Net realized and unrealized gain (loss)	1.81	3.39	0.26	1.69	(3.55)	1.88
Total from investment operations	$2.01	$3.66	$0.48	$1.90	$(3.36)	$2.01
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.25)	$(0.13)	$(0.26)	$(0.13)
From net realized gain	—	—	—	—	(0.36)	(0.94)
Total distributions declared to shareholders	$—	$(0.25)	$(0.25)	$(0.13)	$(0.62)	$(1.07)
Net asset value, end of period (x)	$22.28	$20.27	$16.86	$16.63	$14.86	$18.84
Total return (%) (k)(r)(s)(x)	9.92 (n)	21.75	2.78	12.83	(17.80)	11.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24 (a)	1.22	1.23	1.21	1.24	1.22
Expenses after expense reductions	1.14 (a)	1.15	1.14	1.18	1.21	1.20
Net investment income (loss)	1.86 (a)	1.44	1.25	1.32	1.20	0.69
Portfolio turnover rate	13 (n)	39	22	18	22	23
Net assets at end of period (000 omitted)	$164,465	$148,955	$127,118	$116,905	$128,267	$141,471

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Research International Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
11

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$16,860,698	$70,460,792	$—	$87,321,490
United Kingdom	58,636,483	—	—	58,636,483
France	41,791,526	—	—	41,791,526
Switzerland	26,123,488	—	—	26,123,488
Netherlands	23,839,949	—	—	23,839,949
Germany	21,248,076	—	—	21,248,076
United States	17,211,943	—	—	17,211,943
Italy	11,455,592	—	—	11,455,592
Australia	1,942,489	7,462,397	—	9,404,886
Other Countries	38,069,196	28,064,087	—	66,133,283
Investment Companies	6,615,586	—	—	6,615,586
Total	$263,795,026	$105,987,276	$—	$369,782,302
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In
12

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,572,793.  The fair value of the fund's investment securities on loan and a related liability of $1,652,400 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$7,231,441
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$262,626,381
Gross appreciation	121,038,241
Gross depreciation	(13,882,320)
Net unrealized appreciation (depreciation)	$107,155,921
As of 12/31/25
Undistributed ordinary income	19,810,260
Undistributed long-term capital gain	51,135,903
Other temporary differences	(598,690)
Net unrealized appreciation (depreciation)	101,380,472
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$5,186,187
Service Class	—	2,045,254
Total	$—	$7,231,441
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $24,791, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.89% of average daily net assets for the Initial Class shares and 1.14% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2026. For the six months ended June 30, 2026, this reduction amounted to $152,664, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2026, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.86% of average daily net assets for the Initial Class shares and 1.11% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028.
14

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $11,007, which equated to 0.0061% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $674.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $45,127,891 and $66,753,713, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	145,133	$3,149,158	1,018,621	$18,902,209
Service Class	681,504	14,636,780	2,463,000	45,889,500
	826,637	$17,785,938	3,481,621	$64,791,709
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	262,981	$5,159,693
Service Class	—	—	105,917	2,045,254
	—	$—	368,898	$7,204,947
Shares reacquired
Initial Class	(1,262,919)	$(27,567,283)	(10,715,971)	$(211,242,364)
Service Class	(647,164)	(13,872,414)	(2,761,489)	(53,046,189)
	(1,910,083)	$(41,439,697)	(13,477,460)	$(264,288,553)
15

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,117,786)	$(24,418,125)	(9,434,369)	$(187,180,462)
Service Class	34,340	764,366	(192,572)	(5,111,435)
	(1,083,446)	$(23,653,759)	(9,626,941)	$(192,291,897)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 19%, 10%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $763 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,663,510	$29,262,564	$27,960,837	$(1,740)	$(311)	$4,963,186

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$102,900	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research International Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Income Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Income Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.9%
Aerospace & Defense – 1.5%
Boeing Co., 6.528%, 5/01/2034	$17,000	$18,495
Boeing Co., 5.705%, 5/01/2040	34,000	34,573
Boeing Co., 5.805%, 5/01/2050	159,000	157,086
Boeing Co., 6.858%, 5/01/2054	32,000	35,964
Bombardier, Inc., 5.875%, 1/15/2035 (n)	110,000	110,407
TransDigm, Inc., 4.625%, 1/15/2029	175,000	172,214
TransDigm, Inc., 6.375%, 5/31/2033 (n)	25,000	25,238
		$553,977
Asset-Backed & Securitized – 30.6%
ACREC 2025-FL3 LLC, “C”, FLR, 5.928% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	$40,373	$40,355
ACREC 2026-FL5 LLC, “B”, FLR, 5.35% (SOFR - 1mo. + 1.75%), 7/18/2043 (n)	100,000	100,063
Acres PLC, 2026-FL4, “B”, FLR, 5.587% (SOFR - 1mo. + 1.95%), 8/18/2044 (n)	100,000	100,062
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.325% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	250,000	250,392
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	30,809	30,940
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	81,005	80,924
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	71,251	71,405
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	42,182	42,030
AREIT 2025-CRE10 Ltd., “B”, FLR, 5.478% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	100,000	99,771
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	12,060	12,100
Bain Capital Credit CLO Ltd., 2020-3A, “CR3”, 5.416%, 10/23/2034 (n)	200,000	199,546
Bain Capital Credit CLO Ltd., 2021-4A, “CRR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 10/20/2034 (n)	200,000	199,905
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.367% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	18,631	48,759
BDS 2024-FL13 Ltd., “A”, FLR, 5.215% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	94,759	94,805
BDS 2025-FL16 Ltd., “B”, FLR, 5.489% (SOFR - 1mo. + 1.85%), 6/19/2043 (n)	110,335	110,524
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 6.416% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	250,000	250,098
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.466% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	100,000	100,188
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.015% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	100,000	100,313
BSPRT Issuer Ltd., 2024-FL11, “AS”, 5.72% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	100,000	100,387
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	73,386	73,407
Business Jet Securities LLC, 2026-1A, “C”, 6.099%, 6/15/2041 (n)	100,000	100,184
Business Jet Securities LLC, 2026-1A, “C”, 8.179%, 6/15/2041 (n)	100,000	100,523
BX Trust, 2025-BCAT, “C”, FLR, 5.525% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	70,000	70,219
BX Trust, 2025-BCAT, “D”, FLR, 6.275% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)	70,000	70,284
BX Trust, 2026-CLS, “C”, FLR, 5.975% (SOFR - 1mo. + 2.35%), 5/15/2043 (n)	100,000	100,213
BX Trust, 2026-CLS, “D”, FLR, 7.075% (SOFR - 1mo. + 3.45%), 5/15/2043 (n)	100,000	100,250
Cathedral Lake VI Ltd., FLR, 5.516% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	115,086	115,115
Chesapeake IV Funding, 2026-1A, “A2”, 4.26%, 12/15/2028 (n)	100,000	99,943
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	62,250	62,263
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	46,520	46,660
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	68,520	68,226
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	69,785	70,028
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.999%, 8/15/2056	93,513	97,031
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	187,500	188,982
Commercial Mortgage Pass-Through Certificates, 2025-5YR17, “AS”, 5.626%, 11/15/2058	65,849	66,693
Commercial Mortgage Pass-Through Certificates, 2026-5YR20, “A3”, 5.104%, 2/15/2059	20,593	20,745
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	24,113	24,225
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)	933,316	9
Dryden Senior Loan Fund CLO Ltd., 2020-83A, “CR2”, FLR, 5.49% (SOFR - 3mo. + 1.85%), 4/18/2037 (n)	250,000	250,000
Dryden Senior Loan Fund CLO Ltd., 2022-104A, “BR”, FLR, 5.391% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	250,000	250,126
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “BR3”, FLR, 5.123% (SOFR - 3mo. + 1.45%), 10/15/2037 (n)	250,000	249,770
SISFS-SEM
1

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Dwight 2026-FL2, “B”, FLR, 5.923% (SOFR - 1mo. + 2.286%), 6/18/2042 (n)	$111,500	$111,833
Dwight 2026-FL2, “B”, FLR, 5.6% (SOFR - 1mo. + 2%), 1/18/2044 (n)	158,500	158,500
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2039 (n)	100,000	100,043
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	100,000	100,663
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	100,000	100,796
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.04%, 11/15/2028 (n)	63,000	62,936
Invesco CLO Ltd., 2022-2A, “BR”, FLR, 5.355% (SOFR - 3mo. + 1.68%), 7/20/2035 (n)	250,000	250,306
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	53,865	53,140
KREF 2021-FL2 Ltd., “D”, FLR, 5.95% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	163,000	162,068
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.477% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	117,500	117,494
LRECS 2025-CRE1 LLC, “B”, FLR, 5.639% (SOFR - 1mo. + 2%), 8/19/2043 (n)	100,000	100,089
MF1 2024-FL15 LLC, “B”, FLR, 6.128% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	100,000	100,072
MF1 2024-FL15 LLC, “C”, FLR, 6.577% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	100,000	100,077
MF1 2024-FL16 LLC, “B”, FLR, 5.779% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	100,000	100,375
MF1 2024-FL16 LLC, “C”, FLR, 6.179% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	120,000	120,427
MF1 2025-FL17 LLC, “B”, FLR, 5.429% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	100,000	100,052
MF1 2025-FL17 LLC, “C”, FLR, 5.729% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	100,000	100,052
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 5.787% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	121,403	121,753
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	57,304	57,429
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM5, “A-1”, 5.439%, 7/25/2070 (n)	77,047	76,874
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	86,506	85,705
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.734%, 1/26/2071 (n)	131,660	129,697
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	73,785	77,906
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	50,728	54,149
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	115,799	116,117
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	95,225	93,805
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	188,673	186,251
New Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.003%, 2/25/2066 (n)	96,955	96,210
New Residential Mortgage Loan Trust, 2026-NQM7, “A1”, 5.418%, 6/25/2066 (n)	100,000	99,710
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.493% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	250,000	250,165
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	54,854	54,572
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	48,635	48,762
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	68,468	68,556
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	72,401	72,424
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	73,809	73,503
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	79,675	79,032
OBX Trust, 2026-NQM8, “A1”, 5.297%, 5/25/2066 (n)	100,000	99,752
Octagon 57 Ltd., 2021-1A, “CR”, FLR, 5.523% (SOFR - 3mo. + 1.85%), 10/15/2034 (n)	250,000	250,228
Palmer Square Loan Funding, 2024-3A Ltd., “A2R”, FLR, 4.799% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	250,000	249,731
PFP III 2024-11 Ltd., “AS”, FLR, 5.801% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	271,725	272,170
PFP III 2026-13 Ltd., “B”, FLR, 5.487% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	100,000	100,449
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.977% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	85,099	85,165
PMT Loan Trust, 2026-INV1, “A36”, FLR, 4.927% (SOFR - 1mo. + 1.3%), 1/25/2057 (n)	94,795	94,563
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.777% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	187,198	187,607
Provident Funding Mortgage Trust, 2025-5, “A4”, 5.5%, 11/25/2055 (n)	155,182	155,000
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	26,804	26,837
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.323% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	250,000	250,032
SHR Trust, 2024-LXRY, “B”, FLR, 6.075% (SOFR - 1mo. + 2.45%), 10/15/2041 (n)	159,636	159,935
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	34,299	34,337
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	98,917	99,427
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	98,917	99,681
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	117,037	115,617
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.587% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	100,000	100,177
Trinitas CLO Ltd., 2021-15A, “CR”, FLR, 5.713% (SOFR - 3mo. + 2.05%), 4/22/2034 (n)	250,000	246,359
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	152,585
Venture CLO 43 Ltd., 2021-43A, “CRR”, FLR, 5.423% (SOFR - 3mo. + 1.75%), 4/15/2034 (n)	194,468	191,830
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	39,612	39,615
2

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	$37,710	$37,803
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	64,532	64,509
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	15,293	15,321
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.234% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	250,000	250,950
		$11,418,686
Auto & Auto Components – 0.2%
Hyundai Capital America, 5.35%, 3/19/2029 (n)	$37,000	$37,511
Hyundai Capital America, 5.25%, 6/21/2033 (n)	49,000	48,799
		$86,310
Brokerage & Asset Managers – 2.3%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$128,000	$135,992
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	86,000	85,931
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 9/01/2174	75,000	75,017
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	103,000	105,922
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	230,000	221,947
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	135,513
LPL Holdings, Inc., 5.75%, 6/15/2035	89,000	89,084
		$849,406
Building – 0.8%
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	$175,000	$172,097
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	126,000	128,668
		$300,765
Business Services – 1.4%
Beacon Point DC LLC, 6.129%, 11/30/2042 (n)	$185,000	$186,589
Global Payments, Inc., 2.9%, 5/15/2030	120,000	110,146
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)	230,000	218,682
		$515,417
Cable TV – 0.5%
VZ Secured Financing B.V., 5%, 1/15/2032 (n)	$200,000	$175,035
Chemicals – 0.3%
Chemours Co., 5.75%, 11/15/2028 (n)	$46,000	$45,963
Chemours Co., 8%, 1/15/2033 (n)	60,000	60,766
Chemours Co., 7.875%, 3/15/2034 (n)	18,000	18,088
		$124,817
Conglomerates – 1.3%
Regal Rexnord Corp., 6.4%, 4/15/2033	$166,000	$176,188
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	304,000	304,197
		$480,385
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034	$105,000	$109,406
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	115,000	112,403
		$221,809
3

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – 1.0%
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$48,000	$47,587
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	194,000	187,986
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	125,000	130,629
		$366,202
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$116,000	$119,384
Emerging Market Sovereign – 1.5%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$250,000	$251,012
Federal Republic of Nigeria, 7.375%, 9/28/2033	200,000	201,351
Republic of Turkey, 6.875%, 3/17/2036	107,000	106,483
		$558,846
Energy - Independent – 0.8%
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	$102,000	$110,743
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	171,000	172,261
		$283,004
Energy - Integrated – 0.5%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$200,000	$202,968
Entertainment & Leisure – 0.5%
Royal Caribbean Cruises Ltd., 4.75%, 5/15/2033	$68,000	$66,187
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	113,000	114,484
		$180,671
Food & Beverages – 1.9%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$115,000	$107,319
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	199,000	195,602
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.95%, 4/20/2035	58,000	59,807
Performance Food Group Co., 6.125%, 9/15/2032 (n)	116,000	117,419
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	100,000	96,606
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	78,000	76,639
Tyson Foods, Inc., 4.95%, 2/20/2036	47,000	45,656
		$699,048
Global Systemically Important Banks – 5.0%
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	$215,000	$199,806
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	222,904
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	182,000	186,390
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	134,049
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	187,557
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	75,628
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	25,000	25,331
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	59,000	59,915
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	200,000	183,586
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	200,000	200,805
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	394,356
		$1,870,327
Industrial – 0.4%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$150,000	$149,407
4

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 1.7%
Corebridge Financial, Inc., 4.35%, 4/05/2042	$20,000	$16,869
Corebridge Financial, Inc., 4.4%, 4/05/2052	60,000	48,125
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	150,000	152,174
Nippon Life Insurance Co., 6.5% to 4/30/2035, FLR (CMT - 5yr. + 3.189%) to 4/30/2055 (n)	200,000	209,717
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	210,000	224,543
		$651,428
Insurance - Health – 0.5%
Horseshoe Funding Trust I, 6.062%, 2/15/2036 (n)	$200,000	$203,152
Insurance - Property & Casualty – 1.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$150,000	$146,603
CRC Insurance Group LLC, 7.125%, 6/01/2031 (n)	100,000	99,681
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	283,891
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	14,031
Hub International Ltd., 7.25%, 6/15/2030 (n)	150,000	153,935
		$698,141
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)	$136,000	$132,564
Machinery & Tools – 1.1%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$204,283
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	202,055
		$406,338
Medical & Health Technology & Services – 1.4%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$198,932
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	239,694
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	88,322
		$526,948
Metals & Mining – 0.9%
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	$96,000	$91,335
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	88,000	80,163
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	163,000	168,937
		$340,435
Midstream – 3.6%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$143,000	$147,404
Enbridge, Inc., 3.125%, 11/15/2029	150,000	142,810
Enbridge, Inc., 2.5%, 8/01/2033	170,000	144,977
Enbridge, Inc., 5.625%, 4/05/2034	109,000	112,219
Energy Transfer LP, 5.35%, 1/15/2036	134,000	133,437
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	129,536
Targa Resources Corp., 5.4%, 7/30/2036	114,000	113,538
Targa Resources Corp., 4.95%, 4/15/2052	82,000	70,344
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	65,000	64,751
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	67,000	63,537
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	205,000	209,082
		$1,331,635
5

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 4/01/2032	$3,939	$4,076
Fannie Mae, 3%, 2/25/2033 (i)	15,240	947
Fannie Mae, 5.5%, 9/01/2034	1,825	1,831
Freddie Mac, 1.201%, 6/25/2030 (i)	108,616	4,040
		$10,894
Municipals – 4.2%
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	$189,000	$159,775
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	99,000	56,078
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	195,000	182,461
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	100,000	101,619
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	220,936
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035	130,000	134,126
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	235,000	248,663
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	34,000	33,668
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	224,455
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Taxable, “A-2”, 4.55%, 7/01/2040	174,000	151,064
Wisconsin Public Finance Authority, Senior Lien Rev., Taxable (E-470 Public Highway Authority Service Areas Project), 7.087%, 7/01/2060	65,000	65,511
		$1,578,356
Non-Global Systemically Important Banks – 1.2%
Capital One Financial Corp., 6.7%, 11/29/2032	$161,000	$174,883
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	104,000	100,602
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	160,000	164,749
		$440,234
Real Estate - Storage & Office – 1.2%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$209,000	$182,021
Boston Properties LP, REIT, 5.75%, 1/15/2035	122,000	123,162
Vornado Realty LP, 5.75%, 2/01/2033	156,000	156,557
		$461,740
Retail & E-commerce – 1.9%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$61,221
AutoNation, Inc., 5.89%, 3/15/2035	150,000	153,003
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	210,809	239,383
DICK'S Sporting Goods, 3.15%, 1/15/2032	274,000	250,183
		$703,790
Semiconductor & Electronic Components – 0.2%
Broadcom, Inc., 4.3%, 11/15/2032	$96,000	$92,985
Software – 1.8%
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	$112,000	$111,753
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	108,000	110,141
Oracle Corp., 5.2%, 9/26/2035	50,000	46,810
Oracle Corp., 5.7%, 2/04/2036	76,000	73,603
Oracle Corp., 5.95%, 9/26/2055	37,000	31,443
Salesforce, Inc., 5.2%, 3/15/2033	76,000	76,134
Salesforce, Inc., 5.55%, 3/15/2036	133,000	132,899
Salesforce, Inc., 6.4%, 3/15/2046	76,000	76,764
		$659,547
6

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.5%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$156,834
Rogers Communications, Inc., 4.55%, 3/15/2052	58,000	46,067
		$202,901
Tobacco – 1.5%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$230,566
B.A.T. Capital Corp., 6.343%, 8/02/2030	18,000	19,028
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	150,000	157,016
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	152,914
		$559,524
Transportation & Logistics – 0.6%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	$132,000	$110,752
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	46,000	33,502
Triton International Ltd., 5.15%, 2/15/2033	72,000	70,712
		$214,966
Travel, Gaming, & Lodging – 0.2%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$58,000	$58,692
U.S. Treasury Obligations – 20.9%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$800,000	$583,437
U.S. Treasury Bonds, 4.375%, 8/15/2043	817,000	768,235
U.S. Treasury Bonds, 4.75%, 11/15/2043	950,000	934,414
U.S. Treasury Bonds, 4.5%, 2/15/2044 (f)	1,635,000	1,557,082
U.S. Treasury Bonds, 5%, 5/15/2045	250,000	252,129
U.S. Treasury Bonds, 4.875%, 8/15/2045	280,000	277,867
U.S. Treasury Bonds, 4.625%, 11/15/2045	125,000	120,059
U.S. Treasury Bonds, 2.25%, 2/15/2052	60,000	36,124
U.S. Treasury Bonds, 4.125%, 8/15/2053	60,000	52,411
U.S. Treasury Bonds, 4.75%, 11/15/2053	300,000	290,227
U.S. Treasury Bonds, 4.25%, 2/15/2054	1,250,000	1,115,332
U.S. Treasury Bonds, 4.5%, 11/15/2054	450,000	418,904
U.S. Treasury Bonds, 4.75%, 8/15/2055	75,000	72,771
U.S. Treasury Notes, 4.25%, 6/30/2029	125,000	125,283
U.S. Treasury Notes, 3.875%, 4/30/2030	855,000	845,749
U.S. Treasury Notes, 3.625%, 8/31/2030	300,000	293,496
U.S. Treasury Notes, 4%, 11/15/2035	50,000	48,367
		$7,791,887
Utilities – 1.4%
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	$200,000	$224,080
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	30,415
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	166,780
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	100,000	103,474
		$524,749
Utilities - Gas – 0.4%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$132,000	$130,398
Total Bonds (Identified Cost, $37,734,574)		$36,877,768
7

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $142,601)	142,601	$142,600
Other Assets, Less Liabilities – 0.7%		253,021
Net Assets – 100.0%		$37,273,389

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $142,600 and
$36,877,768, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,779,520, representing 50.4% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 6/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	15	$1,605,703	September – 2026	$5,513
U.S. Treasury Ultra Bond 30 yr	Long	USD	4	464,625	September – 2026	13,465
						$18,978
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	20	$4,122,656	September – 2026	$(227)
At June 30, 2026, the fund had liquid securities collateral with an aggregate value of $71,426 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
8

MFS Income Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $37,734,574)	$36,877,768
Investments in affiliated issuers, at value (identified cost, $142,601)	142,600
Cash	1,433
Receivables for
Investments sold	125,429
Fund shares sold	5,059
Interest	402,396
Receivable from investment adviser	9,696
Other assets	184
Total assets	$37,564,565
Liabilities
Payables for
Net daily variation margin on open futures contracts	$8,108
Investments purchased	158,500
Fund shares reacquired	50,353
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	92
Distribution and/or service fees	163
Payable for independent Trustees' compensation	496
Payable for audit and tax fees	46,071
Accrued expenses and other liabilities	27,297
Total liabilities	$291,176
Net assets	$37,273,389
Net assets consist of
Paid-in capital	$41,121,714
Total distributable earnings (loss)	(3,848,325)
Net assets	$37,273,389
Shares of beneficial interest outstanding	4,330,266

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$25,419,978	2,943,039	$8.64
Service Class	11,853,411	1,387,227	8.54
See Notes to Financial Statements
9

MFS Income Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Interest	$986,050
Dividends from affiliated issuers	11,609
Other	15
Total investment income	$997,674
Expenses
Management fee	$94,081
Distribution and/or service fees	14,735
Shareholder servicing costs	5,840
Administrative services fee	8,679
Independent Trustees' compensation	1,513
Custodian fee	8,420
Shareholder communications	1,220
Audit and tax fees	47,592
Legal fees	265
Miscellaneous	17,132
Total expenses	$199,477
Reduction of expenses by investment adviser	(58,476)
Net expenses	$141,001
Net investment income (loss)	$856,673
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(124,833)
Affiliated issuers	(131)
Futures contracts	(129,019)
Net realized gain (loss)	$(253,983)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(240,970)
Affiliated issuers	(18)
Futures contracts	41,660
Net unrealized gain (loss)	$(199,328)
Net realized and unrealized gain (loss)	$(453,311)
Change in net assets from operations	$403,362
See Notes to Financial Statements
10

MFS Income Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$856,673	$1,666,284
Net realized gain (loss)	(253,983)	35,899
Net unrealized gain (loss)	(199,328)	846,491
Change in net assets from operations	$403,362	$2,548,674
Total distributions to shareholders	$—	$(1,560,983)
Change in net assets from fund share transactions	$(1,493,812)	$2,266,326
Total change in net assets	$(1,090,450)	$3,254,017
Net assets
At beginning of period	38,363,839	35,109,822
At end of period	$37,273,389	$38,363,839
See Notes to Financial Statements
11

MFS Income Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.54	$8.31	$8.37	$8.08	$9.81	$10.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.39	$0.38	$0.35	$0.26	$0.23
Net realized and unrealized gain (loss)	(0.10)	0.21	(0.10)	0.25	(1.59)	(0.17)
Total from investment operations	$0.10	$0.60	$0.28	$0.60	$(1.33)	$0.06
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.34)	$(0.31)	$(0.31)	$(0.33)
From net realized gain	—	—	—	—	(0.09)	(0.43)
Total distributions declared to shareholders	$—	$(0.37)	$(0.34)	$(0.31)	$(0.40)	$(0.76)
Net asset value, end of period (x)	$8.64	$8.54	$8.31	$8.37	$8.08	$9.81
Total return (%) (k)(r)(s)(x)	1.17 (n)	7.33	3.25	7.59	(13.71)	0.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.98 (a)	0.99	0.99	0.94	1.00	0.89
Expenses after expense reductions (h)	0.67 (a)	0.67	0.67	0.72	0.75	0.75
Net investment income (loss)	4.63 (a)	4.64	4.57	4.32	2.97	2.28
Portfolio turnover rate	22 (n)	29	85	49	58	72
Net assets at end of period (000 omitted)	$25,420	$26,953	$25,939	$27,815	$28,129	$36,163

See Notes to Financial Statements
12

MFS Income Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.46	$8.24	$8.32	$8.03	$9.72	$10.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.37	$0.36	$0.33	$0.22	$0.21
Net realized and unrealized gain (loss)	(0.10)	0.21	(0.11)	0.25	(1.55)	(0.19)
Total from investment operations	$0.08	$0.58	$0.25	$0.58	$(1.33)	$0.02
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.33)	$(0.29)	$(0.27)	$(0.30)
From net realized gain	—	—	—	—	(0.09)	(0.43)
Total distributions declared to shareholders	$—	$(0.36)	$(0.33)	$(0.29)	$(0.36)	$(0.73)
Net asset value, end of period (x)	$8.54	$8.46	$8.24	$8.32	$8.03	$9.72
Total return (%) (k)(r)(s)(x)	0.95 (n)	7.09	2.91	7.36	(13.85)	0.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23 (a)	1.24	1.25	1.18	1.24	1.14
Expenses after expense reductions (h)	0.92 (a)	0.92	0.92	0.96	1.00	1.00
Net investment income (loss)	4.38 (a)	4.38	4.34	4.09	2.54	2.03
Portfolio turnover rate	22 (n)	29	85	49	58	72
Net assets at end of period (000 omitted)	$11,853	$11,411	$9,171	$4,746	$2,705	$5,547

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
For financial highlights through December 31, 2024, in addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Income Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$7,791,887	$—	$7,791,887
Non - U.S. Sovereign Debt	—	558,846	—	558,846
Municipal Bonds	—	1,578,356	—	1,578,356
U.S. Corporate Bonds	—	10,432,768	—	10,432,768
Residential Mortgage-Backed Securities	—	2,603,850	—	2,603,850
Commercial Mortgage-Backed Securities	—	2,027,970	—	2,027,970
Asset-Backed Securities (including CDOs)	—	6,797,760	—	6,797,760
Foreign Bonds	—	5,086,331	—	5,086,331
Investment Companies	142,600	—	—	142,600
Total	$142,600	$36,877,768	$—	$37,020,368

Other Financial Instruments
Futures Contracts – Assets	$18,978	$—	$—	$18,978
Futures Contracts – Liabilities	(227)	—	—	(227)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
15

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$18,978	$(227)
(a)  Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(129,019)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$41,660
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
16

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
17

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$1,560,983
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$38,498,083
Gross appreciation	366,742
Gross depreciation	(1,844,457)
Net unrealized appreciation (depreciation)	$(1,477,715)
As of 12/31/25
Undistributed ordinary income	1,673,645
Capital loss carryforwards	(4,689,043)
Net unrealized appreciation (depreciation)	(1,236,289)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,154,815)
Long-Term	(3,534,228)
Total	$(4,689,043)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$1,126,166
Service Class	—	434,817
Total	$—	$1,560,983
18

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $2,583, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.67% of average daily net assets for the Initial Class shares and 0.92% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $55,893, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $5,579, which equated to 0.0296% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $261.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0461% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
19

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,247,023	$3,250,488
Non-U.S. Government securities	6,772,369	5,247,037
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	102,508	$881,880	339,754	$2,893,188
Service Class	105,482	894,439	313,547	2,647,924
	207,990	$1,776,319	653,301	$5,541,112
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	135,356	$1,126,166
Service Class	—	—	52,705	434,817
	—	$—	188,061	$1,560,983
Shares reacquired
Initial Class	(313,949)	$(2,704,538)	(440,953)	$(3,741,656)
Service Class	(66,509)	(565,593)	(130,509)	(1,094,113)
	(380,458)	$(3,270,131)	(571,462)	$(4,835,769)
Net change
Initial Class	(211,441)	$(1,822,658)	34,157	$277,698
Service Class	38,973	328,846	235,743	1,988,628
	(172,468)	$(1,493,812)	269,900	$2,266,326
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $85 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
20

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$346,205	$5,684,361	$5,887,817	$(131)	$(18)	$142,600

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,609	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Income Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS Technology Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Technology Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 94.4%
Business Services – 0.5%
Verisk Analytics, Inc., “A”	6,929	$1,243,963
Electrical Equipment – 2.8%
Amphenol Corp., “A”	11,957	$2,108,258
Corning, Inc.	19,346	4,941,549
		$7,049,807
Hardware, Peripherals, & Assembly – 21.2%
Apple, Inc. (s)	60,717	$17,569,071
Arista Networks, Inc. (a)	36,847	6,259,569
Cisco Systems, Inc.	65,270	7,666,614
Coherent Corp. (a)	7,802	3,077,655
Fastly, Inc., “A” (a)	42,162	774,094
Hitachi Ltd.	89,400	2,484,386
Micron Technology, Inc.	3,358	3,876,106
Sandisk Corp. of Delaware (a)	2,910	6,616,554
Seagate Technology Holdings PLC	5,381	5,192,665
		$53,516,714
Insurance – 0.4%
Aon PLC	3,031	$1,005,352
Interactive Media Services – 11.0%
Alphabet, Inc., “A” (s)	59,604	$21,300,681
Meta Platforms, Inc., “A” (s)	11,309	6,370,247
		$27,670,928
Semiconductor & Electronic Components – 38.7%
Advanced Micro Devices (a)	15,814	$9,186,511
Analog Devices, Inc.	8,931	3,547,125
Applied Materials, Inc.	15,215	11,000,445
Broadcom, Inc.	47,488	17,938,592
Globalwafers Co. Ltd.	53,000	1,714,303
KLA Corp.	25,690	7,750,930
Lam Research Corp.	25,570	11,080,248
NVIDIA Corp. (s)	83,468	16,701,112
NXP Semiconductors N.V.	7,830	2,200,465
Renesas Electronics Corp.	80,700	2,437,780
Taiwan Semiconductor Manufacturing Co. Ltd.	61,000	4,684,108
Teradyne, Inc.	9,873	4,776,952
Texas Instruments, Inc.	16,105	4,800,417
		$97,818,988
Software – 19.2%
Akamai Technologies, Inc. (a)	13,806	$1,632,007
Autodesk, Inc. (a)	8,053	1,565,664
Cadence Design Systems, Inc. (a)	10,509	3,944,238
Constellation Software, Inc.	1,260	2,372,078
CrowdStrike Holdings, Inc. (a)	5,954	4,543,736
Datadog, Inc., “A” (a)	8,107	2,110,739
TKSFS-SEM
1

MFS Technology Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – continued
Figma, Inc. (a)	375	$6,784
HubSpot, Inc. (a)	3,542	646,450
Intuit, Inc.	4,921	1,284,381
JFrog Ltd. (a)	39,831	3,619,841
Microsoft Corp. (s)	31,707	11,827,345
MongoDB, Inc. (a)	8,999	3,022,764
Okta, Inc. (a)	13,127	1,791,179
ServiceTitan, Inc., “A” (a)	13,081	924,958
Shopify, Inc. (a)	54,905	6,269,053
Snowflake, Inc., “A” (a)	6,410	1,631,345
Tyler Technologies, Inc. (a)	4,252	1,243,540
		$48,436,102
Telecom Services – 0.6%
Space Exploration Technologies, “A” (a)	9,094	$1,553,801
Total Common Stocks (Identified Cost, $112,849,457)		$238,295,655

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	849	$0

Mutual Funds (h) – 5.9%
Money Market Funds – 5.9%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $14,855,778)	14,855,551	$14,855,551
Other Assets, Less Liabilities – (0.3)%		(666,154)
Net Assets – 100.0%		$252,485,052

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,855,551 and
$238,295,655, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At June 30, 2026, the fund had cash collateral of $5,343 and other liquid securities collateral with an aggregate value of $560,019. Cash collateral posted and/or cash pledged in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
2

MFS Technology Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $112,849,457)	$238,295,655
Investments in affiliated issuers, at value (identified cost, $14,855,778)	14,855,551
Cash	35,619
Foreign currency, at value (identified cost, $6)	6
Cash pledged	5,343
Receivables for
Fund shares sold	44,777
Interest and dividends	30,737
Other assets	452
Total assets	$253,268,140
Liabilities
Payables for
Fund shares reacquired	$709,447
Payable to affiliates
Investment adviser	9,826
Administrative services fee	239
Shareholder servicing costs	111
Distribution and/or service fees	2,825
Payable for independent Trustees' compensation	839
Accrued expenses and other liabilities	59,801
Total liabilities	$783,088
Net assets	$252,485,052
Net assets consist of
Paid-in capital	$100,613,097
Total distributable earnings (loss)	151,871,955
Net assets	$252,485,052
Shares of beneficial interest outstanding	5,456,543

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$38,792,310	767,599	$50.54
Service Class	213,692,742	4,688,944	45.57
See Notes to Financial Statements
3

MFS Technology Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$566,170
Dividends from affiliated issuers	67,006
Other	5,059
Income on securities loaned	34
Foreign taxes withheld	(8,850)
Total investment income	$629,419
Expenses
Management fee	$825,342
Distribution and/or service fees	233,962
Shareholder servicing costs	6,682
Administrative services fee	20,162
Independent Trustees' compensation	3,046
Custodian fee	7,823
Shareholder communications	3,354
Audit and tax fees	37,469
Legal fees	635
Miscellaneous	15,963
Total expenses	$1,154,438
Reduction of expenses by investment adviser	(15,122)
Net expenses	$1,139,316
Net investment income (loss)	$(509,897)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,215,098
Affiliated issuers	(490)
Foreign currency	(8,828)
Net realized gain (loss)	$2,205,780
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$41,908,011
Affiliated issuers	(434)
Net unrealized gain (loss)	$41,907,577
Net realized and unrealized gain (loss)	$44,113,357
Change in net assets from operations	$43,603,460
See Notes to Financial Statements
4

MFS Technology Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$(509,897)	$(787,754)
Net realized gain (loss)	2,205,780	25,667,628
Net unrealized gain (loss)	41,907,577	5,984,795
Change in net assets from operations	$43,603,460	$30,864,669
Total distributions to shareholders	$—	$(26,247,496)
Change in net assets from fund share transactions	$(6,312,868)	$29,782,236
Total change in net assets	$37,290,592	$34,399,409
Net assets
At beginning of period	215,194,460	180,795,051
At end of period	$252,485,052	$215,194,460
See Notes to Financial Statements
5

MFS Technology Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$42.04	$41.22	$30.43	$19.73	$33.58	$31.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.08)	$(0.07)	$(0.05)	$(0.09)	$(0.21)
Net realized and unrealized gain (loss)	8.55	6.31	11.23	10.75	(11.54)	4.47
Total from investment operations	$8.50	$6.23	$11.16	$10.70	$(11.63)	$4.26
Less distributions declared to shareholders
From net realized gain	$—	$(5.41)	$(0.37)	$—	$(2.22)	$(1.78)
Net asset value, end of period (x)	$50.54	$42.04	$41.22	$30.43	$19.73	$33.58
Total return (%) (k)(r)(s)(x)	20.22 (n)	16.57	36.80	54.23	(35.70)	13.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84 (a)	0.83	0.87	0.86	0.89	0.88
Expenses after expense reductions	0.82 (a)	0.82	0.86	0.84	0.88	0.87
Net investment income (loss)	(0.25)(a)	(0.20)	(0.19)	(0.18)	(0.37)	(0.62)
Portfolio turnover rate	21 (n)	69	47	43	28	44
Net assets at end of period (000 omitted)	$38,792	$32,824	$30,905	$24,700	$17,106	$28,740
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	N/A	N/A	N/A	0.86

See Notes to Financial Statements
6

MFS Technology Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$37.96	$37.81	$28.01	$18.21	$31.29	$29.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.17)	$(0.15)	$(0.10)	$(0.14)	$(0.27)
Net realized and unrealized gain (loss)	7.71	5.73	10.32	9.90	(10.72)	4.19
Total from investment operations	$7.61	$5.56	$10.17	$9.80	$(10.86)	$3.92
Less distributions declared to shareholders
From net realized gain	$—	$(5.41)	$(0.37)	$—	$(2.22)	$(1.78)
Net asset value, end of period (x)	$45.57	$37.96	$37.81	$28.01	$18.21	$31.29
Total return (%) (k)(r)(s)(x)	20.05 (n)	16.28	36.45	53.82	(35.85)	13.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.09 (a)	1.08	1.12	1.11	1.15	1.13
Expenses after expense reductions	1.07 (a)	1.07	1.11	1.09	1.13	1.12
Net investment income (loss)	(0.50)(a)	(0.45)	(0.44)	(0.43)	(0.62)	(0.87)
Portfolio turnover rate	21 (n)	69	47	43	28	44
Net assets at end of period (000 omitted)	$213,693	$182,371	$149,890	$112,852	$80,955	$105,624
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	N/A	N/A	N/A	1.11

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Technology Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
8

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$218,333,947	$—	$—	$218,333,947
Canada	8,641,131	0	—	8,641,131
Taiwan	—	6,398,411	—	6,398,411
Japan	—	4,922,166	—	4,922,166
Investment Companies	14,855,551	—	—	14,855,551
Total	$241,830,629	$11,320,577	$—	$253,151,206
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In
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Notes to Financial Statements (unaudited) - continued
return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$4,673,489
Long-term capital gains	21,574,007
Total distributions	$26,247,496
The federal tax cost and the tax basis components of distributable earnings were as follows:
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MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$128,221,560
Gross appreciation	129,838,867
Gross depreciation	(4,909,221)
Net unrealized appreciation (depreciation)	$124,929,646
As of 12/31/25
Undistributed long-term capital gain	25,246,481
Other temporary differences	(55)
Net unrealized appreciation (depreciation)	83,022,069
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$3,811,198
Service Class	—	22,436,298
Total	$—	$26,247,496
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $15,122, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
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MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $6,424, which equated to 0.0058% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $258.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0183% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $4,944, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $45,876,673 and $64,542,672, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	48,679	$2,131,162	58,355	$2,347,944
Service Class	333,180	12,495,632	979,918	35,717,692
	381,859	$14,626,794	1,038,273	$38,065,636
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	100,692	$3,811,198
Service Class	—	—	655,840	22,436,298
	—	$—	756,532	$26,247,496
Shares reacquired
Initial Class	(61,908)	$(2,665,066)	(127,937)	$(5,259,699)
Service Class	(449,098)	(18,274,596)	(795,219)	(29,271,197)
	(511,006)	$(20,939,662)	(923,156)	$(34,530,896)
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MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Net change
Initial Class	(13,229)	$(533,904)	31,110	$899,443
Service Class	(115,918)	(5,778,964)	840,539	28,882,793
	(129,147)	$(6,312,868)	871,649	$29,782,236
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $501 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,440,722	$33,855,177	$21,439,424	$(490)	$(434)	$14,855,551

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$67,006	$—
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Technology Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 14, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 14, 2026

*  Print name and title of each signing officer under his or her signature.